UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller, Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (94.4%)
Consumer Discretionary (16.2%)
Aaron Rents, Inc.	290,892	7,904
* Blue Nile, Inc.	47,000	1,654
* Coldwater Creek, Inc.	154,600	4,298
* Crocs, Inc.	14,000	352
* Golf Galaxy, Inc.	394,500	8,620
* Guitar Center, Inc.	66,000	3,148
* Hibbett Sporting Goods, Inc.	228,000	7,522
* LIFE TIME FITNESS, Inc.	144,500	6,770
Lithia Motors, Inc.	84,500	2,932
* LKQ Corp.	222,200	4,624
* Morton’s Restaurant Group, Inc.	360,700	6,269
Orient-Express Hotels, Ltd. - Class A	315,737	12,386
* Pinnacle Entertainment, Inc.	290,300	8,178
* Red Robin Gourmet Burgers, Inc.	115,300	5,442
* Stamps.com, Inc.	62,400	2,200
* True Religion Apparel, Inc.	271,043	5,006
* Williams Scotsman International, Inc.	106,600	2,670

Total		89,975

Consumer Staples (2.4%)
* Peet’s Coffee & Tea, Inc.	113,100	3,393
* United Natural Foods, Inc.	287,900	10,068

Total		13,461

Energy (5.7%)
* FMC Technologies, Inc.	197,500	10,116
* Grant Prideco, Inc.	132,700	5,685
* Grey Wolf, Inc.	778,600	5,793
* James River Coal Co.	130,300	4,426
Western Refining, Inc.	247,500	5,351

Total		31,371

Financials (10.3%)
BankAtlantic Bancorp, Inc. - Class A	206,300	2,969
* Bankrate, Inc.	63,068	2,747
First Republic Bank	142,400	5,386
Greater Bay Bancorp	282,700	7,842
Greenhill & Co., Inc.	92,300	6,102
* Heartland Payment Systems, Inc.	188,000	4,657
Investors Financial Services Corp.	58,330	2,734
* Nexity Financial Corp.	247,700	3,121
optionsXpress Holdings, Inc.	367,500	10,687
Placer Sierra Bancshares	151,600	4,328
* Portfolio Recovery Associates, Inc.	135,900	6,364

Total		56,937

Health Care (20.1%)
* Adams Respiratory Therapeutics, Inc.	198,100	7,878
* Foxhollow Technologies, Inc.	88,200	2,695

* HealthExtras, Inc.	52,100	1,839
* Horizon Health Corp.	217,810	4,313
* Kyphon, Inc.	183,000	6,808
LCA-Vision, Inc.	237,200	11,886
* Nighthawk Radiology Holdings, Inc.	98,000	2,341
* Pediatrix Medical Group, Inc.	119,500	12,265
PolyMedica Corp.	89,400	3,787
* Providence Service Corp.	283,985	9,235
* PSS World Medical, Inc.	202,200	3,900
* Psychiatric Solutions, Inc.	324,400	10,747
* Radiation Therapy Services, Inc.	160,200	4,087
* ResMed, Inc.	202,100	8,888
* SonoSite, Inc.	95,000	3,861
* Symbion, Inc.	323,500	7,327
* Syneron Medical, Ltd.	156,340	4,567
* Ventana Medical Systems, Inc.	129,400	5,405

Total		111,829

Industrials (17.4%)
* ACCO Brands Corp.	105,800	2,349
* The Advisory Board Co.	199,000	11,098
* Beacon Roofing Supply, Inc.	341,700	13,887
Brady Corp. - Class A	123,900	4,641
Bucyrus International, Inc. - Class A	89,220	4,300
C.H. Robinson Worldwide, Inc.	156,800	7,697
The Corporate Executive Board Co.	87,100	8,788
* Corrections Corp. of America	213,250	9,639
Forward Air Corp.	218,550	8,150
* Hudson Highland Group, Inc.	168,800	3,197
* Huron Consulting Group, Inc.	173,400	5,252
Knight Transportation, Inc.	393,667	7,775
* Marlin Business Services, Inc.	243,620	5,384
* Marten Transport, Ltd.	231,500	4,188

Total		96,345

Information Technology (16.8%)
* Blackboard, Inc.	274,100	7,787
* Eagle Test Systems, Inc.	141,200	2,174
* Entegris, Inc.	687,800	7,318
* Essex Corp.	382,600	8,426
* Euronet Worldwide, Inc.	209,500	7,925
* Genesis Microchip, Inc.	251,200	4,280
* International DisplayWorks, Inc.	391,827	2,566
* Kanbay International, Inc.	165,000	2,518
* Kenexa Corp.	110,789	3,407
* MKS Instruments, Inc.	226,650	5,310
* Plexus Corp.	239,900	9,014
* RADWARE, Ltd.	414,000	7,299
* Sonic Solutions	418,900	7,586
* Tessera Technologies, Inc.	249,100	7,992
* THQ, Inc.	229,850	5,951
* Unica Corp.	259,900	3,012
* Westell Technologies, Inc. - Class A	195,144	794

Total		93,359

Materials (3.6%)
Airgas, Inc.	130,150	5,088
* Intertape Polymer Group, Inc.	75,400	648
Silgan Holdings, Inc.	268,100	10,769
Steel Technologies, Inc.	150,200	3,650

Total		20,155

Telecommunication Services (1.8%)
* UbiquiTel, Inc.	1,012,800	10,229

Total		10,229

Utilities (0.1%)
ITC Holdings Corp.	17,700	465

Total		465

Total Common Stocks (Cost: $424,920)		524,126

Money Market Investments (5.5%)
Federal Government & Agencies (0.1%)
Federal National Mortgage Association, 4.65%, 6/26/06	800,000	791

Total		791

Finance Lessors (0.9%)
Ranger Funding, Co., LLC, 4.71%, 4/10/06	5,000,000	4,994

Total		4,994

Finance Services (0.9%)
Bryant Park Funding LLC, 4.74%, 4/17/06	5,000,000	4,989

Total		4,989

National Commercial Banks (0.9%)
Rabobank USA, 4.83%, 4/3/06	4,800,000	4,799

Total		4,799

Newspapers (0.9%)
Gannet Company, Inc., 4.72%, 4/11/06	5,000,000	4,993

Total		4,993

Security Brokers and Dealers (0.9%)
Merrill Lynch, 4.75%, 4/7/06	5,000,000	4,996

Total		4,996

Short Term Business Credit (0.9%)
Old Line Funding Corp., 4.56%, 4/4/06	5,000,000	4,999

Total		4,999

Total Money Market Investments (Cost: $30,561)		30,561

Total Investments (99.9%) (Cost $455,481)(a)	554,687

Other Assets, Less Liabilities (0.1%)	314

Net Assets (100.0%)	555,001

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $455,481 and the net unrealized appreciation of investments based on that cost was $99,206 which is comprised of $109,200 aggregate gross unrealized appreciation and $9,994 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Index Futures (Long) (Total Notional Value at March 31, 2006, $14,651)	40	6/06	$785

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Small Cap Value Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (96.0%)
Consumer Discretionary (13.1%)
Aaron Rents, Inc.	144,400	3,923
Aaron Rents, Inc. - Class A	4,725	115
* AnnTaylor Stores Corp.	2,400	88
* Big Lots, Inc.	29,000	405
* Cablevision Systems Corp.	5,200	139
Centerplate, Inc.	30,700	396
* Cox Radio, Inc. - Class A	17,400	234
CSS Industries, Inc.	42,000	1,375
* Culp, Inc.	32,600	158
Dillard’s, Inc. - Class A	8,900	232
* Discovery Holding Co.	14,700	221
Dow Jones & Co., Inc.	10,900	428
Entercom Communications Corp.	13,900	388
Family Dollar Stores, Inc.	20,200	537
Fred’s, Inc.	61,900	821
The Gap, Inc.	28,300	529
H&R Block, Inc.	15,600	338
* Hancock Fabrics, Inc.	59,000	215
Harley-Davidson, Inc.	2,600	135
Hasbro, Inc.	18,400	388
Haverty Furniture Companies, Inc.	98,500	1,413
* IAC/InterActiveCorp	6,450	190
Journal Register Co.	66,000	804
* Lamar Advertising Co. - Class A	5,000	263
* Live Nation, Inc.	27,000	536
Mattel, Inc.	47,400	859
Matthews International Corp. - Class A	76,000	2,908
Meredith Corp.	9,800	547
The New York Times Co. - Class A	20,900	529
Newell Rubbermaid, Inc.	13,100	330
Outback Steakhouse, Inc.	11,300	497
Pearson PLC, ADR	33,000	457
* RARE Hospitality International, Inc.	79,850	2,781
Reuters Group PLC, ADR	2,700	111
Ruby Tuesday, Inc.	38,700	1,241
* Saga Communications, Inc. - Class A	80,600	779
* Scholastic Corp.	12,500	335
SCP Pool Corp.	65,925	3,093
Skyline Corp.	29,000	1,200
Stanley Furniture Co., Inc.	57,600	1,685
Stein Mart, Inc.	130,100	2,266
The TJX Companies, Inc.	22,900	568
Tribune Co.	22,300	612
* Univision Communications, Inc. - Class A	17,100	589
The Washington Post Co. - Class B	93	72
Weight Watchers International, Inc.	2,700	139
Winnebago Industries, Inc.	33,500	1,016

Total		36,885

Consumer Staples (2.1%)
* Alliance One International, Inc.	65,000	316
Campbell Soup Co.	22,200	719
Casey’s General Stores, Inc.	74,300	1,699
The Clorox Co.	10,000	599
The Estee Lauder Companies, Inc. - Class A	5,600	208
H.J. Heinz Co.	17,200	652
McCormick & Co., Inc.	5,700	193

Nash Finch Co.	25,000	748
* Wild Oats Markets, Inc.	42,800	870

Total		6,004

Energy (8.5%)
* Atwood Oceanics, Inc.	16,700	1,687
CARBO Ceramics, Inc.	26,200	1,491
* Cooper Cameron Corp.	16,800	741
* Forest Oil Corp.	59,550	2,214
* Grant Prideco, Inc.	12,100	518
* Hanover Compressor Co.	33,500	624
* Lone Star Technologies, Inc.	25,600	1,418
* Mariner Energy, Inc.	48,193	988
Murphy Oil Corp.	16,600	827
Penn Virginia Corp.	52,500	3,727
* TETRA Technologies, Inc.	74,900	3,523
* Todco - Class A	61,500	2,424
* Union Drilling, Inc.	16,800	246
* W-H Energy Services, Inc.	36,500	1,624
* Whiting Petroleum Corp.	47,000	1,927

Total		23,979

Financials (19.8%)
Allied Capital Corp.	57,100	1,747
American Capital Strategies, Ltd.	23,400	823
Aon Corp.	2,600	108
Apartment Investment & Management Co. - Class A	9,100	427
Aspen Insurance Holdings, Ltd.	12,600	311
Axis Capital Holdings, Ltd.	17,800	532
Bedford Property Investors, Inc.	42,200	1,136
Boston Private Financial Holdings, Inc.	28,200	953
Citizens Banking Corp.	2,000	54
Columbia Equity Trust, Inc.	34,700	610
Commerce Bancshares, Inc.	5,776	298
East West Bancorp, Inc.	86,000	3,315
Equity Office Properties Trust	5,100	171
First Financial Fund, Inc.	102,669	1,695
First Horizon National Corp.	3,600	150
First Potomac Realty Trust	57,600	1,627
First Republic Bank	88,000	3,328
Genworth Financial, Inc.	19,600	655
Glenborough Realty Trust, Inc.	35,600	774
Huntington Bancshares, Inc.	11,100	268
Innkeepers USA Trust	51,700	876
Investors Financial Services Corp.	11,700	548
Janus Capital Group, Inc.	19,800	459
Jefferson-Pilot Corp.	9,200	515
Kilroy Realty Corp.	54,900	4,243
* LaBranche & Co., Inc.	6,100	96
Lasalle Hotel Properties	54,700	2,243
Lazard, Ltd. - Class A	7,700	341
* Markel Corp.	5,800	1,959
Marsh & McLennan Companies, Inc.	33,500	984
Max Re Capital, Ltd.	65,000	1,547
The Midland Co.	42,900	1,501
NetBank, Inc.	76,000	550
NewAlliance Bancshares, Inc.	11,700	169
North Fork Bancorporation, Inc.	9,000	259
Northern Trust Corp.	10,700	562
Ohio Casualty Corp.	11,000	349
PNC Financial Services Group, Inc.	5,300	357
* ProAssurance Corp.	73,000	3,796
Radian Group, Inc.	1,700	102
Regions Financial Corp.	9,400	331
Scottish Annuity Re Group, Ltd.	28,700	712

The St. Paul Travelers Companies, Inc.	16,230	678
Strategic Hotels & Resorts, Inc.	86,000	2,002
* SVB Financial Group	66,700	3,538
Synovus Financial Corp.	20,600	558
TCF Financial Corp.	11,000	283
Texas Regional Bancshares, Inc. - Class A	127,655	3,765
* Triad Guaranty, Inc.	4,900	230
UnumProvident Corp.	23,000	471
Valley National Bancorp	1,600	41
Waddell & Reed Financial, Inc. - Class A	5,600	129
Washington Real Estate Investment Trust	48,800	1,772
Willis Group Holdings, Ltd.	15,100	517
XL Capital, Ltd. - Class A	4,900	314

Total		55,779

Health Care (5.8%)
* AMERIGROUP Corp.	8,600	181
Analogic Corp.	13,200	874
Arrow International, Inc.	35,430	1,157
Becton, Dickinson and Co.	3,200	197
* Cephalon, Inc.	900	54
* Chiron Corp.	17,900	820
* Diversa Corp.	99,700	908
* Exelixis, Inc.	86,800	1,042
Health Management Associates, Inc. - Class A	13,800	298
* HEALTHSOUTH Corp.	74,300	371
* Kinetic Concepts, Inc.	6,800	280
* LifePoint Hospitals, Inc.	8,700	271
* Lincare Holdings, Inc.	15,400	600
* MedImmune, Inc.	12,500	457
* Myriad Genetics, Inc.	80,500	2,100
* OSI Pharmaceuticals, Inc.	8,900	286
Owens & Minor, Inc.	84,800	2,778
* Pharmion Corp.	31,000	559
* Tenet Healthcare Corp.	48,600	359
Universal Health Services, Inc. - Class B	13,800	701
Valeant Pharmaceuticals International	20,100	319
West Pharmaceutical Services, Inc.	50,000	1,736

Total		16,348

Industrials (20.9%)
* Accuride Corp.	44,000	506
* Allied Waste Industries, Inc.	53,700	657
American Power Conversion Corp.	4,400	102
American Standard Companies, Inc.	11,400	489
Ameron International Corp.	23,900	1,750
C&D Technologies, Inc.	63,500	587
* Casella Waste Systems, Inc. - Class A	102,000	1,449
Cintas Corp.	8,600	367
Deere & Co.	5,700	451
* Dollar Thrifty Automotive Group, Inc.	56,800	2,579
EDO Corp.	32,500	1,003
* Electro Rent Corp.	94,200	1,601
ElkCorp	25,000	844
Equifax, Inc.	10,800	402
Franklin Electric Co., Inc.	63,700	3,481
* FTI Consulting, Inc.	66,000	1,883
G & K Services, Inc. - Class A	47,800	2,033
* Genesee & Wyoming, Inc.	79,650	2,444
* The Genlyte Group, Inc.	30,200	2,058
IDEX Corp.	52,300	2,728
* Insituform Technologies, Inc. - Class A	83,000	2,208
JLG Industries, Inc.	175,800	5,412
* Kirby Corp.	47,100	3,208
Laidlaw International, Inc.	19,500	530

Landstar System, Inc.	111,000	4,897
Macquarie Infrastructure Co. Trust	45,000	1,463
Manpower, Inc.	10,600	606
McGrath Rentcorp	86,500	2,600
Nordson Corp.	49,700	2,478
Raytheon Co.	10,500	481
Rockwell Collins, Inc.	3,000	169
The ServiceMaster Co.	5,500	72
Southwest Airlines Co.	41,400	745
Synagro Technologies, Inc.	57,900	290
UTI Worldwide, Inc.	96,720	3,056
* Waste Connections, Inc.	42,100	1,676
Woodward Governor Co.	49,200	1,636

Total		58,941

Information Technology (10.3%)
* Andrew Corp.	15,900	195
* ATMI, Inc.	39,500	1,193
AVX Corp.	32,800	581
Belden CDT, Inc.	68,100	1,854
* The BISYS Group, Inc.	40,000	539
* Brooks Automation, Inc.	166,200	2,367
* Entegris, Inc.	133,198	1,417
* Intuit, Inc.	15,100	803
KLA-Tencor Corp.	4,500	218
Landauer, Inc.	21,400	1,075
* Littelfuse, Inc.	47,600	1,625
* McAfee, Inc.	9,500	231
Methode Electronics, Inc. - Class A	36,200	394
Molex, Inc. - Class A	23,700	704
MoneyGram International, Inc.	21,148	650
* MPS Group, Inc.	157,200	2,406
* Novellus Systems, Inc.	20,600	494
* Packeteer, Inc.	82,600	958
* Premiere Global Services, Inc.	116,300	936
* Progress Software Corp.	67,000	1,949
* RSA Security, Inc.	89,100	1,598
* Spansion, Inc. - Class A	14,500	215
* SPSS, Inc.	59,825	1,894
StarTek, Inc.	55,000	1,296
* Sun Microsystems, Inc.	86,400	443
* Synopsys, Inc.	28,000	626
Total System Services, Inc.	5,400	108
* Websense, Inc.	79,600	2,195

Total		28,964

Materials (10.6%)
Abitibi-Consolidated, Inc.	19,700	82
Airgas, Inc.	65,200	2,549
Alcan, Inc.	200	9
AptarGroup, Inc.	42,800	2,365
Arch Chemicals, Inc.	54,500	1,657
Bowater, Inc.	9,400	278
Carpenter Technology Corp.	34,500	3,260
Chesapeake Corp.	20,100	279
Deltic Timber Corp.	36,800	2,230
* Domtar, Inc.	68,900	491
Florida Rock Industries, Inc.	51,400	2,890
Gibraltar Industries, Inc.	77,000	2,268
International Paper Co.	22,100	764
MacDermid, Inc.	57,500	1,849
MeadWestvaco Corp.	5,500	150
* Meridian Gold, Inc.	65,100	1,930
Metal Management, Inc.	58,100	1,839
Myers Industries, Inc.	68,767	1,100

* Nalco Holding Co.	47,800	846
Potash Corp. of Saskatchewan, Inc.	1,000	88
* Symyx Technologies, Inc.	43,400	1,204
Wausau Paper Corp.	88,100	1,248
Weyerhaeuser Co.	4,800	348

Total		29,724

Other Holdings (0.6%)
iShares Russell 2000 Value Index Fund	21,500	1,605

Total		1,605

Telecommunication Services (0.6%)
* Nextel Partners, Inc.	10,800	306
Telephone and Data Systems, Inc.	15,200	600
Telephone and Data Systems, Inc. - Special Shares	2,100	79
Telus Corp.	5,400	209
* Wireless Facilities, Inc.	145,600	585

Total		1,779

Utilities (3.7%)
Black Hills Corp.	47,300	1,609
Cleco Corp.	63,500	1,418
Duke Energy Corp.	13,800	402
* Dynegy, Inc. - Class A	43,000	206
* El Paso Electric Co.	70,800	1,348
Energy East Corp.	6,700	163
FirstEnergy Corp.	1,800	88
NiSource, Inc.	37,900	766
* NRG Energy, Inc.	8,700	393
Otter Tail Corp.	18,100	519
Pinnacle West Capital Corp.	15,500	606
Southwest Gas Corp.	37,600	1,051
TECO Energy, Inc.	45,200	729
Vectren Corp.	34,800	918
Xcel Energy, Inc.	9,900	180

Total		10,396

Total Common Stocks (Cost: $188,687)		270,404

Convertible Corporate Bonds (0.1%)
Information Technology (0.1%)
Lucent Technologies, 2.75%, 6/15/25	192,000	213

Total		213

Utilities (0.0%)
Xcel Energy, Inc. 7.50%, 11/21/07	2,000	3

Total		3

Total Convertible Corporate Bonds (Cost: $208)		216

Preferred Stocks (0.1%)
Consumer Discretionary (0.1%)
General Motors Corp.	7,600	176

Total		176

Industrials (0.0%)
Allied Waste Industries, Inc.	600	203

Total		203

Total Preferred Stocks (Cost: $316)		379

Money Market Investments (4.1%)
Other Holdings (4.1%)
(b) Reserve Investment Fund	11,510,516	11,511

Total Money Market Investments (Cost: $11,511)		11,511

Total Investments (100.3%) (Cost $200,722)(a)		282,510

Other Assets, Less Liabilities (-0.3%)		(864)

Net Assets (100.0%)		281,646

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $200,722 and the net unrealized appreciation of investments based on that cost was $81,788 which is comprised of $87,235 aggregate gross unrealized appreciation and $5,447 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

Northwestern Mutual Series Fund, Inc.

Aggressive Growth Stock Portfolio

Schedule of Investments

March 31, 2006

	Shares/ $ Par	Value $ (000’s)
Common Stocks (91.5%)
Consumer Discretionary (11.2%)
* AnnTaylor Stores Corp.	382,000	14,054
* The Cheesecake Factory, Inc.	333,800	12,501
Choice Hotels International, Inc.	443,900	20,322
Gentex Corp.	287,480	5,019
* Lamar Advertising Co. - Class A	204,825	10,778
Michaels Stores, Inc.	322,700	12,127
* O’Reilly Automotive, Inc.	688,260	25,162
* Pixar	69,500	4,458
* Scientific Games Corp.	537,700	18,889
SCP Pool Corp.	174,900	8,205
Station Casinos, Inc.	221,200	17,557

Total		149,072

Consumer Staples (0.5%)
Whole Foods Market, Inc.	102,375	6,802

Total		6,802

Energy (7.8%)
BJ Services Co.	466,500	16,141
CONSOL Energy, Inc.	196,700	14,587
ENSCO International, Inc.	333,900	17,179
* Nabors Industries, Ltd.	192,300	13,765
* National-Oilwell Varco, Inc.	227,200	14,568
* Newfield Exploration Co.	304,900	12,775
Range Resources Corp.	534,000	14,584

Total		103,599

Financials (12.3%)
Assured Guaranty, Ltd.	566,000	14,150
Brown & Brown, Inc.	333,900	11,085
Chicago Mercantile Exchange Holdings, Inc.	24,800	11,098
The Colonial BancGroup, Inc.	788,300	19,708
Investors Financial Services Corp.	429,780	20,144
Legg Mason, Inc.	165,270	20,713
* Nelnet, Inc. - Class A	214,200	8,921
Nuveen Investments - Class A	260,000	12,519
* SVB Financial Group	133,000	7,056
TD Ameritrade Holding Corp.	1,030,700	21,511
Ventas, Inc.	493,300	16,368

Total		163,273

Health Care (15.4%)
* Caremark Rx, Inc.	241,094	11,857
* Celgene Corp.	426,800	18,873
* Centene Corp.	417,400	12,176
* Covance, Inc.	257,100	15,105
* Cytyc Corp.	736,800	20,763
* DaVita, Inc.	460,300	27,714
* Gen-Probe, Inc.	177,100	9,762

* Kinetic Concepts, Inc.	244,334	10,059
* Lincare Holdings, Inc.	216,700	8,443
* Neurocrine Biosciences, Inc.	143,888	9,287
* ResMed, Inc.	342,700	15,072
* St. Jude Medical, Inc.	252,100	10,336
* Varian Medical Systems, Inc.	329,700	18,516
* VCA Antech, Inc.	551,000	15,692

Total		203,655

Industrials (15.2%)
The Corporate Executive Board Co.	352,220	35,538
Expeditors International of Washington, Inc.	309,330	26,723
Fastenal Co.	507,080	24,005
Graco, Inc.	525,800	23,887
* IntercontinentalExchange, Inc.	148,283	10,239
J.B. Hunt Transport Services, Inc.	642,100	13,831
* Monster Worldwide, Inc.	637,300	31,776
* Nutri/System, Inc.	207,100	9,841
Ritchie Bros. Auctioneers, Inc.	11,000	545
Robert Half International, Inc.	339,600	13,112
* Stericycle, Inc.	185,800	12,564

Total		202,061

Information Technology (25.1%)
* Activision, Inc.	475,310	6,555
* Alliance Data Systems Corp.	394,400	18,446
* Altera Corp.	643,900	13,290
Amphenol Corp. - Class A	328,500	17,141
* ATI Technologies, Inc.	817,000	14,036
* Broadcom Corp. - Class A	429,450	18,535
* Citrix Systems, Inc.	185,300	7,023
* Cogent, Inc.	814,100	14,931
* Cognizant Technology Solutions Corp. - Class A	441,400	26,258
* Cognos, Inc.	161,000	6,263
* Cree, Inc.	484,600	15,900
* Euronet Worldwide, Inc.	336,400	12,726
* FLIR Systems, Inc.	443,800	12,608
Harris Corp.	369,700	17,483
* Jabil Circuit, Inc.	681,000	29,187
KLA-Tencor Corp.	238,180	11,518
Microchip Technology, Inc.	408,095	14,814
* NAVTEQ Corp.	365,500	18,513
Paychex, Inc.	219,040	9,125
* Salesforce.com, Inc.	176,400	6,409
* SRA International, Inc. - Class A	180,700	6,818
* VeriFone Holdings, Inc.	524,700	15,893
* WebEx Communications, Inc.	215,000	7,239
* Zebra Technologies Corp. - Class A	244,652	10,941

Total		331,652

Materials (3.3%)
* Crown Holdings, Inc.	653,500	11,593
The Lubrizol Corp.	288,200	12,349
Praxair, Inc.	359,340	19,818

Total		43,760

Telecommunication Services (0.7%)
* NeuStar, Inc. - Class A	316,000	9,796

Total		9,796

Total Common Stocks (Cost: $955,847)		1,213,670

Money Market Investments (8.0%)
Autos (1.5%)
(b) DaimlerChrysler Revolving Auto Conduit LLC, 4.60%, 4/6/06	10,000,000	9,994
(b) New Center Asset Trust, 4.75%, 4/26/06	10,000,000	9,967

Total		19,961

Federal Government & Agencies (0.1%)
(b) Federal National Mortgage Association, 4.65%, 6/26/06	1,400,000	1,385

Total		1,385

Finance Lessors (1.5%)
Ranger Funding, Co. LLC, 4.75%, 4/24/06	10,000,000	9,970
Windmill Funding Corp., 4.75%, 4/24/06	10,000,000	9,969

Total		19,939

Finance Services (0.6%)
Preferred Receivable Funding, 4.57%, 4/4/06	8,000,000	7,997

Total		7,997

National Commercial Banks (1.9%)
Barclays US Funding LLC, 4.74%, 4/27/06	10,000,000	9,966
Rabobank USA, 4.83%, 4/3/06	16,500,000	16,495

Total		26,461

Newspapers (0.8%)
Gannet Company, Inc., 4.75%, 4/19/06	10,000,000	9,976

Total		9,976

Security Brokers and Dealers (0.8%)
Merrill Lynch, 4.75%, 4/7/06	10,000,000	9,992

Total		9,992

Short Term Business Credit (0.8%)
Sheffield Receivables, 4.72%, 4/20/06	10,000,000	9,975

Total		9,975

Total Money Market Investments (Cost: $105,686)		105,686

Total Investments (99.5%) (Cost $1,061,533)(a)		1,319,356

Other Assets, Less Liabilities (0.5%)		6,763

Net Assets (100.0%)		1,326,119

*	Non-Income Producing

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $1,061,533 and the net unrealized appreciation of investments based on that cost was $257,823 which is comprised of $267,612 aggregate gross unrealized appreciation and $9,789 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
MidCap 400 Index Futures (Long) (Total Notional Value at March 31, 2006, $19,608)	51	6/06	$751

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Country	Shares/ $ Par	Value $ (000’s)
Foreign Common Stocks (94.0%)
Basic Materials (6.1%)
* Ahlstrom OYJ	Finland	5,885	173
CRH PLC	Ireland	47,600	1,664
* Grafton Group PLC - Units	Ireland	60,750	796
K+S AG	Germany	20,355	1,641
Newcrest Mining, Ltd.	Australia	56,035	934
Nissan Chemical Industries, Ltd.	Japan	116,000	1,965
Sumitomo Chemical Co., Ltd.	Japan	210,000	1,705
Sumitomo Titanium Corp.	Japan	5,300	902
* Syngenta AG	Switzerland	12,000	1,682
Zinifex, Ltd.	Australia	211,855	1,441

Total			12,903

Conglomerates (3.0%)
Grupo Ferrovial SA	Spain	15,640	1,262
iShares MSCI EAFE Index Fund	United States	37,100	2,409
Nomura TOPIX Exchange Traded Fund	Japan	174,800	2,588

Total			6,259

Consumer Cyclical (12.1%)
Aisin Seiki Co., Ltd.	Japan	43,100	1,673
* Belluna Co., Ltd. - Warrants	Japan	1,452	8
* Block Watne Gruppen ASA	Norway	20,250	113
Dentsu, Inc.	Japan	463	1,676
Esprit Holdings, Ltd.	Hong Kong	223,000	1,736
* Gant Co. AB	Sweden	2,970	75
Intercontinental Hotels Group PLC	United Kingdom	107,370	1,754
Leoni AG	Germany	24,295	866
* Lindex AB	Sweden	110,700	1,633
* Lotte Shopping Co., Ltd. - GDR	Korea	66,145	1,335
* NorGani Hotels ASA	Norway	99,155	952
Point, Inc.	Japan	12,870	921
Publicis Groupe	France	45,170	1,761
Ryohin Keikaku Co., Ltd.	Japan	17,800	1,489
Shimamura Co., Ltd.	Japan	10,500	1,218
Sportingbet PLC	United Kingdom	225,130	1,464
Techtronic Industries, Co.	Hong Kong	457,500	822
* Urbi Desarrollos Urbanos SA	Mexico	166,160	1,266
Vtech Holdings, Ltd.	Hong Kong	69,000	312
* Walmart de Mexico - Series V	Mexico	607,070	1,605
Wolseley PLC	United Kingdom	62,225	1,526
Wolters Kluwer NV	Netherlands	60,360	1,503

Total			25,708

Consumer Non-Cyclical (5.8%)
Adidas-Salomon AG	Germany	8,470	1,673
Coca Cola Hellenic Bottling Co. SA	Greece	41,860	1,299
Natura Cosmeticos SA	Brazil	179,750	2,128
* Puma AG Rudolf Dassler Sport	Germany	3,315	1,253
Reckitt Benckiser PLC	United Kingdom	42,730	1,502
SABMiller PLC	United Kingdom	73,150	1,441
Tesco PLC	United Kingdom	263,375	1,508
Woolworths, Ltd.	Australia	111,860	1,502

Total			12,306

Energy (6.2%)
* Aker Drilling ASA	Norway	172,565	1,091
BG Group PLC	United Kingdom	144,855	1,808
Burren Energy PLC	United Kingdom	73,250	1,211
Canadian Natural Resources, Ltd.	Canada	23,550	1,310
* Geo ASA	Norway	80,505	512
Technip SA	France	29,870	2,020
Tenaris SA, ADR	Italy	8,200	1,481
* TGS Nopec Geophysical Co. ASA	Norway	31,790	1,945
* Western Oil Sands, Inc.	Canada	60,665	1,684

Total			13,062

Financials (21.1%)
Admiral Group PLC	United Kingdom	160,510	1,748
Allianz AG	Germany	12,010	2,002
Anglo Irish Bank Corp. PCL	Ireland	248,124	4,025
Ardepro Co., Ltd.	Japan	817	1,530
Azimut Holding SPA	Italy	85,685	1,070
* Banco Espanol de Credito SA	Spain	101,380	1,693
BNP Paribas	France	20,120	1,866
* BNP Paribas - New	France	1,951	175
Chiba Bank, Ltd.	Japan	182,000	1,615
Credit Saison Co., Ltd.	Japan	33,400	1,843
Credit Suisse Group	Switzerland	32,475	1,818
Cyrela Brazil Realty SA	Brazil	69,300	1,231
DNB NOR ASA	Norway	136,045	1,829
Erste Bank der Oesterreichischen Sparkassen AG	Austria	23,545	1,386
* Erste Bank der Oesterreichischen Sparkassen AG - New	Austria	4,894	284
Fondiaria-Sai SPA	Italy	44,900	1,791
Hopewell Holdings	Hong Kong	497,000	1,441
Hypo Real Estate Holding AG	Germany	29,205	1,999
Hysan Development Co., Ltd.	Hong Kong	535,000	1,524
IKB Deutsche Industriebank AG	Germany	9,990	367
ING Groep NV	Netherlands	46,794	1,846
Kenedix, Inc.	Japan	287	1,515
Kookmin Bank	Korea	26,080	2,253
Manulife Financial Corp.	Canada	27,180	1,706
National Bank of Greece SA	Greece	40,765	1,914
* NETeller PLC	United Kingdom	80,330	1,021
OTP Bank Rt.	Hungary	32,875	1,139
Swiss Life Holding	Switzerland	3,400	710
Toronto-Dominion Bank	Canada	28,810	1,607

Total			44,948

Health Care (6.6%)
CSL, Ltd.	Australia	36,145	1,410
* Egis Rt.	Hungary	3,254	492
Elekta AB	Sweden	88,615	1,461
* Neurochem, Inc.	Canada	43,530	610
Nobel Biocare Holding AG	Switzerland	5,020	1,115
Novartis AG	Switzerland	18,975	1,053
Roche Holding AG	Switzerland	10,835	1,609
Schwarz Pharma AG	Germany	25,010	2,009
Shire PLC, ADR	United Kingdom	26,584	1,236
Synthes, Inc.	Switzerland	9,425	1,031
Takeda Pharmaceutical Co., Ltd.	Japan	24,200	1,376
Tecan Group AG	Switzerland	11,905	633

Total			14,035

Industrial Goods and Services (15.6%)
* Alstom RGPT	France	15,070	1,262
Assa Abloy AB	Sweden	88,080	1,633
Atlas Copco AB	Sweden	74,340	2,089
BAE Systems PLC	United Kingdom	212,640	1,552
CAE, Inc.	Canada	190,565	1,500
Capita Group PLC	United Kingdom	94,730	755
Chiyoda Corp.	Japan	131,000	3,041
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	Korea	47,240	1,252
* Deutz AG	Germany	104,040	879
Finmeccanica SPA	Italy	69,370	1,573
Kajima Corp.	Japan	270,000	1,682
Keyence Corp.	Japan	5,480	1,421
Kitz Corp.	Japan	85,000	813
Koninklijke BAM Groep NV	Netherlands	20,295	2,056
Kubota Corp.	Japan	236,000	2,539
Metso OYJ	Finland	50,315	1,939
Neopost SA	France	17,140	1,861
OSG Corp.	Japan	76,500	1,624
SGS SA	Switzerland	1,840	1,701
Vinci SA	France	18,030	1,775
* Vinci SA - Rights	France	18,030	39

Total			32,986

Technology (12.6%)
Advantest Corp.	Japan	13,300	1,581
Arrk Corp.	Japan	30,000	1,093
Axell Corp.	Japan	251	998
* Cap Gemini SA	France	34,050	1,853
Ericsson LM - B Shares	Sweden	406,690	1,545
* Gresham Computing PLC	United Kingdom	154,005	244
High Tech Computer Corp.	Taiwan	79,000	2,162
Hoya Corp.	Japan	46,800	1,884
Humax Co., Ltd.	Korea	56,775	1,449
* Hynix Semiconductor, Inc.	Korea	50,270	1,495
Infosys Technologies, Ltd.	India	23,615	1,580
* Kontron AG	Germany	108,606	1,193
* Option NV	BELGIUM	9,690	976
Solomon Systech International, Ltd.	Hong Kong	3,537,000	1,721
Sumco Corp.	Japan	31,600	1,693
* Tandberg Television ASA	Norway	112,105	2,348
Telechips Inc.	Korea	38,367	1,058
* United Test & Assembly Center, Ltd.	Singapore	3,094,000	1,769

Total			26,642

Telecommunications (0.6%)
Vodafone Group PLC	United Kingdom	615,280	1,286

Total			1,286

Transportation (2.0%)
Canadian National Railway Co.	Canada	35,720	1,621
Kuehne & Nagel International AG	Switzerland	4,780	1,545
* Ryanair Holdings PLC, ADR	Ireland	19,395	1,061

Total			4,227

Utilities (2.3%)
Companhia de Concessoes Rodoviarias	Brazil	132,360	1,235
Iberdrola SA	Spain	30,480	983

* Obrascon Huarte Lain Brasil SA	Brazil	62,890	791
RWE AG	Germany	20,540	1,785

Total			4,794

Total Foreign Common Stocks (Cost: $151,671)			199,156

Money Market Investments (5.6%)
Federal Government and Agencies (5.1%)
Federal Home Loan Bank Discount Corp., 4.60%, 4/12/06	United States	10,900,000	10,883

Total			10,883

National Commercial Banks (0.5%)
Rabobank USA, 4.83%, 4/3/06	United States	1,000,000	1,000

Total			1,000

Total Money Market Investments (Cost: $11,884)			11,883

Total Investments (99.6%) (Cost $163,555)(a)			211,039

Other Assets, Less Liabilities (0.4%)			748

Net Assets (100.0%)			211,787

*	Non-Income Producing

ADR - American Depository Receipt

a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes was $163,555 and the net unrealized appreciation of investments based on that cost was $47,484 which is comprised of $48,830 aggregate gross unrealized appreciation and $1,346 aggregate gross unrealized depreciation.

Investment Percentage by Country:

Japan	19.1%
United Kingdom	9.5%
Germany	7.4%
United States	6.8%
Switzerland	6.1%
France	6.0%
Other	45.1%
Total	100.0%

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Country	Shares/ $ Par	Value $ (000’s)
Foreign Common Stocks (92.7%)
Consumer Discretionary (10.9%)
Accor SA	France	173,000	9,959
Agfa-Gevaert NV	Belgium	291,272	5,541
British Sky Broadcasting Group PLC	United Kingdom	1,225,270	11,477
Compagnie Generale des Etablissments Michelin - Class B	France	156,780	9,837
Compass Group PLC	United Kingdom	1,478,070	5,852
Fuji Photo Film Co., Ltd.	Japan	159,300	5,306
GKN PLC	United Kingdom	2,091,540	12,063
Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	15,158
Pearson PLC	United Kingdom	697,770	9,658
Reed Elsevier NV	Netherlands	645,340	9,239
Sony Corp.	Japan	200,900	9,280
Valeo SA	France	135,280	5,650
VNU NV	Netherlands	174,170	5,655
Volkswagen AG	Germany	230,450	17,376
Wolters Kluwer NV	Netherlands	166,630	4,150

Total			136,201

Consumer Staples (2.8%)
Boots Group PLC	United Kingdom	404,772	5,052
Cadbury Schweppes PLC	United Kingdom	1,086,340	10,778
Nestle SA	Switzerland	38,980	11,544
Unilever PLC	United Kingdom	773,990	7,907

Total			35,281

Energy (5.4%)
BP PLC	United Kingdom	1,037,940	11,900
ENI SPA	Italy	414,535	11,779
Repsol YPF SA	Spain	493,680	14,004
Royal Dutch Shell	United Kingdom	410,435	13,327
SBM Offshore NV	Netherlands	112,800	11,296
Total SA	France	21,182	5,580

Total			67,886

Financials (20.3%)
ACE, Ltd.	Bermuda	234,580	12,201
Australia & New Zealand Banking Group, Ltd.	Australia	89,588	1,693
AXA SA	France	460,957	16,155
* Banca Nazionale del Lavoro SPA	Italy	1,613,611	5,702
Banco Santander Central Hispano SA	Spain	906,009	13,212
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	10,957
DBS Group Holdings, Ltd.	Singapore	1,192,000	12,007
HSBC Holdings PLC	United Kingdom	530,937	8,888
ING Groep NV	Netherlands	436,000	17,201
Kookmin Bank	South Korea	226,500	19,558
Lloyds TSB Group PLC	United Kingdom	1,165,150	11,126
National Australia Bank, Ltd.	Australia	514,532	13,832
Nomura Holdings, Inc.	Japan	332,400	7,395
Nordea Bank AB - FDR	Sweden	1,651,590	20,465
RAS Holding SPA	Italy	447,283	11,995
Royal Bank of Scotland Group PLC	United Kingdom	303,290	9,853
Sompo Japan Insurance, Inc.	Japan	1,103,000	15,957

Standard Chartered PLC	United Kingdom	370,360	9,199
Swire Pacific, Ltd. - Class A	Hong Kong	1,276,500	12,494
Swiss Reinsurance Co.	Switzerland	170,200	11,865
UniCredito Italiano SPA	Italy	860,800	6,214
XL Capital, Ltd. - Class A	Bermuda	94,850	6,081

Total			254,050

Health Care (5.2%)
* CK Life Sciences International, Inc.	Hong Kong	29,640	3
GlaxoSmithKline PLC	United Kingdom	365,910	9,552
* Mayne Pharma, Ltd.	Australia	10	0
Olympus Corp.	Japan	236,500	6,935
Ono Pharmaceutical Co., Ltd.	Japan	94,800	4,459
Sanofi-Aventis	France	164,625	15,639
Shire PLC	United Kingdom	1,124,010	17,226
Symbion Health, Ltd.	Australia	10	0
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	11,857

Total			65,671

Industrials (15.5%)
Atlas Copco AB - Class A	Sweden	665,280	18,694
BAE Systems PLC	United Kingdom	3,411,020	24,895
* British Airways PLC	United Kingdom	1,228,800	7,529
Deutsche Post AG	Germany	602,100	15,075
East Japan Railway Co.	Japan	876	6,474
Empresa Brasiliera de Aeronautica SA, ADR	Brazil	148,150	5,459
Hutchison Whampoa, Ltd.	Hong Kong	1,081,000	9,898
KCI Konecranes OYJ	Finland	1,210,000	20,793
Rentokil Initial PLC	United Kingdom	2,672,940	7,233
* Rolls-Royce Group PLC	United Kingdom	1,916,990	15,229
Rolls-Royce Group PLC - Class B	United Kingdom	103,134,062	182
Securitas AB - Class B	Sweden	652,300	12,554
Smiths Group PLC	United Kingdom	480,490	8,193
Societe BIC SA	France	173,740	11,648
* Vestas Wind Systems A/S	Denmark	835,280	20,792
Volvo AB - Class B	Sweden	199,840	9,346

Total			193,994

Information Technology (7.3%)
* Celestica, Inc.	Canada	415,600	4,749
* Check Point Software Technologies, Ltd.	Israel	387,430	7,756
Compal Electronics, Inc.	Taiwan	5,804,925	5,929
Hitachi, Ltd.	Japan	1,198,000	8,458
Lite-On Technology Corp.	Taiwan	4,872,000	6,755
Mabuchi Motor Co., Ltd.	Japan	84,600	4,345
Nintendo Co., Ltd.	Japan	64,600	9,636
Samsung Electronics Co., Ltd.	South Korea	46,140	29,917
Toshiba Corp.	Japan	2,350,000	13,623

Total			91,168

Materials (11.2%)
Akzo Nobel NV	Netherlands	234,050	12,403
Alcan, Inc.	Canada	432,060	19,787
Alumina, Ltd.	Australia	1,908,930	10,086
BASF AG	Germany	206,800	16,192
Bayer AG	Germany	263,150	10,528
BHP Billiton, Ltd.	Australia	836,900	16,709
Cia Vale DO Rio Doce, ADR	Brazil	281,760	12,180
Domtar, Inc.	Canada	1,006,610	7,162

Norske Skogindustrier ASA	Norway	978,371	16,548
Stora Enso OYJ - Class R	Finland	658,140	10,115
UPM-Kymmene OYJ	Finland	394,760	9,316

Total			141,026

Telecommunication Services (7.6%)
BCE, Inc.	Canada	430,910	10,390
Chunghwa Telecom Co., Ltd., ADR	Taiwan	295,520	5,789
KT Corp., ADR	South Korea	385,100	8,203
Nippon Telegraph & Telephone Corp.	Japan	1,930	8,260
Portugal Telecom SGPS SA	Portugal	632,670	7,664
SK Telecom Co., Ltd., ADR	South Korea	322,890	7,617
Telefonica SA, ADR	Spain	261,588	12,287
Telefonos de Mexico SA de CV, ADR	Mexico	514,688	11,570
Telenor ASA	Norway	1,208,610	12,984
Vodafone Group PLC	United Kingdom	5,286,750	11,050

Total			95,814

Utilities (6.5%)
E.ON AG	Germany	146,700	16,121
* Electricite de France	France	136,170	7,712
Endesa SA	Spain	211,210	6,809
Hongkong Electric Holdings, Ltd.	Hong Kong	1,549,500	7,278
Iberdrola SA	Spain	387,080	12,479
Korea Electric Power Corp.	South Korea	224,850	9,442
National Grid PLC	United Kingdom	666,512	6,619
Suez SA	France	383,320	15,085

Total			81,545

Total Foreign Common Stocks (Cost: $764,054)			1,162,636

Money Market Investment (6.9%)
Autos (0.8%)
New Center Asset Trust, 4.76%, 4/20/06	United States	10,000,000	9,975

Total			9,975

Finance Lessors (2.3%)
Ranger Funding Co. LLC, 4.71%, 4/10/06	United States	10,000,000	9,988
Thunder Bay Funding, Inc., 4.57%, 4/3/06	United States	10,000,000	9,997
Windmill Funding Corp., 4.75%, 4/24/06	United States	10,000,000	9,970

Total			29,955

Finance Services (0.8%)
Preferred Receivable Funding, 4.74%, 4/24/06	United States	10,000,000	9,970

Total			9,970

National Commercial Banks (0.6%)
Rabobank USA, 4.83%, 4/3/06	United States	7,200,000	7,198

Total			7,198

Newspapers (0.8%)
Gannett Co., Inc., 4.72%, 4/11/06	United States	10,000,000	9,987

Total			9,987

Security Brokers and Dealers (0.8%)
Merrill Lynch & Co., Inc., 4.75%, 4/7/06	United States	10,000,000	9,992

Total			9,992

Short Term Business Credit (0.8%)
Old Line Funding Corp., 4.58%, 4/11/06	United States	10,000,000	9,987

Total			9,987

Total Money Market Investment (Cost: $87,064)			87,064

Total Investments (99.6%) (Cost $851,118)(a)			1,249,700

Other Assets, Less Liabilities (0.4%)			4,668

Net Assets (100.0%)			1,254,368

*	Non-Income Producing

ADR after the name of a security represents – American Depository Receipt.

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes was $851,118 and the net unrealized appreciation of investments based on that cost was $398,582 which is comprised of $420,947 aggregate gross unrealized appreciation and $22,365 aggregate gross unrealized depreciation.

Investment Percentage by Country:

United Kingdom	18.8%
Japan	9.0%
France	7.8%
United States	7.0%
Germany	6.0%
Netherlands	6.0%
Other	45.4%
Total	100.0%

Northwestern Mutual Series Fund, Inc.

AllianceBernstein Mid Cap Value Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (92.3%)
Consumer Discretionary (15.8%)
ArvinMeritor, Inc.	31,900	476
* AutoNation, Inc.	45,800	987
Borders Group, Inc.	50,300	1,270
BorgWarner, Inc.	11,400	684
* Insight Enterprises, Inc.	49,800	1,096
* The Interpublic Group of Companies, Inc.	111,100	1,062
* Jack in the Box, Inc.	26,000	1,131
Liz Claiborne, Inc.	27,400	1,123
* Office Depot, Inc.	46,500	1,732
* Papa John’s International, Inc.	35,700	1,171
* Payless ShoeSource, Inc.	50,100	1,147
The Reader’s Digest Association, Inc.	97,700	1,441
* TRW Automotive Holdings Corp.	54,100	1,261
* Vail Resorts, Inc.	51,200	1,956
VF Corp.	13,900	791

Total		17,328

Consumer Staples (3.8%)
Corn Products International, Inc.	18,200	538
Longs Drug Stores Corp.	12,000	555
* Performance Food Group Co.	55,900	1,744
Universal Corp.	36,400	1,338

Total		4,175

Energy (4.3%)
* Hanover Compressor Co.	60,900	1,134
* Plains Exploration & Production Co.	35,100	1,356
Rowan Companies, Inc.	38,400	1,688
* Todco - Class A	12,200	481

Total		4,659

Financials (22.4%)
A.G. Edwards, Inc.	35,600	1,775
Astoria Financial Corp.	45,950	1,423
Central Pacific Financial Corp.	38,400	1,410
Digital Realty Trust, Inc.	39,000	1,099
FelCor Lodging Trust, Inc.	79,200	1,671
MAF Bancorp, Inc.	30,600	1,339
Old Republic International Corp.	80,000	1,746
Platinum Underwriters Holdings, Ltd.	45,700	1,330
Provident Financial Services, Inc.	70,500	1,276
Radian Group, Inc.	31,700	1,910
RenaissanceRe Holdings, Ltd.	10,100	441
Sovereign Bancorp, Inc.	38,600	846
StanCorp Financial Group, Inc.	38,000	2,056
Sunstone Hotel Investors, Inc.	18,000	521
Trustmark Corp.	34,900	1,104
UnionBanCal Corp.	17,000	1,193
Washington Federal, Inc.	37,400	905
Webster Financial Corp.	27,900	1,352
Whitney Holding Corp.	30,150	1,069

Total		24,466

Health Care (4.7%)
* Endo Pharmacutical Holdings, Inc.	18,561	609
Owens & Minor, Inc.	41,300	1,353
PerkinElmer, Inc.	80,600	1,892
Universal Health Services, Inc. - Class B	26,000	1,321

Total		5,175

Industrials (19.8%)
Acuity Brands, Inc.	33,100	1,324
* Alaska Air Group, Inc.	20,400	723
CNF, Inc.	31,700	1,583
Cooper Industries, Ltd. - Class A	12,000	1,043
GATX Corp.	42,100	1,738
* The Genlyte Group, Inc.	9,100	620
Goodrich Corp.	37,000	1,614
Harsco Corp.	9,700	801
Laidlaw International, Inc.	61,200	1,665
* Moog, Inc. - Class A	45,000	1,597
Mueller Industries, Inc.	34,600	1,235
PACCAR, Inc.	9,750	687
* Quanta Services, Inc.	112,300	1,799
SPX Corp.	29,200	1,560
* Terex Corp.	23,300	1,847
* United Stationers, Inc.	14,500	770
* URS Corp.	27,600	1,111

Total		21,717

Information Technology (9.8%)
* ADC Telecommunications, Inc.	24,571	629
* Andrew Corp.	105,000	1,289
* Arrow Electronics, Inc.	30,400	981
AVX Corp.	23,700	419
* Celestica, Inc.	140,400	1,608
* Checkpoint Systems, Inc.	36,900	992
* CommScope, Inc.	25,000	714
IKON Office Solutions, Inc.	89,100	1,270
* Intergraph Corp.	13,400	558
* Sanmina-SCI Corp.	124,900	512
* Tech Data Corp.	18,000	664
* Vishay Intertechnology, Inc.	74,500	1,061

Total		10,697

Materials (5.6%)
Albemarle Corp.	10,200	463
Ball Corp.	19,200	842
* Chaparral Steel Co.	8,300	539
Chemtura Corp.	35,000	412
* Owens-Illinois, Inc.	69,100	1,200
Reliance Steel & Aluminum Co.	7,600	714
Silgan Holdings, Inc.	35,600	1,429
Texas Industries, Inc.	8,300	502

Total		6,101

Telecommunication Services (0.4%)
Centennial Communications Corp.	60,500	443

Total		443

Utilities (5.7%)
* Allegheny Energy, Inc.	57,500	1,946
Northeast Utilities	32,800	641
PNM Resources, Inc.	22,800	556
Puget Energy, Inc.	68,700	1,455
Wisconsin Energy Corp.	34,000	1,360
WPS Resources Corp.	6,100	300

Total		6,258

Total Common Stocks (Cost: $83,899)		101,019

Money Market Investments (6.1%)
Federal Government & Agencies (5.2%)
Federal Home Loan Bank Discount Corp., 4.64%, 4/12/06	5,700,000	5,692

Total		5,692

National Commercial Banks (0.9%)
Rabobank USA, 4.83%, 4/3/06	1,000,000	1,000

Total		1,000

Total Money Market Investments (Cost: $6,692)		6,692

Total Investments (98.4%) (Cost $90,591)(a)		107,711

Other Assets, Less Liabilities (1.6%)		1,726

Net Assets (100.0%)		109,437

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $90,591 and the net unrealized appreciation of investments based on that cost was $17,120 which is comprised of $18,917 aggregate gross unrealized appreciation and $1,797 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (94.1%)
Consumer Discretionary (14.6%)
* 99 Cents Only Stores	20,833	282
Abercrombie & Fitch Co. - Class A	38,100	2,221
Advance Auto Parts, Inc.	47,000	1,957
* Aeropostale, Inc.	23,600	712
American Eagle Outfitters, Inc.	57,100	1,705
American Greetings Corp. - Class A	28,500	616
* AnnTaylor Stores Corp.	31,550	1,161
Applebee’s International, Inc.	33,100	813
ArvinMeritor, Inc.	30,550	456
Bandag, Inc.	5,100	214
Barnes & Noble, Inc.	22,900	1,059
Beazer Homes USA, Inc.	17,900	1,176
Belo Corp. - Class A	41,100	817
Blyth, Inc.	11,600	244
Bob Evans Farms, Inc.	15,600	463
Borders Group, Inc.	29,000	732
BorgWarner, Inc.	24,800	1,489
Boyd Gaming Corp.	19,000	949
Brinker International, Inc.	37,350	1,578
Callaway Golf Co.	28,600	492
* Career Education Corp.	42,600	1,607
* CarMax, Inc.	45,500	1,487
Catalina Marketing Corp.	17,100	395
CBRL Group, Inc.	20,300	891
* The Cheesecake Factory, Inc.	34,150	1,279
* Chico’s FAS, Inc.	78,600	3,193
Claire’s Stores, Inc.	43,200	1,569
* Corinthian Colleges, Inc.	37,300	537
* DeVry, Inc.	25,400	578
* Dollar Tree Stores, Inc.	46,200	1,278
* Education Management Corp.	29,100	1,211
* Emmis Communications Corp. - Class A	16,060	257
Entercom Communications Corp.	15,000	419
Foot Locker, Inc.	67,800	1,619
Furniture Brands International, Inc.	22,100	542
* Gamestop Corp. - Class A	24,800	1,169
Gentex Corp.	67,500	1,179
GTECH Holdings Corp.	54,300	1,849
Harte-Hanks, Inc.	24,650	674
* Hovnanian Enterprises, Inc. - Class A	15,600	685
International Speedway Corp. - Class A	15,300	779
* ITT Educational Services, Inc.	16,500	1,057
* Laureate Education, Inc.	21,619	1,154
Lear Corp.	29,200	518
Lee Enterprises, Inc.	19,800	659
M.D.C. Holdings, Inc.	14,100	907
Media General, Inc. - Class A	10,400	485
Michaels Stores, Inc.	58,100	2,183
Modine Manufacturing Co.	15,000	443
* Mohawk Industries, Inc.	23,000	1,857
* O’Reilly Automotive, Inc.	48,700	1,780
Outback Steakhouse, Inc.	28,500	1,254
* Pacific Sunwear of California, Inc.	32,200	714
* Payless ShoeSource, Inc.	29,842	683
PETsMART, Inc.	61,000	1,717
Pier 1 Imports, Inc.	37,700	438
Polo Ralph Lauren Corp.	26,400	1,600
The Reader’s Digest Association, Inc.	42,800	631
Regis Corp.	19,700	679

* Rent-A-Center, Inc.	30,800	788
Ross Stores, Inc.	62,800	1,833
Ruby Tuesday, Inc.	25,200	808
The Ryland Group, Inc.	20,300	1,409
* Saks, Inc.	60,400	1,166
* Scholastic Corp.	15,500	415
* Sotheby’s Holdings, Inc. - Class A	19,500	566
Thor Industries, Inc.	15,000	800
* The Timberland Co. - Class A	23,800	815
* Toll Brothers, Inc.	51,400	1,780
Tupperware Brands Corp.	23,200	478
* Urban Outfitters, Inc.	47,900	1,175
* Valassis Communications, Inc.	20,700	608
The Washington Post Co. - Class B	2,500	1,942
Westwood One, Inc.	28,500	315
* Williams-Sonoma, Inc.	50,100	2,124

Total		78,114

Consumer Staples (1.7%)
* BJ’s Wholesale Club, Inc.	29,400	926
Church & Dwight Co., Inc.	27,950	1,032
* Energizer Holdings, Inc.	28,400	1,506
Hormel Foods Corp.	31,700	1,071
The J.M. Smucker Co.	25,396	1,008
Lancaster Colony Corp.	11,100	466
PepsiAmericas, Inc.	26,700	653
Ruddick Corp.	15,100	367
* Smithfield Foods, Inc.	42,900	1,259
Tootsie Roll Industries, Inc.	11,234	329
Universal Corp.	11,200	412

Total		9,029

Energy (9.0%)
Arch Coal, Inc.	30,900	2,347
* Cooper Cameron Corp.	49,300	2,173
* Denbury Resources, Inc.	49,800	1,577
ENSCO International, Inc.	66,600	3,427
* FMC Technologies, Inc.	29,869	1,530
* Forest Oil Corp.	23,700	881
* Grant Prideco, Inc.	55,800	2,390
* Hanover Compressor Co.	39,900	743
Helmerich & Payne, Inc.	22,600	1,578
* Newfield Exploration Co.	55,300	2,317
Noble Energy, Inc.	76,000	3,338
Overseas Shipholding Group, Inc.	12,900	618
Patterson-UTI Energy, Inc.	75,100	2,400
Peabody Energy Corp.	114,200	5,756
Pioneer Natural Resources Co.	55,800	2,469
* Plains Exploration & Production Co.	34,100	1,318
Pogo Producing Co.	26,000	1,307
* Pride International, Inc.	68,800	2,145
* Quicksilver Resources, Inc.	29,000	1,121
Smith International, Inc.	87,000	3,390
* Southwestern Energy Co.	72,400	2,331
Tidewater, Inc.	26,300	1,453
Western Gas Resources, Inc.	25,000	1,206

Total		47,815

Financials (18.2%)
A.G. Edwards, Inc.	33,300	1,660
AMB Property Corp.	37,100	2,013
American Financial Group, Inc.	20,200	841

* AmeriCredit Corp.	56,000	1,721
AmerUs Group Co.	16,800	1,012
Arthur J. Gallagher & Co.	41,400	1,151
Associated Banc-Corp.	59,263	2,014
Astoria Financial Corp.	38,400	1,189
Bank of Hawaii Corp.	22,300	1,189
Brown & Brown, Inc.	48,300	1,604
Cathay General Bancorp	21,800	821
City National Corp.	18,100	1,390
The Colonial BancGroup, Inc.	67,000	1,675
Commerce Bancorp, Inc.	75,400	2,763
Cullen/Frost Bankers, Inc.	20,500	1,102
Developers Diversified Realty Corp.	47,300	2,590
Eaton Vance Corp.	56,700	1,552
Everest Re Group, Ltd.	26,900	2,512
Fidelity National Financial, Inc.	75,415	2,679
First American Corp.	41,600	1,629
First Niagara Financial Group, Inc.	49,200	721
FirstMerit Corp.	36,100	890
Greater Bay Bancorp	21,900	608
Hanover Insurance Group, Inc.	23,300	1,221
HCC Insurance Holdings, Inc.	45,950	1,599
Highwoods Properties, Inc.	23,500	793
Horace Mann Educators Corp.	18,700	352
Hospitality Properties Trust	31,200	1,363
Independence Community Bank Corp.	31,400	1,309
IndyMac Bancorp, Inc.	27,900	1,142
Investors Financial Services Corp.	28,200	1,322
Jefferies Group, Inc.	21,400	1,252
Legg Mason, Inc.	52,950	6,635
Leucadia National Corp.	35,700	2,130
Liberty Property Trust	38,300	1,806
Longview Fibre Co.	22,200	574
The Macerich Co.	30,200	2,233
Mack-Cali Realty Corp.	26,900	1,291
Mercantile Bankshares Corp.	53,450	2,055
Mercury General Corp.	15,400	845
New Plan Excel Realty Trust	45,300	1,175
New York Community Bancorp, Inc.	102,821	1,801
Ohio Casualty Corp.	27,600	875
Old Republic International Corp.	99,475	2,171
The PMI Group, Inc.	38,900	1,786
Potlatch Corp.	12,700	544
Protective Life Corp.	30,300	1,507
Radian Group, Inc.	36,100	2,175
Raymond James Financial, Inc.	37,125	1,097
Rayonier, Inc.	32,966	1,503
Regency Centers Corp.	29,500	1,982
SEI Investments Co.	27,600	1,119
StanCorp Financial Group, Inc.	23,700	1,282
* SVB Financial Group	15,400	817
TCF Financial Corp.	49,400	1,272
Texas Regional Bancshares, Inc. - Class A	19,690	581
United Dominion Realty Trust, Inc.	59,600	1,701
Unitrin, Inc.	19,700	916
W.R. Berkley Corp.	48,700	2,827
Waddell & Reed Financial, Inc. - Class A	36,400	841
Washington Federal, Inc.	37,765	914
Webster Financial Corp.	23,400	1,134
Weingarten Realty Investors	34,900	1,422
Westamerica Bancorporation	13,900	722
Wilmington Trust Corp.	29,500	1,279

Total		96,691

Health Care (9.7%)
* Advanced Medical Optics, Inc.	29,012	1,353
* Affymetrix, Inc.	28,800	948

Allergan, Inc.	7,211	782
* Apria Healthcare Group, Inc.	21,500	494
Beckman Coulter, Inc.	27,000	1,473
* Cephalon, Inc.	25,200	1,518
* Charles River Laboratories International, Inc.	31,400	1,539
* Community Health Systems, Inc.	42,300	1,529
* Covance, Inc.	27,200	1,598
* Cytyc Corp.	49,500	1,395
DENTSPLY International, Inc.	34,150	1,986
* Edwards Lifesciences Corp.	25,900	1,127
* Gen-Probe, Inc.	22,100	1,218
* Health Net, Inc.	49,700	2,527
* Henry Schein, Inc.	37,900	1,814
Hillenbrand Industries, Inc.	26,500	1,457
* Intuitive Surgical, Inc.	15,400	1,817
* Invitrogen Corp.	23,000	1,613
* LifePoint Hospitals, Inc.	24,800	771
* Lincare Holdings, Inc.	42,200	1,644
* Martek Biosciences Corp.	13,800	453
Medicis Pharmaceutical Corp.	23,500	766
* Millennium Pharmaceuticals, Inc.	134,800	1,363
Omnicare, Inc.	51,900	2,855
* Par Pharmaceutical Cos, Inc.	14,900	420
* PDL BioPharma, Inc.	49,000	1,607
Perrigo Co.	36,100	589
Pharmaceutical Product Development, Inc.	43,700	1,512
* Sepracor, Inc.	46,100	2,250
STERIS Corp.	29,700	733
* Techne Corp.	16,900	1,016
* Triad Hospitals, Inc.	37,439	1,569
Universal Health Services, Inc. - Class B	23,700	1,204
Valeant Pharmaceuticals International	40,200	637
* Varian, Inc.	13,500	556
* Varian Medical Systems, Inc.	57,100	3,208
* VCA Antech, Inc.	35,900	1,022
* Vertex Pharmaceuticals, Inc.	43,100	1,577

Total		51,940

Industrials (13.9%)
Adesa, Inc.	38,900	1,040
* AGCO Corp.	39,300	815
* AirTran Holdings, Inc.	38,100	690
* Alaska Air Group, Inc.	14,500	514
Alexander & Baldwin, Inc.	19,100	911
* Alliant Techsystems, Inc.	15,900	1,227
AMETEK, Inc.	30,500	1,371
Banta Corp.	10,400	541
The Brink’s Co.	25,500	1,294
C.H. Robinson Worldwide, Inc.	74,200	3,643
Carlisle Companies, Inc.	13,200	1,080
* ChoicePoint, Inc.	39,000	1,745
CNF, Inc.	22,700	1,134
* Copart, Inc.	30,300	832
The Corporate Executive Board Co.	17,200	1,735
Crane Co.	21,700	890
Deluxe Corp.	22,000	576
Donaldson Co., Inc.	29,600	1,000
DRS Technologies, Inc.	16,900	927
* The Dun & Bradstreet Corp.	28,800	2,208
Expeditors International of Washington, Inc.	46,300	4,001
Fastenal Co.	53,800	2,547
Federal Signal Corp.	20,900	387
* Flowserve Corp.	24,000	1,400
GATX Corp.	22,000	908
Graco, Inc.	29,800	1,354
Granite Construction, Inc.	14,300	696
Harsco Corp.	18,100	1,495

Herman Miller, Inc.	30,000	972
HNI Corp.	23,800	1,404
Hubbell, Inc. - Class B	26,400	1,353
J.B. Hunt Transport Services, Inc.	53,700	1,157
* Jacobs Engineering Group, Inc.	25,300	2,195
* JetBlue Airways Corp.	65,525	702
Joy Global, Inc.	52,750	3,153
Kelly Services, Inc. - Class A	8,400	228
Kennametal, Inc.	16,700	1,021
* Korn/Ferry International	18,300	373
Manpower, Inc.	37,900	2,167
Mine Safety Appliances Co.	11,500	483
MSC Industrial Direct Co., Inc. - Class A	23,400	1,264
* Navigant Consulting, Inc.	21,900	468
Nordson Corp.	14,200	708
Pentair, Inc.	43,900	1,789
Precision Castparts Corp.	57,700	3,427
* Quanta Services, Inc.	51,300	822
Republic Services, Inc.	53,000	2,253
Rollins, Inc.	12,725	258
* Sequa Corp. - Class A	2,800	274
SPX Corp.	28,600	1,528
* Stericycle, Inc.	19,200	1,298
* Swift Transportation Co., Inc.	22,800	495
* Tecumseh Products Co. - Class A	8,000	196
Teleflex, Inc.	17,600	1,261
* Thomas & Betts Corp.	23,000	1,182
The Timken Co.	36,100	1,165
Trinity Industries, Inc.	18,900	1,028
* United Rentals, Inc.	29,100	1,004
Werner Enterprises, Inc.	22,450	412
* YRC Worldwide, Inc.	25,200	959

Total		73,960

Information Technology (15.7%)
* 3Com Corp.	168,100	861
* Activision, Inc.	118,866	1,639
Acxiom Corp.	32,900	850
ADTRAN, Inc.	29,400	770
* Advent Software, Inc.	7,000	199
* Alliance Data Systems Corp.	29,800	1,394
Amphenol Corp. - Class A	38,600	2,014
* Anteon International Corp.	14,200	775
* Arrow Electronics, Inc.	51,900	1,675
* Atmel Corp.	184,700	872
* Avnet, Inc.	63,400	1,609
* Avocent Corp.	21,200	673
* The BISYS Group, Inc.	52,500	708
* Cabot Microelectronics Corp.	10,592	393
* Cadence Design Systems, Inc.	123,200	2,278
CDW Corp.	27,300	1,607
* Ceridian Corp.	63,100	1,606
* CheckFree Corp.	39,400	1,990
* Cognizant Technology Solutions Corp. - Class A	60,000	3,568
* CommScope, Inc.	23,900	682
* Credence Systems Corp.	43,200	317
* Cree, Inc.	33,000	1,083
* CSG Systems International, Inc.	21,100	491
* Cypress Semiconductor Corp.	58,800	997
Diebold, Inc.	30,100	1,237
* DST Systems, Inc.	27,400	1,588
* Dycom Industries, Inc.	17,400	370
* F5 Networks, Inc.	17,100	1,240
Fair Isaac Corp.	28,400	1,125
* Fairchild Semiconductor International, Inc.	52,200	995
Fidelity National Information Services, Inc.	40,600	1,646
* Gartner, Inc.	25,100	350

Harris Corp.	58,100	2,747
Imation Corp.	14,900	639
* Ingram Micro, Inc. - Class A	50,400	1,008
* Integrated Device Technology, Inc.	86,730	1,289
* International Rectifier Corp.	30,700	1,272
Intersil Corp. - Class A	67,100	1,941
Jack Henry & Associates, Inc.	32,500	743
* KEMET Corp.	37,700	357
* Lam Research Corp.	59,100	2,541
* Lattice Semiconductor Corp.	49,400	329
* Macrovision Corp.	22,100	490
* McAfee, Inc.	72,900	1,774
* McDATA Corp. - Class A	66,400	307
* MEMC Electronic Materials, Inc.	71,700	2,647
* Mentor Graphics Corp.	34,400	380
* Micrel, Inc.	28,300	419
Microchip Technology, Inc.	91,312	3,314
MoneyGram International, Inc.	37,000	1,137
* MPS Group, Inc.	43,900	672
National Instruments Corp.	24,050	785
* Newport Corp.	17,300	326
Plantronics, Inc.	20,600	730
* Plexus Corp.	18,900	710
* Polycom, Inc.	40,900	887
* Powerwave Technologies, Inc.	48,000	648
The Reynolds and Reynolds Co. - Class A	22,200	630
* RF Micro Devices, Inc.	82,100	710
* RSA Security, Inc.	30,800	553
* SanDisk Corp.	80,000	4,601
* Semtech Corp.	31,600	565
* Silicon Laboratories, Inc.	19,500	1,072
* SRA International, Inc. - Class A	16,100	607
* Sybase, Inc.	39,600	836
* Synopsys, Inc.	62,700	1,401
* Tech Data Corp.	24,500	904
* Transaction Systems Architects, Inc.	16,100	502
* TriQuint Semiconductor, Inc.	60,811	299
* UTStarcom, Inc.	45,700	287
* Vishay Intertechnology, Inc.	79,987	1,139
* Western Digital Corp.	93,700	1,821
* Wind River Systems, Inc.	32,500	405
* Zebra Technologies Corp. - Class A	30,600	1,368

Total		83,394

Materials (4.1%)
Airgas, Inc.	29,100	1,138
Albemarle Corp.	16,600	753
Bowater, Inc.	24,300	719
Cabot Corp.	26,900	914
Chemtura Corp.	104,163	1,227
Cytec Industries, Inc.	17,200	1,032
Ferro Corp.	18,200	364
Florida Rock Industries, Inc.	20,500	1,153
FMC Corp.	16,500	1,023
Glatfelter	19,100	350
The Lubrizol Corp.	29,500	1,264
Lyondell Chemical Co.	89,000	1,771
Martin Marietta Materials, Inc.	20,100	2,152
Minerals Technologies, Inc.	8,700	508
Olin Corp.	31,200	670
Packaging Corp. of America	27,200	610
RPM International, Inc.	51,100	917
The Scotts Miracle-Gro Co. - Class A	19,600	897
Sensient Technologies Corp.	20,400	368
Sonoco Products Co.	43,000	1,456
Steel Dynamics, Inc.	16,700	947
The Valspar Corp.	44,000	1,226

Worthington Industries, Inc.	31,000	622

Total		22,081

Telecommunication Services (0.4%)
* Cincinnati Bell, Inc.	106,900	483
Telephone and Data Systems, Inc.	44,600	1,759

Total		2,242

Utilities (6.8%)
AGL Resources, Inc.	33,700	1,215
Alliant Energy Corp.	50,800	1,599
Aqua America, Inc.	55,933	1,556
* Aquila, Inc.	162,200	647
Black Hills Corp.	14,400	490
DPL, Inc.	55,400	1,496
Duquesne Light Holdings, Inc.	33,900	559
Energy East Corp.	64,200	1,560
Equitable Resources, Inc.	52,500	1,917
Great Plains Energy, Inc.	32,400	912
Hawaiian Electric Industries, Inc.	35,200	955
IDACORP, Inc.	18,400	598
MDU Resources Group, Inc.	52,100	1,743
National Fuel Gas Co.	36,700	1,201
Northeast Utilities	65,200	1,273
NSTAR	46,400	1,328
OGE Energy Corp.	39,300	1,140
ONEOK, Inc.	50,900	1,642
Pepco Holdings, Inc.	82,200	1,873
PNM Resources, Inc.	29,850	728
Puget Energy, Inc.	50,200	1,063
Questar Corp.	37,000	2,592
SCANA Corp.	49,700	1,950
* Sierra Pacific Resouces	79,681	1,100
Vectren Corp.	33,100	873
Westar Energy, Inc.	37,700	785
WGL Holdings, Inc.	21,200	645
Wisconsin Energy Corp.	50,800	2,031
WPS Resources Corp.	17,400	856

Total		36,327

Total Common Stocks (Cost: $378,617)		501,593

Money Market Investments (5.3%)
Federal Government & Agencies (0.3%)
(b) Federal National Mortgage Association, 4.65%, 6/26/06	1,700,000	1,681

Total		1,681

Finance Lessors (1.2%)
(b) Windmill Funding Corp., 4.58%, 4/6/06	6,000,000	5,997

Total		5,997

Finance Services (1.1%)
(b) Preferred Receivable Funding, 4.68%, 4/7/06	6,000,000	5,995

Total		5,995

National Commercial Banks (0.5%)
(b) Rabobank USA, 4.83%, 4/3/06	2,800,000	2,799

Total		2,799

Security Brokers and Dealers (1.1%)
(b) Merrill Lynch, 4.75%, 4/7/06	6,000,000	5,995

Total		5,995

Short Term Business Credit (1.1%)
(b) Sheffield Receivables, 4.76%, 4/18/06	6,000,000	5,987

Total		5,987

Total Money Market Investments (Cost: $28,454)		28,454

Total Investments (99.4%) (Cost $407,071)(a)		530,047

Other Assets, Less Liabilities (0.6%)		3,201

Net Assets (100.0%)		533,248

*	Non-Income Producing

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $407,071 and the net unrealized appreciation of investments based on that cost was $122,976 which is comprised of $144,655 aggregate gross unrealized appreciation and $21,679 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at March 31, 2006, $27,534)	71	6/06	$809

Northwestern Mutual Series Fund, Inc.

Janus Capital Appreciation Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (95.9%)
Consumer Discretionary (15.3%)
Advance Auto Parts, Inc.	81,005	3,373
* Coach, Inc.	48,400	1,674
Federated Department Stores, Inc.	15,080	1,101
Harrah’s Entertainment, Inc.	20,245	1,578
J.C. Penney Co., Inc.	52,505	3,172
Lowe’s Companies, Inc.	94,190	6,070
NIKE, Inc. - Class B	35,220	2,997
* Tim Hortons, Inc.	7,135	189

Total		20,154

Consumer Staples (6.7%)
The Procter & Gamble Co.	99,315	5,722
Whole Foods Market, Inc.	46,295	3,076

Total		8,798

Energy (11.9%)
Amerada Hess Corp.	9,990	1,423
BJ Services Co.	84,435	2,921
ConocoPhillips	17,580	1,110
EOG Resources, Inc.	19,830	1,428
Occidental Petroleum Corp.	15,805	1,464
Suncor Energy, Inc.	75,515	5,817
Valero Energy Corp.	26,065	1,558

Total		15,721

Financials (16.0%)
American Express Co.	63,580	3,341
Ameriprise Financial, Inc.	12,720	573
* Berkshire Hathaway, Inc. - Class B	701	2,111
Commerce Bancorp, Inc.	92,465	3,389
The Goldman Sachs Group, Inc.	26,110	4,098
SLM Corp.	29,405	1,527
Wells Fargo & Co.	96,160	6,143

Total		21,182

Health Care (25.9%)
Aetna, Inc.	158,030	7,766
Alcon, Inc.	13,555	1,413
* Genentech, Inc.	68,095	5,755
* Gilead Sciences, Inc.	84,575	5,262
* Invitrogen Corp.	29,820	2,091
Teva Pharmaceutical Industries, Ltd., ADR	111,560	4,594
UnitedHealth Group, Inc.	132,320	7,391

Total		34,272

Information Technology (18.0%)
* Apple Computer, Inc.	132,080	8,284
* eBay, Inc.	138,460	5,408
* Electronic Arts, Inc.	102,780	5,624
* Sun Microsystems, Inc.	482,030	2,473
* Yahoo!, Inc.	59,160	1,909

Total		23,698

Utilities (2.1%)
* The AES Corp.	163,525	2,790

Total		2,790

Total Common Stocks (Cost: $101,736)		126,615

Money Market Investments (4.1%)
Federal Government & Agencies (3.3%)
Federal Home Loan Bank Discount Corp., 4.64%, 4/12/06	3,200,000	3,195
Federal Home Loan Bank Discount Corp., 4.64%, 4/19/06	1,200,000	1,197

Total		4,392

National Commercial Banks (0.8%)
Rabobank USA, 4.83%, 4/3/06	1,000,000	1,000

Total		1,000

Total Money Market Investments (Cost: $5,392)		5,392

Total Investments (100.0%) (Cost $107,128)(a)		132,007

Other Assets, Less Liabilities (0.0%)		(5)

Net Assets (100.0%)		132,002

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $107,128 and the net unrealized appreciation of investments based on that cost was $24,879 which is comprised of $25,295 aggregate gross unrealized appreciation and $416 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (94.6%)
Consumer Discretionary (14.3%)
Federated Department Stores, Inc.	86,900	6,344
Fortune Brands, Inc.	139,200	11,223
Hilton Hotels Corp.	160,900	4,097
J.C. Penney Co., Inc.	175,300	10,589
Johnson Controls, Inc.	94,700	7,191
* Kohl’s Corp.	120,500	6,388
The McGraw-Hill Companies, Inc.	154,300	8,891
News Corp. - Class A	353,600	5,873
NIKE, Inc. - Class B	58,000	4,936
Omnicom Group, Inc.	44,000	3,663
Staples, Inc.	296,850	7,576
Starwood Hotels & Resorts Worldwide, Inc.	127,600	8,642
Station Casinos, Inc.	34,000	2,699
Target Corp.	161,000	8,374
The Walt Disney Co.	190,300	5,307

Total		101,793

Consumer Staples (8.1%)
Altria Group, Inc.	141,100	9,998
CVS Corp.	276,100	8,247
The Hershey Co.	63,000	3,290
PepsiCo, Inc.	204,100	11,795
The Procter & Gamble Co.	200,400	11,547
Wal-Mart Stores, Inc.	142,100	6,713
Walgreen Co.	142,400	6,142

Total		57,732

Energy (8.0%)
Baker Hughes, Inc.	100,600	6,881
ConocoPhillips	130,416	8,236
EOG Resources, Inc.	119,400	8,597
Exxon Mobil Corp.	171,934	10,464
Halliburton Co.	121,000	8,835
Noble Corp.	54,500	4,420
* Transocean, Inc.	50,700	4,071
Valero Energy Corp.	89,300	5,338

Total		56,842

Financials (13.5%)
American Express Co.	114,400	6,012
American International Group, Inc.	145,600	9,623
Capital One Financial Corp.	85,800	6,909
Citigroup, Inc.	169,600	8,012
Genworth Financial, Inc.	213,100	7,124
The Goldman Sachs Group, Inc.	52,300	8,209
Legg Mason, Inc.	50,600	6,342
Lehman Brothers Holdings, Inc.	60,800	8,787
Prudential Financial, Inc.	112,700	8,544
SLM Corp.	123,200	6,399
The St. Paul Travelers Companies, Inc.	149,300	6,239
Wachovia Corp.	131,600	7,376

Wells Fargo & Co.	109,400	6,987

Total		96,563

Health Care (17.1%)
Abbott Laboratories	158,900	6,748
Aetna, Inc.	217,000	10,664
* Amgen, Inc.	188,800	13,736
* Boston Scientific Corp.	152,100	3,506
* Caremark Rx, Inc.	124,500	6,123
Eli Lilly and Co.	100,900	5,580
* Fisher Scientific International, Inc.	105,100	7,152
* Genentech, Inc.	90,500	7,648
* Gilead Sciences, Inc.	101,400	6,309
Johnson & Johnson	153,500	9,090
Medtronic, Inc.	188,400	9,562
Novartis AG, ADR	126,000	6,985
* St. Jude Medical, Inc.	177,800	7,290
Teva Pharmaceutical Industries, Ltd., ADR	206,800	8,516
UnitedHealth Group, Inc.	123,600	6,904
* Zimmer Holdings, Inc.	89,800	6,070

Total		121,883

Industrials (9.7%)
Caterpillar, Inc.	84,200	6,046
Danaher Corp.	129,600	8,236
Emerson Electric Co.	93,100	7,786
FedEx Corp.	70,200	7,928
General Electric Co.	627,000	21,808
Honeywell International, Inc.	166,700	7,130
ITT Industries, Inc.	65,400	3,677
United Technologies Corp.	117,500	6,811

Total		69,422

Information Technology (20.3%)
Accenture, Ltd. - Class A	280,200	8,426
* Advanced Micro Devices, Inc.	104,600	3,469
* Affiliated Computer Services, Inc. - Class A	144,100	8,597
* Amdocs, Ltd.	184,100	6,639
Analog Devices, Inc.	165,200	6,326
* Broadcom Corp. - Class A	154,750	6,679
* Cisco Systems, Inc.	439,300	9,519
* Dell, Inc.	228,000	6,785
* eBay, Inc.	82,200	3,211
* Electronic Arts, Inc.	118,600	6,490
First Data Corp.	151,300	7,084
* Google, Inc. - Class A	25,842	10,077
Intel Corp.	248,300	4,805
International Business Machines Corp.	97,800	8,066
Maxim Integrated Products, Inc.	136,800	5,082
Microsoft Corp.	576,300	15,680
* Oracle Corp.	485,000	6,640
QUALCOMM, Inc.	174,300	8,821
Telefonaktiebolaget LM Ericsson, ADR	172,800	6,518
* Yahoo!, Inc.	219,710	7,088

Total		146,002

Materials (1.9%)
Monsanto Co.	47,000	3,983
Praxair, Inc.	171,600	9,464

Total		13,447

Telecommunication Services (1.3%)
Sprint Nextel Corp.	347,600	8,982

Total		8,982

Utilities (0.4%)
Questar Corp.	44,500	3,117

Total		3,117

Total Common Stocks (Cost: $555,772)		675,783

Money Market Investments (5.4%)
Federal Government & Agencies (0.1%)
Federal National Mortgage Association, 4.65%, 6/26/06	1,000,000	989

Total		989

Finance Lessors (2.9%)
(b) Ranger Funding, Co. LLC, 4.75%, 4/24/06	10,000,000	9,970
Windmill Funding Corp., 4.75%, 4/21/06	10,000,000	9,973

Total		19,943

National Commercial Banks (1.0%)
Rabobank USA, 4.83%, 4/3/06	7,300,000	7,298

Total		7,298

Short Term Business Credit (1.4%)
Sheffield Receivables, 4.72%, 4/4/06	10,000,000	9,996

Total		9,996

Total Money Market Investments (Cost: $38,226)		38,226

Total Investments (100.0%) (Cost $593,998)(a)		714,009

Other Assets, Less Liabilities (0.0%)		(14)

Net Assets (100.0%)		713,995

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $593,998 and the net unrealized appreciation of investments based on that cost was $120,011 which is comprised of $130,311 aggregate gross unrealized appreciation and $10,300 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at March 31, 2006, $9,698)	30	6/06	$77

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (98.0%)
Consumer Discretionary (12.3%)
Federated Department Stores, Inc.	62,100	4,533
Fortune Brands, Inc.	60,000	4,838
Hilton Hotels Corp.	114,000	2,902
J.C. Penney Co., Inc.	88,800	5,364
Johnson Controls, Inc.	68,000	5,163
* Kohl’s Corp.	47,700	2,529
* MGM Mirage	59,800	2,577
News Corp. - Class A	317,200	5,269
NIKE, Inc. - Class B	41,300	3,515
Omnicom Group, Inc.	58,300	4,853
Staples, Inc.	199,800	5,099
Starwood Hotels & Resorts Worldwide, Inc.	88,700	6,007
Target Corp.	112,900	5,872
The Walt Disney Co.	137,600	3,838

Total		62,359

Consumer Staples (8.2%)
Altria Group, Inc.	140,600	9,963
CVS Corp.	196,900	5,881
The Hershey Co.	90,300	4,716
PepsiCo, Inc.	139,500	8,062
The Procter & Gamble Co.	151,162	8,710
Walgreen Co.	100,000	4,313

Total		41,645

Energy (10.8%)
Baker Hughes, Inc.	72,500	4,959
BP PLC, ADR	74,700	5,150
ConocoPhillips	110,388	6,971
EOG Resources, Inc.	39,400	2,837
Exxon Mobil Corp.	186,300	11,337
Halliburton Co.	81,000	5,915
Kinder Morgan, Inc.	52,200	4,802
Schlumberger, Ltd.	27,600	3,493
* Transocean, Inc.	45,700	3,670
Valero Energy Corp.	90,400	5,404

Total		54,538

Financials (18.2%)
American Express Co.	60,200	3,164
American International Group, Inc.	105,200	6,953
Bank of America Corp.	175,400	7,989
Capital One Financial Corp.	61,100	4,920
The Chubb Corp.	39,200	3,741
Citigroup, Inc.	116,000	5,480
Genworth Financial, Inc.	151,800	5,075
The Goldman Sachs Group, Inc.	40,000	6,278
JPMorgan Chase & Co.	153,296	6,383
Legg Mason, Inc.	36,100	4,524
Lehman Brothers Holdings, Inc.	46,100	6,663
Prudential Financial, Inc.	87,100	6,603

SLM Corp.	89,500	4,649
The St. Paul Travelers Companies, Inc.	107,800	4,505
U.S. Bancorp	115,300	3,517
Wachovia Corp.	113,300	6,350
Wells Fargo & Co.	90,300	5,767

Total		92,561

Health Care (12.9%)
Abbott Laboratories	126,300	5,365
Aetna, Inc.	83,200	4,088
* Amgen, Inc.	68,600	4,991
Biomet, Inc.	72,400	2,572
* Boston Scientific Corp.	110,300	2,542
* Caremark Rx, Inc.	80,200	3,944
Eli Lilly and Co.	93,700	5,182
* Fisher Scientific International, Inc.	74,500	5,070
* Genentech, Inc.	34,700	2,932
Johnson & Johnson	84,100	4,980
Medtronic, Inc.	108,600	5,512
Novartis AG, ADR	45,100	2,500
Pfizer, Inc.	156,900	3,910
* St. Jude Medical, Inc.	118,200	4,846
Teva Pharmaceutical Industries, Ltd., ADR	88,900	3,661
UnitedHealth Group, Inc.	55,500	3,100

Total		65,195

Industrials (11.7%)
Canadian National Railway Co.	74,400	3,369
Danaher Corp.	74,000	4,703
Emerson Electric Co.	66,100	5,528
FedEx Corp.	50,600	5,715
General Electric Co.	443,900	15,438
Honeywell International, Inc.	121,190	5,183
ITT Industries, Inc.	46,400	2,609
Norfolk Southern Corp.	109,700	5,931
United Technologies Corp.	110,000	6,377
Waste Management, Inc.	121,000	4,271

Total		59,124

Information Technology (14.9%)
Accenture, Ltd. - Class A	172,100	5,175
* Affiliated Computer Services, Inc. - Class A	88,500	5,280
* Amdocs, Ltd.	81,000	2,921
Analog Devices, Inc.	124,900	4,782
* Broadcom Corp. - Class A	112,250	4,845
* Cisco Systems, Inc.	228,600	4,954
* Dell, Inc.	97,700	2,908
* Electronic Arts, Inc.	83,700	4,580
First Data Corp.	96,400	4,513
* Google, Inc. - Class A	12,100	4,719
Intel Corp.	98,300	1,902
International Business Machines Corp.	70,600	5,822
Maxim Integrated Products, Inc.	101,000	3,752
Microsoft Corp.	369,700	10,060
* Oracle Corp.	346,200	4,739
QUALCOMM, Inc.	89,600	4,535

Total		75,487

Materials (3.0%)
Monsanto Co.	75,300	6,382
Praxair, Inc.	86,300	4,759
Temple-Inland, Inc.	93,800	4,179

Total		15,320

Telecommunication Services (2.7%)
AT&T, Inc.	164,000	4,435
Sprint Nextel Corp.	362,176	9,358

Total		13,793

Utilities (3.3%)
Duke Energy Corp.	160,200	4,670
Exelon Corp.	87,900	4,650
PG&E Corp.	132,300	5,146
Questar Corp.	31,700	2,221

Total		16,687

Total Common Stocks (Cost: $400,642)		496,709

Money Market Investments (2.7%)
Finance Lessors (2.0%)
Ranger Funding, Co. LLC, 4.75%, 4/24/06	10,000,000	9,970

Total		9,970

National Commercial Banks (0.7%)
Rabobank USA, 4.83%, 4/3/06	3,700,000	3,699

Total		3,699

Total Money Market Investments (Cost: $13,669)		13,669

Total Investments (100.7%) (Cost $414,311)(a)		510,378

Other Assets, Less Liabilities (-0.7%)		(3,505)

Net Assets (100.0%)		506,873

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $414,311 and the net unrealized appreciation of investments based on that cost was $96,067 which is comprised of $105,966 aggregate gross unrealized appreciation and $9,899 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (95.8%)

Consumer Discretionary (4.1%)
* AutoNation, Inc.	38,600	832
Carnival Corp.	33,400	1,582
Clear Channel Communications, Inc.	136,000	3,945
* Dollar Tree Stores, Inc.	41,800	1,157
* Jarden Corp.	42,600	1,399
Leggett & Platt, Inc.	91,200	2,223
McDonald’s Corp.	22,000	756
Time Warner, Inc.	29,900	502

Total		12,396

Consumer Staples (11.8%)
Altria Group, Inc.	132,400	9,382
Anheuser-Busch Companies, Inc.	36,000	1,540
Avon Products, Inc.	112,700	3,513
Campbell Soup Co.	126,300	4,092
General Mills, Inc.	48,600	2,463
Kraft Foods, Inc. - Class A	277,500	8,411
Sara Lee Corp.	160,500	2,870
Unilever NV	54,800	3,793

Total		36,064

Energy (8.9%)
Anadarko Petroleum Corp.	25,200	2,545
Chevron Corp.	69,846	4,049
Exxon Mobil Corp.	54,700	3,329
Kinder Morgan, Inc.	44,700	4,112
Royal Dutch Shell PLC, ADR	69,000	4,296
Royal Dutch Shell PLC, ADR B	62,728	4,087
* Transocean, Inc.	57,100	4,585

Total		27,003

Financials (28.4%)
American International Group, Inc.	62,400	4,124
* AmeriCredit Corp.	82,100	2,523
* Berkshire Hathaway, Inc.	20	1,807
Capital One Financial Corp.	52,700	4,243
The Chubb Corp.	31,200	2,978
Everest Re Group, Ltd.	9,800	915
Fifth Third Bancorp	107,800	4,243
General Growth Properties, Inc.	132,420	6,471
Golden West Financial Corp.	4,100	278
The Goldman Sachs Group, Inc.	11,100	1,742
The Hartford Financial Services Group, Inc.	41,900	3,375
Hudson City Bancorp, Inc.	507,200	6,741
IndyMac Bancorp, Inc.	75,800	3,102
JPMorgan Chase & Co.	297,288	12,380
Marsh & McLennan Companies, Inc.	268,800	7,892
RenaissanceRe Holdings, Ltd.	42,600	1,858
The St. Paul Travelers Companies, Inc.	22,923	958
Wachovia Corp.	29,300	1,642
Washington Mutual, Inc.	233,800	9,965

Wells Fargo & Co.	96,000	6,132
XL Capital, Ltd. - Class A	52,700	3,379

Total		86,748

Health Care (11.4%)
AstraZeneca PLC, ADR	91,700	4,606
Eli Lilly and Co.	9,800	542
* Medco Health Solutions, Inc.	81,800	4,681
Merck & Co., Inc.	200,400	7,059
Omnicare, Inc.	29,000	1,595
Pfizer, Inc.	210,300	5,241
* Triad Hospitals, Inc.	106,700	4,471
* WellPoint, Inc.	83,000	6,427

Total		34,622

Industrials (8.6%)
American Standard Companies, Inc.	30,100	1,290
Emerson Electric Co.	23,300	1,949
General Electric Co.	311,100	10,819
Goodrich Corp.	23,200	1,012
Hubbell, Inc. - Class B	25,800	1,323
L-3 Communications Holdings, Inc.	10,700	918
Raytheon Co.	45,200	2,072
Siemens AG, ADR	21,900	2,040
Tyco International, Ltd.	134,400	3,613
Union Pacific Corp.	12,300	1,148

Total		26,184

Information Technology (8.5%)
* Affiliated Computer Services, Inc. - Class A	35,800	2,136
* Arrow Electronics, Inc.	9,100	294
* Fairchild Semiconductor International, Inc.	254,200	4,848
* Flextronics International, Ltd.	476,000	4,927
Hewlett-Packard Co.	108,900	3,583
Intel Corp.	456,500	8,832
* International Rectifier Corp.	33,500	1,388

Total		26,008

Materials (5.3%)
Air Products and Chemicals, Inc.	41,200	2,768
Alcoa, Inc.	98,800	3,019
The Dow Chemical Co.	76,800	3,118
E. I. du Pont de Nemours and Co.	19,900	840
International Paper Co.	105,600	3,651
Lyondell Chemical Co.	88,600	1,763
Methanex Corp.	50,900	1,045

Total		16,204

Telecommunication Services (5.4%)
AT&T, Inc.	180,900	4,892
Sprint Nextel Corp.	257,900	6,664
Verizon Communications, Inc.	139,000	4,734

Total		16,290

Utilities (3.4%)
Duke Energy Corp.	104,500	3,045
Equitable Resources, Inc.	37,500	1,369
Exelon Corp.	24,900	1,317
MDU Resources Group, Inc.	38,800	1,298
NiSource, Inc.	97,900	1,980
Pinnacle West Capital Corp.	31,600	1,236

Total		10,245

Total Common Stocks (Cost: $261,805)		291,764

Money Market Investments (4.4%)
Federal Government & Agencies (4.1%)
Federal Home Loan Bank Discount Corp., 4.64%, 4/12/06	12,300,000	12,282

Total		12,282

National Commercial Banks (0.3%)
Rabobank USA, 4.83%, 4/3/06	1,000,000	1,000

Total		1,000

Total Money Market Investments (Cost: $13,282)		13,282

Total Investments (100.2%) (Cost $275,087)(a)		305,046

Other Assets, Less Liabilities (-0.2%)		(746)

Net Assets (100.0%)		304,300

*	Non-Income Producing
ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $275,087 and the net unrealized appreciation of investments based on that cost was $29,959 which is comprised of $36,701 aggregate gross unrealized appreciation and $6,742 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Equity Income Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (95.5%)
Consumer Discretionary (14.0%)
* Cablevision Systems Corp.	12,900	344
CBS Corp. - Class B	36,950	886
* Comcast Corp. - Class A	43,100	1,127
Dow Jones & Co., Inc.	30,600	1,203
Eastman Kodak Co.	41,800	1,189
* Echostar Communications Corp.	17,500	523
Ford Motor Co.	32,300	257
Fortune Brands, Inc.	10,700	863
Genuine Parts Co.	19,900	872
The Home Depot, Inc.	17,800	753
Knight Ridder, Inc.	13,600	860
Mattel, Inc.	72,900	1,322
McDonald’s Corp.	16,900	581
The New York Times Co. - Class A	54,400	1,377
Newell Rubbermaid, Inc.	54,700	1,377
RadioShack Corp.	27,400	527
SONY CORP.	22,000	1,014
Time Warner, Inc.	105,200	1,765
Tribune Co.	50,700	1,390
* Viacom, Inc. - Class B	26,750	1,038
The Walt Disney Co.	45,700	1,275

Total		20,543

Consumer Staples (9.0%)
Anheuser-Busch Companies, Inc.	38,600	1,651
Avon Products, Inc.	39,200	1,222
Campbell Soup Co.	33,400	1,082
The Coca-Cola Co.	39,200	1,641
Colgate-Palmolive Co.	32,400	1,851
General Mills, Inc.	24,400	1,237
H.J. Heinz Co.	11,500	436
Kimberly-Clark Corp.	14,800	855
McCormick & Co., Inc.	17,700	599
Sysco Corp.	11,100	356
UST, Inc.	15,400	641
Wal-Mart Stores, Inc.	35,000	1,653

Total		13,224

Energy (8.9%)
Amerada Hess Corp.	11,300	1,609
Anadarko Petroleum Corp.	11,700	1,182
BP PLC, ADR	19,100	1,317
Chevron Corp.	44,000	2,551
Exxon Mobil Corp.	43,500	2,647
Murphy Oil Corp.	13,900	692
Royal Dutch Shell PLC, ADR	33,500	2,086
Schlumberger, Ltd.	8,300	1,051

Total		13,135

Financials (18.3%)
American International Group, Inc.	21,000	1,388

Bank of America Corp.	23,600	1,075
Bank of Ireland, ADR	9,500	708
The Charles Schwab Corp.	91,500	1,575
The Chubb Corp.	7,500	716
Citigroup, Inc.	14,200	671
Fannie Mae	13,800	709
Fifth Third Bancorp	42,200	1,661
JPMorgan Chase & Co.	84,488	3,517
Lincoln National Corp.	22,776	1,243
Marsh & McLennan Companies, Inc.	76,500	2,245
Mellon Financial Corp.	44,900	1,598
Mercantile Bankshares Corp.	13,500	519
Morgan Stanley	34,300	2,155
National City Corp.	14,800	517
Northern Trust Corp.	7,600	399
SAFECO Corp.	3,400	171
Simon Property Group, Inc.	7,200	606
The St. Paul Travelers Companies, Inc.	26,627	1,113
State Street Corp.	23,900	1,444
SunTrust Banks, Inc.	15,500	1,128
UnumProvident Corp.	46,200	946
Wells Fargo & Co.	9,300	594

Total		26,698

Health Care (8.8%)
Abbott Laboratories	26,100	1,108
Baxter International, Inc.	21,800	846
* Boston Scientific Corp.	29,600	682
Bristol-Myers Squibb Co.	41,100	1,011
Eli Lilly and Co.	14,100	780
Johnson & Johnson	25,600	1,516
* MedImmune, Inc.	23,800	871
Merck & Co., Inc.	59,000	2,079
Pfizer, Inc.	67,800	1,690
Schering-Plough Corp.	40,100	761
Wyeth	34,000	1,650

Total		12,994

Industrials (13.3%)
Avery Dennison Corp.	20,700	1,211
Cendant Corp.	21,600	375
Cooper Industries, Ltd. - Class A	13,700	1,191
Deere & Co.	15,200	1,202
Eaton Corp.	8,200	598
General Electric Co.	121,400	4,221
Honeywell International, Inc.	49,900	2,134
Lockheed Martin Corp.	17,600	1,322
Norfolk Southern Corp.	19,300	1,044
Pall Corp.	29,900	933
Raytheon Co.	27,100	1,242
Tyco International, Ltd.	21,900	589
Union Pacific Corp.	24,400	2,277
Waste Management, Inc.	34,000	1,200

Total		19,539

Information Technology (7.7%)
Analog Devices, Inc.	24,500	938
* Cisco Systems, Inc.	53,000	1,149
Hewlett-Packard Co.	38,800	1,277
Intel Corp.	34,900	675
International Business Machines Corp.	22,500	1,856
* Lucent Technologies, Inc.	145,500	444

Microsoft Corp.	70,400	1,915
Motorola, Inc.	43,000	985
Nokia Oyj, ADR	63,600	1,318
Texas Instruments, Inc.	21,200	688

Total		11,245

Materials (5.5%)
Alcoa, Inc.	30,900	944
Chemtura Corp.	21,199	250
E. I. du Pont de Nemours and Co.	35,800	1,512
* Hercules, Inc.	24,300	335
International Flavors & Fragrances, Inc.	28,800	988
International Paper Co.	69,200	2,393
MeadWestvaco Corp.	24,200	661
Vulcan Materials Co.	11,500	996

Total		8,079

Telecommunication Services (6.0%)
ALLTEL Corp.	22,200	1,437
AT&T, Inc.	84,235	2,279
* Qwest Communications International, Inc.	215,500	1,465
Sprint Nextel Corp.	62,100	1,605
Telus Corp.	15,900	615
Verizon Communications, Inc.	39,700	1,352

Total		8,753

Utilities (4.0%)
Duke Energy Corp.	50,600	1,475
FirstEnergy Corp.	15,700	768
NiSource, Inc.	58,900	1,191
Pinnacle West Capital Corp.	10,100	395
Progress Energy, Inc.	24,200	1,064
TECO Energy, Inc.	13,600	219
Xcel Energy, Inc.	45,300	822

Total		5,934

Total Common Stocks (Cost: $122,708)		140,144

Convertible Corporate Bonds (0.1%)
Telephone and Telegraph Apparatus (0.1%)
Lucent Technologies, Inc., 8.00%, 8/1/31	165,000	166

Total Convertible Corporate Bonds (Cost: $158)		166

Preferred Stocks (0.1%)
Financials (0.1%)
UnumProvident Corp.	2,900	92

Total Preferred Stocks (Cost: $73)		92

Money Market Investments (4.2%)
Other Holdings (4.2%)
Reserve Investment Fund	6,219,718	6,220

Total Money Market Investments (Cost: $6,220)	6,220

Total Investments (99.9%) (Cost $129,159)(a)	146,622

Other Assets, Less Liabilities (0.1%)	204

Net Assets (100.0%)	146,826

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $129,159 and the net unrealized appreciation of investments based on that cost was $17,463 which is comprised of $20,903 aggregate gross unrealized appreciation and $3,440 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (98.5%)
Consumer Discretionary (10.1%)
* Amazon.com, Inc.	50,700	1,851
* Apollo Group, Inc. - Class A	23,100	1,213
* AutoNation, Inc.	29,800	642
* AutoZone, Inc.	9,125	910
* Bed Bath & Beyond, Inc.	46,100	1,770
Best Buy Co., Inc.	66,875	3,740
* Big Lots, Inc.	18,700	261
The Black & Decker Corp.	12,700	1,104
Brunswick Corp.	15,600	606
Carnival Corp.	71,309	3,378
CBS Corp. - Class B	127,024	3,046
Centex Corp.	20,200	1,252
Circuit City Stores, Inc.	25,000	612
Clear Channel Communications, Inc.	84,950	2,464
* Coach, Inc.	63,000	2,179
* Comcast Corp. - Class A	351,470	9,193
Cooper Tire & Rubber Co.	10,100	145
D.R. Horton, Inc.	44,700	1,485
Darden Restaurants, Inc.	21,650	888
Dillard’s, Inc. - Class A	10,164	265
Dollar General Corp.	52,048	920
Dow Jones & Co., Inc.	9,720	382
The E.W. Scripps Co. - Class A	14,000	626
Eastman Kodak Co.	47,183	1,342
Family Dollar Stores, Inc.	25,500	678
Federated Department Stores, Inc.	44,723	3,265
Ford Motor Co.	306,394	2,439
Fortune Brands, Inc.	24,067	1,941
Gannett Co., Inc.	39,150	2,346
The Gap, Inc.	94,375	1,763
General Motors Corp.	92,927	1,977
Genuine Parts Co.	28,400	1,245
* The Goodyear Tire & Rubber Co.	29,000	420
H&R Block, Inc.	53,800	1,165
Harley-Davidson, Inc.	44,800	2,324
Harman International Industries, Inc.	10,800	1,200
Harrah’s Entertainment, Inc.	30,250	2,358
Hasbro, Inc.	29,225	617
Hilton Hotels Corp.	54,150	1,379
The Home Depot, Inc.	349,094	14,766
International Game Technology	55,400	1,951
* The Interpublic Group of Companies, Inc.	70,800	677
J.C. Penney Co., Inc.	38,150	2,305
Johnson Controls, Inc.	31,900	2,422
Jones Apparel Group, Inc.	18,800	665
KB HOME	12,600	819
Knight Ridder, Inc.	11,050	698
* Kohl’s Corp.	56,667	3,004
Leggett & Platt, Inc.	29,933	729
Lennar Corp. - Class A	22,500	1,359
Limited Brands, Inc.	57,187	1,399
Liz Claiborne, Inc.	17,300	709
Lowe’s Companies, Inc.	128,550	8,284
Marriott International, Inc. - Class A	26,700	1,832
Mattel, Inc.	63,888	1,158
Maytag Corp.	13,333	284
McDonald’s Corp.	206,478	7,095
The McGraw-Hill Companies, Inc.	60,320	3,476
Meredith Corp.	6,900	385

The New York Times Co. - Class A	23,870	604
Newell Rubbermaid, Inc.	45,092	1,136
News Corp. - Class A	394,500	6,553
NIKE, Inc. - Class B	31,100	2,647
Nordstrom, Inc.	35,934	1,408
* Office Depot, Inc.	48,557	1,808
OfficeMax, Inc.	11,600	350
Omnicom Group, Inc.	29,400	2,448
Pulte Homes, Inc.	35,200	1,352
RadioShack Corp.	22,100	425
* Sears Holdings Corp.	16,380	2,166
The Sherwin-Williams Co.	18,213	900
Snap-on, Inc.	9,617	367
The Stanley Works	11,950	605
Staples, Inc.	119,750	3,056
* Starbucks Corp.	125,500	4,724
Starwood Hotels & Resorts Worldwide, Inc.	35,500	2,404
Target Corp.	144,457	7,513
Tiffany & Co.	23,367	877
Time Warner, Inc.	740,400	12,430
The TJX Companies, Inc.	75,700	1,879
Tribune Co.	43,036	1,180
* Univision Communications, Inc. - Class A	36,700	1,265
VF Corp.	14,457	823
* Viacom, Inc. - Class B	127,024	4,929
The Walt Disney Co.	316,457	8,826
Wendy’s International, Inc.	18,750	1,164
Whirlpool Corp.	11,150	1,020
Yum! Brands, Inc.	45,380	2,217

Total		196,484

Consumer Staples (9.2%)
Alberto-Culver Co.	12,450	551
Albertson’s, Inc.	60,654	1,557
Altria Group, Inc.	343,022	24,306
Anheuser-Busch Companies, Inc.	127,549	5,455
Archer-Daniels-Midland Co.	107,403	3,614
Avon Products, Inc.	74,000	2,307
Brown-Forman Corp. - Class B	13,618	1,048
Campbell Soup Co.	30,322	982
The Clorox Co.	24,650	1,475
The Coca-Cola Co.	338,575	14,176
Coca-Cola Enterprises, Inc.	49,900	1,015
Colgate-Palmolive Co.	84,722	4,838
ConAgra Foods, Inc.	85,367	1,832
* Constellation Brands, Inc. - Class A	32,400	812
Costco Wholesale Corp.	77,764	4,212
CVS Corp.	134,334	4,013
The Estee Lauder Companies, Inc. - Class A	19,600	729
General Mills, Inc.	58,567	2,968
H.J. Heinz Co.	55,017	2,086
The Hershey Co.	29,500	1,541
Kellogg Co.	41,357	1,821
Kimberly-Clark Corp.	75,756	4,379
* The Kroger Co.	119,205	2,427
McCormick & Co., Inc.	21,800	738
Molson Coors Brewing Co.	9,400	645
The Pepsi Bottling Group, Inc.	22,200	675
PepsiCo, Inc.	272,330	15,738
The Procter & Gamble Co.	540,564	31,146
Reynolds American, Inc.	14,100	1,488
Safeway, Inc.	73,900	1,856
Sara Lee Corp.	124,935	2,234
SUPERVALU, Inc.	22,350	689
Sysco Corp.	101,825	3,263
Tyson Foods, Inc. - Class A	41,400	569
UST, Inc.	26,867	1,118

Wal-Mart Stores, Inc.	410,600	19,396
Walgreen Co.	166,346	7,175
Whole Foods Market, Inc.	22,800	1,515
Wm. Wrigley Jr. Co.	29,167	1,867

Total		178,256

Energy (9.6%)
Amerada Hess Corp.	13,200	1,880
Anadarko Petroleum Corp.	37,862	3,824
Apache Corp.	54,246	3,554
Baker Hughes, Inc.	56,230	3,846
BJ Services Co.	53,300	1,844
Burlington Resources, Inc.	62,266	5,723
Chesapeake Energy Corp.	61,400	1,929
Chevron Corp.	365,814	21,206
ConocoPhillips	226,520	14,305
Devon Energy Corp.	72,600	4,441
El Paso Corp.	108,371	1,306
EOG Resources, Inc.	39,820	2,867
Exxon Mobil Corp.	1,003,556	61,076
Halliburton Co.	84,869	6,197
Kerr-McGee Corp.	19,086	1,822
Kinder Morgan, Inc.	17,267	1,588
Marathon Oil Corp.	60,333	4,596
Murphy Oil Corp.	27,100	1,350
* Nabors Industries, Ltd.	25,950	1,858
* National-Oilwell Varco, Inc.	28,700	1,840
Noble Corp.	22,550	1,829
Occidental Petroleum Corp.	70,820	6,561
Rowan Companies, Inc.	17,950	789
Schlumberger, Ltd.	97,067	12,286
Sunoco, Inc.	21,900	1,699
* Transocean, Inc.	53,551	4,300
Valero Energy Corp.	102,200	6,110
* Weatherford International, Ltd.	57,300	2,621
The Williams Companies, Inc.	97,700	2,090
XTO Energy, Inc.	59,699	2,601

Total		187,938

Financials (20.7%)
ACE, Ltd.	53,000	2,757
AFLAC, Inc.	81,850	3,694
The Allstate Corp.	106,028	5,525
Ambac Financial Group, Inc.	17,300	1,377
American Express Co.	203,375	10,687
American International Group, Inc.	426,530	28,188
Ameriprise Financial, Inc.	41,155	1,854
AmSouth Bancorporation	56,755	1,535
Aon Corp.	52,900	2,196
Apartment Investment & Management Co. - Class A	15,900	746
Archstone-Smith Trust	35,100	1,712
Bank of America Corp.	763,367	34,763
The Bank of New York Co., Inc.	126,753	4,568
BB&T Corp.	88,000	3,450
The Bear Stearns Companies, Inc.	19,595	2,718
Capital One Financial Corp.	49,500	3,986
The Charles Schwab Corp.	169,539	2,918
The Chubb Corp.	32,850	3,135
Cincinnati Financial Corp.	28,575	1,202
CIT Group, Inc.	32,800	1,755
Citigroup, Inc.	820,348	38,752
Comerica, Inc.	26,750	1,551
Compass Bancshares, Inc.	20,300	1,027
Countrywide Financial Corp.	99,100	3,637
* E*TRADE Financial Corp.	68,700	1,854

Equity Office Properties Trust	66,800	2,243
Equity Residential	47,700	2,232
Fannie Mae	159,048	8,175
Federated Investors, Inc. - Class B	13,800	539
Fifth Third Bancorp	91,334	3,595
First Horizon National Corp.	20,700	862
Franklin Resources, Inc.	25,050	2,361
Freddie Mac	113,586	6,929
Genworth Financial, Inc.	61,900	2,069
Golden West Financial Corp.	42,100	2,859
The Goldman Sachs Group, Inc.	71,700	11,254
The Hartford Financial Services Group, Inc.	49,750	4,007
Huntington Bancshares, Inc.	40,842	986
Janus Capital Group, Inc.	35,329	819
Jefferson-Pilot Corp.	22,034	1,233
JPMorgan Chase & Co.	572,797	23,850
KeyCorp	66,575	2,450
Lehman Brothers Holdings, Inc.	44,422	6,420
Lincoln National Corp.	28,440	1,553
Loews Corp.	22,267	2,253
M&T Bank Corp.	13,000	1,484
Marsh & McLennan Companies, Inc.	89,880	2,639
Marshall & Ilsley Corp.	34,500	1,504
MBIA, Inc.	22,050	1,326
Mellon Financial Corp.	68,068	2,423
Merrill Lynch & Co., Inc.	150,900	11,885
MetLife, Inc.	124,536	6,024
MGIC Investment Corp.	14,400	959
Moody’s Corp.	39,950	2,855
Morgan Stanley	176,513	11,089
National City Corp.	89,997	3,141
North Fork Bancorporation, Inc.	78,150	2,253
Northern Trust Corp.	30,450	1,599
Plum Creek Timber Co., Inc.	30,300	1,119
PNC Financial Services Group, Inc.	48,067	3,235
Principal Financial Group, Inc.	45,900	2,240
The Progressive Corp.	32,300	3,368
ProLogis	40,000	2,140
Prudential Financial, Inc.	81,400	6,171
Public Storage, Inc.	13,600	1,105
Regions Financial Corp.	75,030	2,639
SAFECO Corp.	20,250	1,017
Simon Property Group, Inc.	30,100	2,533
SLM Corp.	68,542	3,560
Sovereign Bancorp, Inc.	58,700	1,286
The St. Paul Travelers Companies, Inc.	114,410	4,781
State Street Corp.	54,700	3,306
SunTrust Banks, Inc.	60,933	4,433
Synovus Financial Corp.	51,450	1,394
T. Rowe Price Group, Inc.	21,700	1,697
Torchmark Corp.	17,050	974
U.S. Bancorp	295,921	9,026
UnumProvident Corp.	49,031	1,004
Vornado Realty Trust	19,500	1,872
Wachovia Corp.	266,657	14,946
Washington Mutual, Inc.	162,954	6,945
Wells Fargo & Co.	275,380	17,589
XL Capital, Ltd. - Class A	28,700	1,840
Zions Bancorporation	17,200	1,423

Total		403,100

Health Care (12.8%)
Abbott Laboratories	252,850	10,739
Aetna, Inc.	93,208	4,580
Allergan, Inc.	24,967	2,709
AmerisourceBergen Corp.	34,300	1,656
* Amgen, Inc.	192,017	13,969

Applera Corp. - Applied Biosystems Group	30,133	818
* Barr Pharmaceuticals, Inc.	17,400	1,096
Bausch & Lomb, Inc.	8,800	561
Baxter International, Inc.	106,600	4,137
Becton, Dickinson and Co.	40,650	2,503
* Biogen Idec, Inc.	56,590	2,665
Biomet, Inc.	40,645	1,444
* Boston Scientific Corp.	97,172	2,240
Bristol-Myers Squibb Co.	322,008	7,925
C. R. Bard, Inc.	17,100	1,160
Cardinal Health, Inc.	69,325	5,166
* Caremark Rx, Inc.	73,700	3,625
* Chiron Corp.	18,022	826
CIGNA Corp.	19,929	2,603
* Coventry Health Care, Inc.	26,300	1,420
Eli Lilly and Co.	185,706	10,270
* Express Scripts, Inc.	24,100	2,118
* Fisher Scientific International, Inc.	20,300	1,381
* Forest Laboratories, Inc.	53,566	2,391
* Genzyme Corp.	42,700	2,870
* Gilead Sciences, Inc.	76,000	4,729
Guidant Corp.	55,688	4,347
HCA, Inc.	67,011	3,068
Health Management Associates, Inc. - Class A	39,500	852
* Hospira, Inc.	26,465	1,044
* Humana, Inc.	26,900	1,416
IMS Health, Inc.	32,767	844
Johnson & Johnson	489,137	28,967
* King Pharmaceuticals, Inc.	39,766	686
* Laboratory Corp. of America Holdings	20,600	1,205
Manor Care, Inc.	13,000	577
McKesson Corp.	50,305	2,622
* Medco Health Solutions, Inc.	50,072	2,865
* MedImmune, Inc.	42,000	1,536
Medtronic, Inc.	198,400	10,069
Merck & Co., Inc.	359,420	12,662
* Millipore Corp.	8,600	628
Mylan Laboratories, Inc.	35,900	840
* Patterson Companies, Inc.	22,800	803
PerkinElmer, Inc.	21,500	505
Pfizer, Inc.	1,209,234	30,134
Quest Diagnostics, Inc.	26,700	1,370
Schering-Plough Corp.	243,150	4,617
* St. Jude Medical, Inc.	60,200	2,468
Stryker Corp.	48,000	2,128
* Tenet Healthcare Corp.	77,250	570
* Thermo Electron Corp.	26,700	990
UnitedHealth Group, Inc.	222,944	12,454
* Waters Corp.	17,200	742
* Watson Pharmaceuticals, Inc.	16,700	480
* WellPoint, Inc.	108,500	8,401
Wyeth	220,929	10,719
* Zimmer Holdings, Inc.	40,737	2,754

Total		248,964

Industrials (11.4%)
3M Co.	124,076	9,391
* Allied Waste Industries, Inc.	35,950	440
American Power Conversion Corp.	28,250	653
American Standard Companies, Inc.	29,300	1,256
Avery Dennison Corp.	18,150	1,061
The Boeing Co.	131,576	10,254
Burlington Northern Santa Fe Corp.	61,285	5,107
Caterpillar, Inc.	110,276	7,919
Cendant Corp.	165,733	2,875
Cintas Corp.	22,633	965
Cooper Industries, Ltd. - Class A	15,100	1,312

CSX Corp.	36,050	2,156
Cummins, Inc.	7,600	799
Danaher Corp.	39,000	2,478
Deere & Co.	38,960	3,080
Dover Corp.	33,367	1,620
Eaton Corp.	24,500	1,788
Emerson Electric Co.	67,650	5,658
Equifax, Inc.	21,300	793
FedEx Corp.	49,920	5,638
Fluor Corp.	14,300	1,227
General Dynamics Corp.	65,800	4,210
General Electric Co.	1,713,006	59,579
Goodrich Corp.	20,300	885
Honeywell International, Inc.	136,550	5,840
Illinois Tool Works, Inc.	33,700	3,246
Ingersoll-Rand Co., Ltd. - Class A	53,860	2,251
ITT Industries, Inc.	30,400	1,709
L-3 Communications Holdings, Inc.	19,900	1,707
Lockheed Martin Corp.	58,908	4,426
Masco Corp.	68,400	2,222
* Monster Worldwide, Inc.	20,767	1,035
* Navistar International Corp.	10,150	280
Norfolk Southern Corp.	67,757	3,664
Northrop Grumman Corp.	57,620	3,935
PACCAR, Inc.	27,807	1,960
Pall Corp.	20,550	641
Parker Hannifin Corp.	19,675	1,586
Pitney Bowes, Inc.	37,337	1,603
R. R. Donnelley & Sons Co.	35,534	1,163
Raytheon Co.	73,300	3,360
Robert Half International, Inc.	28,140	1,086
Rockwell Automation, Inc.	29,150	2,096
Rockwell Collins, Inc.	28,350	1,598
Ryder System, Inc.	10,000	448
Southwest Airlines Co.	116,367	2,093
Textron, Inc.	21,750	2,031
Tyco International, Ltd.	331,208	8,903
Union Pacific Corp.	43,560	4,066
United Parcel Service, Inc. - Class B	179,500	14,249
United Technologies Corp.	166,834	9,671
W.W. Grainger, Inc.	12,600	949
Waste Management, Inc.	90,785	3,205

Total		222,167

Information Technology (15.3%)
* ADC Telecommunications, Inc.	19,164	490
* Adobe Systems, Inc.	98,550	3,441
* Advanced Micro Devices, Inc.	79,000	2,620
* Affiliated Computer Services, Inc. - Class A	19,300	1,151
* Agilent Technologies, Inc.	70,437	2,645
* Altera Corp.	59,011	1,218
Analog Devices, Inc.	60,157	2,303
* Andrew Corp.	26,137	321
* Apple Computer, Inc.	140,000	8,781
Applied Materials, Inc.	260,700	4,565
* Applied Micro Circuits Corp.	48,400	197
* Autodesk, Inc.	37,968	1,463
Automatic Data Processing, Inc.	95,250	4,351
* Avaya, Inc.	68,516	774
* BMC Software, Inc.	34,960	757
* Broadcom Corp. - Class A	72,400	3,125
CA, Inc.	74,992	2,041
* Ciena Corp.	95,700	499
* Cisco Systems, Inc.	1,010,800	21,903
* Citrix Systems, Inc.	29,320	1,111
* Computer Sciences Corp.	30,650	1,703
* Compuware Corp.	62,957	493

* Comverse Technology, Inc.	33,200	781
* Convergys Corp.	22,950	418
* Corning, Inc.	254,100	6,838
* Dell, Inc.	386,833	11,512
* eBay, Inc.	189,600	7,406
* Electronic Arts, Inc.	49,900	2,731
Electronic Data Systems Corp.	84,567	2,269
* EMC Corp.	390,574	5,324
First Data Corp.	126,032	5,901
* Fiserv, Inc.	30,325	1,290
* Freescale Semiconductor, Inc. - Class B	67,423	1,872
* Gateway, Inc.	43,450	95
* Google, Inc. - Class A	6,500	2,535
Hewlett-Packard Co.	464,826	15,292
Intel Corp.	966,863	18,708
International Business Machines Corp.	257,539	21,238
* Intuit, Inc.	29,100	1,548
* Jabil Circuit, Inc.	28,667	1,229
* JDS Uniphase Corp.	275,500	1,149
KLA-Tencor Corp.	32,800	1,586
* Lexmark International, Inc. - Class A	17,800	808
Linear Technology Corp.	50,250	1,763
* LSI Logic Corp.	64,400	744
* Lucent Technologies, Inc.	734,536	2,240
Maxim Integrated Products, Inc.	52,700	1,958
* Micron Technology, Inc.	101,650	1,496
Microsoft Corp.	1,460,500	39,739
Molex, Inc.	23,450	779
Motorola, Inc.	410,777	9,411
National Semiconductor Corp.	55,486	1,545
* NCR Corp.	29,900	1,250
* Network Appliance, Inc.	61,500	2,216
* Novell, Inc.	64,000	492
* Novellus Systems, Inc.	21,900	526
* NVIDIA Corp.	28,100	1,609
* Oracle Corp.	619,325	8,479
* Parametric Technology Corp.	18,212	297
Paychex, Inc.	54,935	2,289
* PMC-Sierra, Inc.	30,500	375
* QLogic Corp.	26,500	513
QUALCOMM, Inc.	272,234	13,777
Sabre Holdings Corp. - Class A	21,667	510
* Sanmina-SCI Corp.	87,500	359
* Solectron Corp.	150,300	601
* Sun Microsystems, Inc.	568,797	2,918
* Symantec Corp.	171,454	2,886
Symbol Technologies, Inc.	41,450	439
Tektronix, Inc.	13,460	481
* Tellabs, Inc.	73,992	1,176
* Teradyne, Inc.	32,450	503
Texas Instruments, Inc.	263,000	8,540
* Unisys Corp.	56,150	387
* VeriSign, Inc.	40,200	964
* Xerox Corp.	153,100	2,327
Xilinx, Inc.	56,700	1,444
* Yahoo!, Inc.	207,400	6,691

Total		298,206

Materials (3.0%)
Air Products and Chemicals, Inc.	36,567	2,457
Alcoa, Inc.	143,207	4,376
Allegheny Technologies, Inc.	14,217	870
Ashland, Inc.	11,700	832
Ball Corp.	17,132	751
Bemis Co., Inc.	17,300	546
The Dow Chemical Co.	159,009	6,455
E. I. du Pont de Nemours and Co.	151,228	6,383

Eastman Chemical Co.	13,425	687
Ecolab, Inc.	30,000	1,146
Engelhard Corp.	20,300	804
Freeport-McMoRan Copper & Gold, Inc. - Class B	30,281	1,810
* Hercules, Inc.	18,600	257
International Flavors & Fragrances, Inc.	13,000	446
International Paper Co.	80,966	2,799
Louisiana-Pacific Corp.	17,400	473
MeadWestvaco Corp.	29,779	813
Monsanto Co.	44,253	3,750
Newmont Mining Corp.	73,380	3,808
Nucor Corp.	25,566	2,679
* Pactiv Corp.	23,500	577
Phelps Dodge Corp.	33,448	2,694
PPG Industries, Inc.	27,167	1,721
Praxair, Inc.	53,000	2,923
Rohm and Haas Co.	23,680	1,157
Sealed Air Corp.	13,421	777
Sigma-Aldrich Corp.	11,000	724
Temple-Inland, Inc.	18,200	811
* Tronox, Inc. - Class B	3,848	65
United States Steel Corp.	17,850	1,083
Vulcan Materials Co.	16,500	1,430
Weyerhaeuser Co.	39,980	2,896

Total		59,000

Telecommunication Services (3.3%)
ALLTEL Corp.	63,757	4,128
AT&T, Inc.	637,649	17,241
BellSouth Corp.	295,465	10,238
CenturyTel, Inc.	21,500	841
Citizens Communications Co.	54,000	717
* Qwest Communications International, Inc.	254,935	1,734
Sprint Nextel Corp.	487,702	12,602
Verizon Communications, Inc.	480,942	16,381

Total		63,882

Utilities (3.1%)
* The AES Corp.	107,800	1,839
* Allegheny Energy, Inc.	26,800	907
Ameren Corp.	33,667	1,677
American Electric Power Co., Inc.	64,740	2,202
CenterPoint Energy, Inc.	50,962	608
Cinergy Corp.	32,784	1,489
* CMS Energy Corp.	36,200	469
Consolidated Edison, Inc.	40,350	1,755
Constellation Energy Group	29,300	1,603
Dominion Resources, Inc.	57,095	3,941
DTE Energy Co.	29,250	1,173
Duke Energy Corp.	152,630	4,449
* Dynegy, Inc. - Class A	49,500	238
Edison International	53,520	2,204
Entergy Corp.	34,109	2,351
Exelon Corp.	109,624	5,798
FirstEnergy Corp.	54,165	2,649
FPL Group, Inc.	66,314	2,662
KeySpan Corp.	28,700	1,173
Nicor, Inc.	7,250	287
NiSource, Inc.	44,773	905
Peoples Energy Corp.	6,300	225
PG&E Corp.	56,725	2,207
Pinnacle West Capital Corp.	16,300	637
PPL Corp.	62,468	1,837
Progress Energy, Inc.	41,492	1,825
Public Service Enterprise Group, Inc.	41,236	2,641

Sempra Energy	42,502	1,975
The Southern Co.	121,900	3,995
TECO Energy, Inc.	34,200	551
TXU Corp.	76,030	3,403
Xcel Energy, Inc.	66,320	1,204

Total		60,879

Total Common Stocks (Cost: $1,389,388)		1,918,876

Money Market Investments (1.5%)
Autos (0.5%)
(b) DaimlerChrysler Revolving Auto Conduit LLC, 4.60%, 4/6/06	10,000,000	9,993

Total		9,993

Federal Government & Agencies (0.1%)
(b) Federal National Mortgage Association, 4.65%, 6/26/06	1,700,000	1,681

Total		1,681

Finance Lessors (0.5%)
(b) Windmill Funding Corp., 4.75%, 4/21/06	10,000,000	9,974

Total		9,974

National Commercial Banks (0.4%)
(b) Rabobank USA, 4.83%, 4/3/06	7,900,000	7,898

Total		7,898

Total Money Market Investments (Cost: $29,546)		29,546

Total Investments (100.0%) (Cost $1,418,934)(a)		1,948,422

Other Assets, Less Liabilities (0.0%)		(714)

Net Assets (100.0%)		1,947,708

*	Non-Income Producing

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $1,418,934 and the net unrealized appreciation of investments based on that cost was $529,488 which is comprised of $671,703 aggregate gross unrealized appreciation and $142,215 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at March 31, 2006, $29,216)	90	6/06	$108

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Country	Shares/ $ Par	Value $ (000’s)
Domestic Common Stocks and Warrants (40.7%)
LARGE CAP COMMON STOCKS (30.2%)
Consumer Discretionary (4.3%)
Federated Department Stores, Inc.		9,600	701
Fortune Brands, Inc.		14,200	1,145
Hilton Hotels Corp.		17,500	446
J.C. Penney Co., Inc.		15,700	948
Johnson Controls, Inc.		10,500	797
* Kohl’s Corp.		12,400	657
The McGraw-Hill Companies, Inc.		14,500	835
* MGM Mirage		9,400	405
News Corp. - Class A		45,200	751
NIKE, Inc. - Class B		6,300	536
Omnicom Group, Inc.		9,000	749
Staples, Inc.		29,650	757
Starwood Hotels & Resorts Worldwide, Inc.		13,100	887
Target Corp.		18,500	962
The Walt Disney Co.		21,500	600

Total			11,176

Consumer Staples (2.7%)
Altria Group, Inc.		19,500	1,382
CVS Corp.		29,600	884
The Hershey Co.		14,100	736
PepsiCo, Inc.		21,800	1,260
The Procter & Gamble Co.		22,300	1,285
Wal-Mart Stores, Inc.		16,400	775
Walgreen Co.		14,600	630

Total			6,952

Energy (3.1%)
Baker Hughes, Inc.		11,200	766
BP PLC, ADR		10,200	703
ConocoPhillips		20,300	1,281
EOG Resources, Inc.		10,300	742
Exxon Mobil Corp.		22,000	1,338
Halliburton Co.		11,800	862
Kinder Morgan, Inc.		8,000	736
Noble Corp.		6,000	487
* Transocean, Inc.		5,400	434
Valero Energy Corp.		12,800	765

Total			8,114

Financials (4.6%)
American Express Co.		9,200	483
American International Group, Inc.		16,000	1,056
Capital One Financial Corp.		9,300	749
The Chubb Corp.		9,100	869
Citigroup, Inc.		16,900	798
Genworth Financial, Inc.		24,100	806
The Goldman Sachs Group, Inc.		5,300	832
JPMorgan Chase & Co.		19,500	812
Legg Mason, Inc.		5,000	627
Lehman Brothers Holdings, Inc.		6,200	896

Prudential Financial, Inc.	12,100	916
SLM Corp.	14,200	738
The St. Paul Travelers Companies, Inc.	16,500	690
Wachovia Corp.	15,300	858
Wells Fargo & Co.	12,400	792

Total		11,922

Health Care (4.9%)
Abbott Laboratories	17,600	747
Aetna, Inc.	21,400	1,052
* Amgen, Inc.	15,600	1,135
* Boston Scientific Corp.	27,900	643
* Caremark Rx, Inc.	11,900	585
Eli Lilly and Co.	9,200	509
* Fisher Scientific International, Inc.	10,600	721
* Genentech, Inc.	7,100	600
* Gilead Sciences, Inc.	11,000	684
Johnson & Johnson	14,800	876
Medtronic, Inc.	17,700	898
Novartis AG, ADR	14,000	776
Pfizer, Inc.	24,400	608
* St. Jude Medical, Inc.	18,600	763
Teva Pharmaceutical Industries, Ltd., ADR	20,800	857
UnitedHealth Group, Inc.	13,200	737
* Zimmer Holdings, Inc.	9,200	622

Total		12,813

Industrials (3.5%)
Burlington Northern Santa Fe Corp.	6,800	567
Caterpillar, Inc.	8,500	610
Danaher Corp.	13,800	877
Emerson Electric Co.	10,000	836
FedEx Corp.	7,300	824
General Electric Co.	67,500	2,349
Honeywell International, Inc.	19,000	813
ITT Industries, Inc.	7,000	394
Norfolk Southern Corp.	17,300	935
United Technologies Corp.	13,400	777

Total		8,982

Information Technology (5.5%)
Accenture, Ltd. - Class A	26,800	806
* Advanced Micro Devices, Inc.	11,500	381
* Affiliated Computer Services, Inc. - Class A	13,900	829
* Amdocs, Ltd.	19,000	685
Analog Devices, Inc.	17,400	666
* Broadcom Corp. - Class A	17,700	764
* Cisco Systems, Inc.	35,900	778
* Dell, Inc.	15,100	449
* eBay, Inc.	6,000	234
* Electronic Arts, Inc.	12,200	668
First Data Corp.	14,800	693
* Google, Inc. - Class A	2,200	858
Intel Corp.	22,100	428
International Business Machines Corp.	10,200	841
Maxim Integrated Products, Inc.	15,000	557
Microsoft Corp.	55,700	1,517
* Oracle Corp.	49,800	682
QUALCOMM, Inc.	17,900	906
Telefonaktiebolaget LM Ericsson, ADR	17,900	675
* Yahoo!, Inc.	20,766	670

Total		14,087

Materials (0.6%)
Monsanto Co.	6,800	576
Praxair, Inc.	16,300	899

Total		1,475

Telecommunication Services (0.6%)
AT&T, Inc.	22,200	600
Sprint Nextel Corp.	39,900	1,031

Total		1,631

Utilities (0.4%)
Exelon Corp.	13,500	715
Questar Corp.	4,900	343

Total		1,058

Total LARGE CAP COMMON STOCKS		78,210

SMALL CAP COMMON STOCKS (10.5%)
Consumer Discretionary (2.4%)
* AnnTaylor Stores Corp.	10,625	391
* The Cheesecake Factory, Inc.	3,300	124
Choice Hotels International, Inc.	8,400	385
* Coach, Inc.	9,800	339
* Crocs, Inc.	200	5
* Golf Galaxy, Inc.	5,000	109
* Hibbett Sporting Goods, Inc.	7,000	231
Jones Apparel Group, Inc.	5,800	205
* Lamar Advertising Co. - Class A	3,700	195
* LKQ Corp.	1,500	31
Michaels Stores, Inc.	12,800	481
* Morton’s Restaurant Group, Inc.	4,500	78
* O’Reilly Automotive, Inc.	44,200	1,615
Orient-Express Hotels, Ltd. - Class A	10,700	420
* Payless ShoeSource, Inc.	3,000	69
* Pinnacle Entertainment, Inc.	4,200	118
* Pixar	1,800	115
Polaris Industries, Inc.	1,000	55
* Scientific Games Corp.	10,300	362
SCP Pool Corp.	2,700	127
Station Casinos, Inc.	6,100	484
The Talbots, Inc.	7,300	196
* True Religion Apparel, Inc.	4,100	76
* Williams Scotsman International, Inc.	1,700	43

Total		6,254

Energy (0.7%)
BJ Services Co.	8,000	277
CARBO Ceramics, Inc.	2,500	142
ENSCO International, Inc.	5,900	304
* Grant Prideco, Inc.	3,800	163
* Grey Wolf, Inc.	10,600	79
* National-Oilwell Varco, Inc.	6,700	430
* Newfield Exploration Co.	4,800	201
Range Resources Corp.	8,400	229
Western Refining, Inc.	2,400	52

Total		1,877

Financials (0.8%)
Assured Guaranty, Ltd.	2,900	73
BankAtlantic Bancorp, Inc. - Class A	8,400	121
The Colonial BancGroup, Inc.	7,800	195
Greater Bay Bancorp	4,600	128
Greenhill & Co., Inc.	1,300	86
* Heartland Payment Systems, Inc.	2,700	67
Investors Financial Services Corp.	8,600	403
Nuveen Investments - Class A	3,200	154
optionsXpress Holdings, Inc.	4,461	130
* Portfolio Recovery Associates, Inc.	1,300	61
* SVB Financial Group	4,300	228
* Trammell Crow Co.	10,100	360

Total		2,006

Health Care (2.7%)
* Adams Respiratory Therapeutics, Inc.	2,366	94
* Caremark Rx, Inc.	14,836	730
* Centene Corp.	2,200	64
* Cytyc Corp.	14,100	397
* DaVita, Inc.	32,550	1,960
* Foxhollow Technologies, Inc.	1,800	55
Health Management Associates, Inc. - Class A	17,000	367
* Horizon Health Corp.	6,600	131
* Kinetic Concepts, Inc.	8,000	329
* Kyphon, Inc.	8,900	331
LCA-Vision, Inc.	1,800	90
* Lincare Holdings, Inc.	19,000	740
* Nighthawk Radiology Holdings, Inc.	300	7
* Patterson Companies, Inc.	6,100	215
* Providence Service Corp.	3,000	98
* PSS World Medical, Inc.	4,200	81
* Psychiatric Solutions, Inc.	13,200	437
* Radiation Therapy Services, Inc.	8,900	227
* Symbion, Inc.	5,100	116
* Syneron Medical, Ltd., ADR	3,900	114
* Varian Medical Systems, Inc.	7,400	416

Total		6,999

Industrials (1.8%)
* ACCO Brands Corp.	1,600	36
* The Advisory Board Co.	2,800	156
* Beacon Roofing Supply, Inc.	5,100	207
Brady Corp. - Class A	3,500	131
Bucyrus International, Inc. - Class A	1,200	58
C.H. Robinson Worldwide, Inc.	19,900	977
The Corporate Executive Board Co.	3,400	343
Expeditors International of Washington, Inc.	3,300	285
Forward Air Corp.	6,200	231
* Huron Consulting Group, Inc.	2,800	85
* IntercontinentalExchange, Inc.	815	56
J.B. Hunt Transport Services, Inc.	10,200	220
Knight Transportation, Inc.	26,137	516
* Marlin Business Services, Inc.	5,500	122
* Marten Transport, Ltd.	3,539	64
MSC Industrial Direct Co., Inc. - Class A	7,500	405
* Nutri/System, Inc.	2,070	98
Ritchie Bros. Auctioneers, Inc.	200	10
Robert Half International, Inc.	12,000	463
* Stericycle, Inc.	1,900	128

Total		4,591

Information Technology (2.0%)
* Activision, Inc.	7,621	105
* Alliance Data Systems Corp.	5,300	248
* Altera Corp.	14,400	297
Amphenol Corp. - Class A	5,500	287
* ATI Technologies, Inc.	15,900	273
* Blackboard, Inc.	2,700	77
* Cogent, Inc.	15,800	290
* Cognos, Inc.	2,500	97
* Cree, Inc.	7,700	253
* Eagle Test Systems, Inc.	2,200	34
* Essex Corp.	5,300	117
* Euronet Worldwide, Inc.	1,100	42
* FLIR Systems, Inc.	7,500	213
* Genesis Microchip, Inc.	3,700	63
Harris Corp.	6,500	307
* Kanbay International, Inc.	2,434	37
* Kenexa Corp.	1,600	49
KLA-Tencor Corp.	6,700	324
Microchip Technology, Inc.	10,700	388
* MKS Instruments, Inc.	3,600	84
* NAVTEQ	3,100	157
Paychex, Inc.	7,200	300
* RADWARE, Ltd.	4,700	83
* Semtech Corp.	8,900	159
* Sonic Solutions	4,100	74
* Tessera Technologies, Inc.	3,700	119
* THQ, Inc.	3,450	89
* Unica Corp.	4,100	48
* VeriFone Holdings, Inc.	5,300	161
* Verint Systems, Inc.	5,300	187
* Westell Technologies, Inc. - Class A	6,870	28
* Zebra Technologies Corp. - Class A	4,100	183

Total		5,173

Telecommunication Services (0.1%)
* NeuStar, Inc. - Class A	8,800	273
* UbiquiTel, Inc.	6,400	65

Total		338

Utilities (0.0%)
ITC Holdings Corp.	200	5

Total		5

Total SMALL CAP COMMON STOCKS		27,243

Warrants (0.0%)
Gaming/Leisure/Lodging (0.0%)
Shreveport Gaming Holdings, Inc.	298	4

Total		4

Information Technology (0.0%)
Belluna Co. Ltd. - Warrants	307	2

Total		2

Telecommunications (0.0%)
American Tower Corp. - Warrants		100	4

Total			4

Total Warrants			10

Total Domestic Common Stocks and Warrants (Cost: $86,973)			105,463

Foreign Common Stocks (17.1%)
Basic Materials (1.1%)
* Ahlstrom OYJ	Finland	1,320	39
CRH PLC	Ireland	9,765	341
* Cumerio-Strip	Belgium	75	0
* Grafton Group PLC - Units	Ireland	13,510	177
K+S AG	Germany	4,580	369
Newcrest Mining, Ltd.	Australia	13,165	219
Nissan Chemical Industries, Ltd.	Japan	26,000	441
Sumitomo Chemical Co., Ltd.	Japan	46,000	373
Sumitomo Titanium Corp.	Japan	1,200	204
* Syngenta AG	Switzerland	2,710	380
* Umicore-Strip VVPR	Belgium	75	0
Zinifex, Ltd.	Australia	47,125	321

Total			2,864

Conglomerates (0.3%)
Grupo Ferrovial SA	Spain	3,655	295
iShares MSCI EAFE Index Fund	United States	3,115	203
Nomura TOPIX Exchange Traded Fund	Japan	13,100	194

Total			692

Consumer Cyclical (2.2%)
Aisin Seiki Co., Ltd.	Japan	10,300	401
* Block Watne Gruppen ASA	Norway	4,540	25
Dentsu, Inc.	Japan	94	340
Esprit Holdings, Ltd.	Hong Kong	50,000	389
* Gant Co. AB	Sweden	645	16
Intercontinental Hotels Group PLC	United Kingdom	24,445	400
Leoni AG	Germany	5,704	203
* Lindex AB	Sweden	25,175	371
* Lotte Shopping Co., Ltd. - GDR	Korea	14,710	297
* NorGani Hotels ASA	Norway	25,535	245
Point, Inc.	Japan	2,860	205
Publicis Groupe	France	10,070	393
Ryohin Keikaku Co., Ltd.	Japan	4,000	335
Shimamura Co., Ltd.	Japan	2,400	278
Sportingbet PLC	United Kingdom	51,730	336
Techtronic Industries Co.	Hong Kong	102,500	184
* Urbi Desarrollos Urbanos SA	Mexico	35,505	263
Vtech Holdings, Ltd.	Hong Kong	15,000	68
Walmart De Mexico - Series V	Mexico	133,770	354
Wolseley PLC	United Kingdom	13,145	322
Wolters Kluwer NV	Netherlands	13,410	334

Total			5,759

Consumer Non-Cyclical (1.1%)
Adidas-Salomon AG	Germany	1,885	372
Coca Cola Hellenic Bottling Co. SA	Greece	9,835	305

Natura Cosmeticos SA	Brazil	44,600	530
Puma AG Rudolf Dassler Sport	Germany	660	249
Reckitt Benckiser PLC	United Kingdom	9,755	343
SABMiller PLC	United Kingdom	15,650	308
Tesco PLC	United Kingdom	58,440	335
Woolworths, Ltd.	Australia	26,590	357

Total			2,799

Energy (1.2%)
* Aker Drilling ASA	Norway	38,095	241
BG Group PLC	United Kingdom	38,685	482
Burren Energy PLC	United Kingdom	16,145	267
Canadian Natural Resources, Ltd.	Canada	5,250	289
* Geo ASA	Norway	18,125	115
Technip SA	France	6,652	450
Tenaris SA, ADR	Italy	1,865	337
* TGS Nopec Geophysical Co. ASA	Norway	6,810	417
* Western Oil Sands, Inc.	Canada	13,810	385

Total			2,983

Financials (3.9%)
Admiral Group PLC	United Kingdom	34,995	381
Allianz AG	Germany	2,710	452
Anglo Irish Bank Corp. PLC	Ireland	52,386	863
Ardepro Co., Ltd.	Japan	177	332
Azimut Holding SPA	Italy	19,060	238
* Banco Espanol de Credito SA	Spain	22,060	368
BNP Paribas	France	4,565	423
* BNP Paribas - New	France	456	41
Chiba Bank, Ltd.	Japan	41,000	364
Credit Saison Co., Ltd.	Japan	7,500	414
Credit Suisse Group	Switzerland	7,275	407
Cyrela Brazil SA	Brazil	16,100	283
DNB NOR ASA	Norway	31,450	423
Erste Bank der Oesterreichischen Sparkassen AG	Austria	7,445	438
* Erste Bank der Oesterreichischen Sparkassen AG - New	Austria	1,608	93
Fondiaria-Sai SPA	Italy	10,765	430
Hopewell Holdings	Hong Kong	113,000	328
Hypo Real Estate Holding AG	Germany	6,845	469
Hysan Development Co., Ltd.	Hong Kong	125,000	356
Ikb Deutsche Industriebank AG	Germany	2,290	84
ING Groep NV	Netherlands	10,580	417
Kenedix, Inc.	Japan	64	338
Kookmin Bank	Korea	5,940	513
Manulife Financial Corp.	Canada	5,725	359
National Bank of Greece SA	Greece	9,150	430
* NETeller PLC	United Kingdom	17,785	226
OTP Bank Rt.	Hungary	7,610	264
* Swiss Life Holding	Switzerland	760	159
Toronto-Dominion Bank	Canada	6,500	361

Total			10,254

Health Care (1.2%)
CSL, Ltd.	Australia	7,280	284
* Egis Rt.	Hungary	745	113
Elekta AB	Sweden	19,845	327
* Neurochem, Inc.	Canada	10,670	150
Nobel Biocare Holding AG	Switzerland	1,240	275
Novartis AG	Switzerland	4,230	235
Roche Holding AG	Switzerland	2,400	356
Schwarz Pharma AG	Germany	5,675	456
Shire PLC, ADR	United Kingdom	6,275	292

Synthes, Inc.	Switzerland	1,965	215
Takeda Pharmaceutical Co., Ltd.	Japan	5,600	318
Tecan Group AG	Switzerland	2,875	153

Total			3,174

Industrial Goods and Services (2.8%)
* Alstom RGPT	France	3,355	281
Assa Abloy AB	Sweden	20,130	373
Atlas Copco AB	Sweden	16,120	453
BAE Systems PLC	United Kingdom	48,900	357
CAE, Inc.	Canada	42,415	336
Capita Group PLC	United Kingdom	19,915	159
Chiyoda Corp.	Japan	28,000	651
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	Korea	10,300	273
* Deutz AG	Germany	23,165	194
Finmeccanica SPA	Italy	15,430	350
Kajima Corp.	Japan	62,000	386
Keyence Corp.	Japan	1,100	285
Kitz Corp.	Japan	19,000	182
Koninklijke BAM Groep NV	Netherlands	4,600	466
Kubota Corp.	Japan	53,000	570
Metso OYJ	Finland	11,010	424
Neopost SA	France	3,880	421
OSG Corp.	Japan	18,000	382
SGS SA	Switzerland	415	384
Vinci SA	France	3,960	390
* Vinci SA - Rights	France	3,960	8

Total			7,325

Technology (2.4%)
Advantest Corp.	Japan	3,100	369
Arrk Corp.	Japan	6,800	248
Axell Corp.	Japan	61	242
* Cap Gemini SA	France	7,940	432
Ericsson LM - B Shares	Sweden	89,525	340
* Gresham Computing PLC	United Kingdom	38,450	61
High Tech Computer Corp.	Taiwan	17,000	465
Hoya Corp.	Japan	10,300	415
Humax Co., Ltd.	Korea	13,750	351
* Hynix Semiconductor, Inc.	Korea	11,450	341
Infosys Technologies, Ltd.	India	5,806	388
* Kontron AG	Germany	27,436	301
* Option NV	Belgium	2,140	215
Solomon Systech International, Ltd.	Hong Kong	859,000	418
Sumco Corp.	Japan	7,400	396
* Tandberg Television ASA	Norway	25,470	534
Telechips, Inc.	Korea	8,959	247
* United Test & Assembly Center, Ltd.	Singapore	719,000	411

Total			6,174

Telecommunications (0.1%)
Vodafone Group PLC	United Kingdom	136,900	286

Total			286

Transportation (0.4%)
Canadian National Railway Co.	Canada	8,270	375
Kuehne & Nagel International AG	Switzerland	1,090	352
* Ryanair Holdings PLC, ADR	Ireland	4,615	252

Total			979

Utilities (0.4%)
Companhia de Concessoes Rodoviarias	Brazil	29,880	282
Iberdrola SA	Spain	7,310	236
* Obrascon Huarte Lain Brasil SA	Brazil	14,400	182
RWE AG	Germany	4,645	404

Total			1,104

Total Foreign Common Stocks (Cost: $31,123)			44,393

Investment Grade Segment (7.0%)
Aerospace/Defense (0.5%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A		145,000	140
Boeing Capital Corp., 4.75%, 8/25/08		255,000	252
General Dynamics Corp., 3.00%, 5/15/08		305,000	291
General Dynamics Corp., 4.25%, 5/15/13		50,000	47
L-3 Communications Corp., 6.375%, 10/15/15		75,000	74
Lockheed Martin Corp., 8.50%, 12/1/29		130,000	169
Raytheon Co., 5.50%, 11/15/12		305,000	303

Total			1,276

Banking (0.8%)
Bank of America Corp., 7.40%, 1/15/11		200,000	216
Bank of New York, 4.95%, 1/14/11		75,000	74
Bank One Corp., 5.25%, 1/30/13		235,000	230
BB&T Corp., 4.90%, 6/30/17		55,000	52
Citigroup, Inc., 4.625%, 8/3/10		160,000	155
Compass Bank, 5.50%, 4/1/20		55,000	53
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A		40,000	39
National Australia Bank, Ltd., 4.80%, 4/6/10 144A		199,000	194
PNC Bank NA, 5.25%, 1/15/17		45,000	43
Residential Capital, 6.00%, 2/22/11		95,000	94
State Street Bank and Trust Co., 5.30%, 1/15/16		250,000	244
U.S. Bancorp, 6.19%, 4/15/11		70,000	69
UnionBanCal Corp., 5.25%, 12/16/13		50,000	49
Wachovia Corp., 5.35%, 3/15/11		175,000	174
Washington Mutual, Inc., 5.00%, 3/22/12		130,000	125
Zions Bancorporation, 5.50%, 11/16/15		125,000	122

Total			1,933

Beverage/Bottling (0.2%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12		23,000	25
Bottling Group LLC, 5.50%, 4/1/16		65,000	64
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06		75,000	75
Diageo Capital PLC, 4.375%, 5/3/10		230,000	221
PepsiAmericas, Inc., 4.875%, 1/15/15		150,000	143

Total			528

Cable/Media/Broadcasting/Satellite (0.6%)
Comcast Corp., 6.45%, 3/15/37		65,000	63
TCI Communications, Inc., 8.75%, 8/1/15		60,000	70
Time Warner Entertainment Co. LP, 7.25%, 9/1/08		255,000	264
Time Warner Entertainment Co. LP, 8.375%, 7/15/33		20,000	23
Viacom, Inc., 5.625%, 5/1/07		1,000,000	999

Total			1,419

Conglomerate/Diversified Manufacturing (0.1%)
Honeywell International, Inc., 5.40%, 3/15/16	30,000	30
Textron Financial Corp., 2.75%, 6/1/06	350,000	348

Total		378

Consumer Products (0.2%)
The Clorox Co., 4.20%, 1/15/10	150,000	143
Fortune Brands, Inc., 5.375%, 1/15/16	140,000	134
Fortune Brands, Inc., 5.875%, 1/15/36	25,000	23
The Gillette Co., 2.50%, 6/1/08	350,000	332

Total		632

Electric Utilities (1.1%)
Commonwealth Edison Co., 5.90%, 3/15/36	30,000	29
Consumer Energy Co., 4.80%, 2/17/09	310,000	304
Dominion Resources, Inc., 5.95%, 6/15/35	110,000	101
DTE Energy Co., 7.05%, 6/1/11	380,000	401
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	95,000	91
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	52
FPL Group Capital, Inc., 5.551%, 2/16/08	235,000	235
Indiana Michigan Power, 5.05%, 11/15/14	160,000	151
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	67,892	66
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	97
Nevada Power Co., 5.875%, 1/15/15	95,000	93
Oncor Electric Delivery Co., 7.00%, 9/1/22	150,000	160
PacifiCorp, 5.45%, 9/15/13	240,000	239
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	115
PPL Electric Utilities Corp., 5.875%, 8/15/07	40,000	40
PPL Electric Utilities Corp., 6.25%, 8/15/09	10,000	10
Progress Energy, Inc., 4.50%, 6/1/10	178,000	172
Progress Energy, Inc., 6.85%, 4/15/12	80,000	84
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	97
Puget Energy, Inc., 3.363%, 6/1/08	115,000	110

Total		2,647

Food Processors (0.2%)
Bunge Ltd. Finance Corp., 5.10%, 7/15/15	40,000	37
Kellogg Co., 6.60%, 4/1/11	295,000	309
Kraft Foods, Inc., 6.25%, 6/1/12	245,000	252

Total		598

Gaming/Lodging/Leisure (0.0%)
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	100,000	96
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	30,000	28

Total		124

Gas Pipelines (0.1%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	122
Kinder Morgan Energy Partners, LP, 7.30%, 8/15/33	100,000	109
Kinder Morgan, Inc., 6.40%, 1/5/36	75,000	73

Total		304

Independent Finance (0.2%)
HSBC Finance Corp., 4.125%, 11/16/09	195,000	188
International Lease Finance Corp., 4.75%, 1/13/12	100,000	95
iStar Financial, Inc., 5.15%, 3/1/12	190,000	182

Total		465

Information/Data Technology (0.1%)
Cisco Systems, Inc., 5.50%, 2/22/16	195,000	192

Total		192

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	70,000	69

Total		69

Oil and Gas (0.4%)
Conoco Funding Co., 6.35%, 10/15/11	340,000	354
Nexen, Inc., 5.875%, 3/10/35	15,000	14
Occidental Petroleum, 4.00%, 11/30/07	120,000	118
Occidental Petroleum, 10.125%, 9/15/09	120,000	138
Pemex Project Funding Master Trust, 6.625%, 6/15/35 144A	200,000	193
Petro-Canada, 5.95%, 5/15/35	85,000	81
Talisman Energy, Inc., 5.85%, 2/1/37	90,000	85

Total		983

Other Finance (0.1%)
SLM Corp., 4.50%, 7/26/10	255,000	243

Total		243

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	50,000	48

Total		48

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	260,000	242

Total		242

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	600,000	655
Berkshire Hathaway Finance, 3.40%, 7/2/07	250,000	244

Total		899

Railroads (0.3%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	240,000	245
Union Pacific Corp., 3.875%, 2/15/09	240,000	231
Union Pacific Corp., 7.375%, 9/15/09	240,000	254

Total		730

Real Estate Investment Trusts (0.3%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	50,000	49
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	78
ERP Operating LP, 5.25%, 9/15/14	120,000	116
ERP Operating LP, 5.375%, 8/1/16	95,000	92
First Industrial LP, 5.25%, 6/15/09	50,000	49
HRPT Properties Trust, 5.75%, 11/1/15	65,000	63
Prologis, 5.50%, 3/1/13	85,000	84
ProLogis, 5.75%, 4/1/16	85,000	84
Simon Property Group LP, 5.375%, 6/1/11 144A	245,000	242

Total		857

Retail Food and Drug (0.0%)
CVS Corp., 4.875%, 9/15/14	30,000	28

Total		28

Retail Stores (0.5%)
Federated Department Stores, 6.30%, 4/1/09	320,000	327
The Home Depot, Inc., 5.40%, 3/1/16	140,000	138
J.C. Penney Co., Inc., 6.875%, 10/15/15	30,000	31
Target Corp., 5.40%, 10/1/08	715,000	719

Total		1,215

Security Brokers and Dealers (0.3%)
Credit Suisse USA, Inc., 5.25%, 3/2/11	205,000	203
Goldman Sachs Group, Inc., 5.15%, 1/15/14	190,000	183
Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	115,000	113
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	80,000	76
Morgan Stanley, 5.375%, 10/15/15	135,000	131

Total		706

Telecommunications (0.6%)
ALLTELL Corp., 4.656%, 5/17/07	100,000	99
(e) AT&T Corp., 9.75%, 11/15/31	45,000	54
BellSouth Corp., 6.55%, 6/15/34	75,000	75
Cingular Wireless LLC, 7.125%, 12/15/31	130,000	141
Deutsche Telekom International Finance, 5.75%, 3/23/16	120,000	117
France Telecom SA, 8.50%, 3/1/31	55,000	69
Sprint Capital Corp., 8.375%, 3/15/12	185,000	209
Sprint Capital Corp., 8.75%, 3/15/32	55,000	69
Telecom Italia Capital, 4.00%, 1/15/10	255,000	239
Verizon Global Funding Corp., 4.375%, 6/1/13	100,000	92
Verizon Global Funding Corp., 5.85%, 9/15/35	75,000	67
Vodafone Group PLC, 5.50%, 6/15/11	160,000	159
Vodafone Group PLC, 5.75%, 3/15/16	30,000	29

Total		1,419

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.50%, 1/15/16	60,000	59
Johnson Controls, Inc., 6.00%, 1/15/36	30,000	28

Total		87

Yankee Sovereign (0.0%)
United Mexican States, 5.625%, 1/15/17	110,000	107

Total		107

Total Investment Grade Segment (Cost: $18,693)		18,129

Governments (5.9%)
Governments (5.9%)
(e) BECCS, 14.00%, 11/15/11	500,000	485
Federal Home Loan Bank, 6.00%, 5/13/13	200,000	193
Housing & Urban Development, 6.08%, 8/1/13	100,000	103
(f) Japan Government, 0.10%, 1/20/07	40,000,000	339
Overseas Private Investment, 4.10%, 11/15/14	112,560	107
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	742
US Treasury, 4.25%, 1/15/11	700,000	683
US Treasury, 4.375%, 12/15/10	3,683,000	3,613
US Treasury, 4.50%, 2/15/09	200,000	198
US Treasury, 4.50%, 2/28/11	475,000	468
US Treasury, 4.50%, 2/15/16	3,234,000	3,145
US Treasury, 4.50%, 2/15/36	1,111,000	1,042
US Treasury, 4.625%, 2/29/08	380,000	378
US Treasury, 5.375%, 2/15/31	1,331,000	1,401
US Treasury, 6.25%, 8/15/23	1,697,000	1,925
US Treasury, 7.125%, 2/15/23	295,000	363

Total Governments (Cost: $15,603)		15,185

Structured Products (9.9%)
Structured Products (9.9%)
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	140,000	137
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	163,360	152
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	253,529	242
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	546,124	521
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	407,986	398
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	55,100	54
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	206,713	202
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	212,310	207
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	386,513	367
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,159,785	1,104
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	2,075,619	1,974
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	74,453	74
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	218,588	217
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	42,957	43
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	287,360	286
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	162,450	159
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	685,566	670
Federal Home Loan Mortgage Corp., 5.50%, 11/1/35	112,726	110
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	65,294	67
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	172,284	176
Federal National Mortgage Association, 4.50%, 6/1/19	502,800	481
Federal National Mortgage Association, 4.50%, 12/1/19	59,092	57
Federal National Mortgage Association, 5.00%, 3/1/20	239,392	233
Federal National Mortgage Association, 5.00%, 4/1/20	94,801	92
Federal National Mortgage Association, 5.00%, 5/1/20	175,390	171
Federal National Mortgage Association, 5.00%, 7/1/20	296,270	289
Federal National Mortgage Association, 5.00%, 11/1/34	1,145,402	1,092
Federal National Mortgage Association, 5.00%, 4/1/35	189,418	180
Federal National Mortgage Association, 5.00%, 7/1/35	509,161	485
Federal National Mortgage Association, 5.00%, 10/1/35	94,209	90
Federal National Mortgage Association, 5.17%, 1/1/16	218,653	214
Federal National Mortgage Association, 5.32%, 4/1/14	141,681	140
Federal National Mortgage Association, 5.50%, 9/1/34	350,612	343
Federal National Mortgage Association, 5.50%, 10/1/34	669,587	655
Federal National Mortgage Association, 5.50%, 3/1/35	233,556	228
Federal National Mortgage Association, 5.50%, 7/1/35	87,817	86

Federal National Mortgage Association, 5.50%, 8/1/35	150,493	147
Federal National Mortgage Association, 5.50%, 9/1/35	1,482,148	1,446
Federal National Mortgage Association, 5.50%, 10/1/35	1,534,520	1,498
Federal National Mortgage Association, 5.50%, 11/1/35	1,103,287	1,078
Federal National Mortgage Association, 6.00%, 10/1/34	679,486	680
Federal National Mortgage Association, 6.00%, 11/1/34	547,598	548
Federal National Mortgage Association, 6.00%, 5/1/35	197,914	198
Federal National Mortgage Association, 6.00%, 6/1/35	351,688	351
Federal National Mortgage Association, 6.00%, 7/1/35	775,594	776
Federal National Mortgage Association, 6.00%, 8/1/35	80,530	81
Federal National Mortgage Association, 6.00%, 10/1/35	232,237	232
Federal National Mortgage Association, 6.00%, 11/1/35	428,834	429
Federal National Mortgage Association, 6.50%, 11/1/35	208,953	213
Federal National Mortgage Association, 6.50%, 12/1/35	508,502	519
Federal National Mortgage Association, 6.50%, 4/1/36	128,000	131
Federal National Mortgage Association - Aces, Series 2006-M1,	555,000	551
Class C, 5.355%, 2/25/16
Final Maturity Amortizing Notes, 4.45%, 8/25/12	557,469	534
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	458,000	452
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.01%, 9/15/10	1,370,000	1,366
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	471,647	451
WFS Financial Owner Trust, Series 2005-3, Class A3A, 4.25%,	708,000	698
6/17/10
World Omni Auto Receivables Trust, Series 2005-B, Class A3,	240,000	238
4.40%, 5/20/09
World Omni Auto Receivables Trust, Series 2006-A, Class A3,	997,000	993
5.01%, 10/15/10

Total Structured Products (Cost: $26,083)		25,606

Below Investment Grade Segment (6.7%)
Aerospace/Defense (0.1%)
Alliant Techsystems, Inc., 6.75%, 4/1/16	35,000	35
DRS Technologies, Inc., 6.625%, 2/1/16	43,000	43
DRS Technologies, Inc., 7.625%, 2/1/18	22,000	23
L-3 Communications Corp., 6.125%, 7/15/13	55,000	54
L-3 Communications Corp., 6.375%, 10/15/15	80,000	78
L-3 Communications Corp., 7.625%, 6/15/12	55,000	57

Total		290

Autos/Vehicle Parts (0.3%)
Arvinmeritor, Inc., 8.75%, 3/1/12	91,000	90
Ford Motor Co., 7.45%, 7/16/31	60,000	45
Ford Motor Credit Co., 8.625%, 11/1/10	85,000	81
General Motors Acceptance Corp., 6.875%, 9/15/11	220,000	205
General Motors Acceptance Corp., 7.75%, 1/19/10	110,000	107
General Motors Corp., 8.375%, 7/15/33	125,000	92
TRW Automotive, Inc., 9.375%, 2/15/13	30,000	32
Visteon Corp., 8.25%, 8/1/10	40,000	33

Total		685

Basic Materials (0.6%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	119,000	115
Appleton Papers, Inc., 9.75%, 6/15/14	40,000	40
Arch Western Finance LLC, 6.75%, 7/1/13	85,000	84
BCP Caylux Holding, 9.625%, 6/15/14	43,000	48
Bowater Canada Finance, 7.95%, 11/15/11	60,000	60
Cascades, Inc., 7.25%, 2/15/13	35,000	33
Crown Americas Inc., 7.625%, 11/15/13 144A	71,000	73
Crown Americas Inc., 7.75%, 11/15/15 144A	60,000	62
Equistar Chemicals LP, 8.75%, 2/15/09	70,000	72
Equistar Chemicals LP, 10.625%, 5/1/11	115,000	124

Georgia-Pacific Corp., 7.70%, 6/15/15	30,000	30
Georgia-Pacific Corp., 8.125%, 5/15/11	55,000	57
Graham Packaging Co., 9.875%, 10/15/14	79,000	80
Graphic Packaging International Corp., 9.50%, 8/15/13	30,000	28
Hexion US Finance Corp., 9.00%, 7/15/14	38,000	39
Huntsman LLC, 11.50%, 7/15/12	50,000	58
Ineos Group Holdings PLC, 8.50%, 2/15/16 144A	135,000	128
Invista, 9.25%, 5/1/12 144A	55,000	59
Jefferson Smurfit, Corp., 7.50%, 6/1/13	45,000	42
(f) JSG Holding PLC, 11.50%, 10/1/15 144A	34,498	43
Massey Energy Co., 6.875%, 12/15/13 144A	125,000	123
Norampac, Inc., 6.75%, 6/1/13	45,000	43
Novelis, Inc., 7.75%, 2/15/15 144A	47,000	45
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	66,000	65
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	115,000	120
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	73,000	80
Smurfit-Stone Container, 8.375%, 7/1/12	130,000	128

Total		1,879

Builders/Building Materials (0.2%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	39,000	37
Beazer Homes USA, Inc., 6.875%, 7/15/15	16,000	15
DR Horton, Inc., 5.625%, 9/15/14	75,000	70
K. Hovnanian Enterprises, Inc., 7.50%, 5/15/16	25,000	25
K. Hovnanian Enterprises, 7.75%, 5/15/13	105,000	104
KB Home, 5.75%, 2/1/14	46,000	42
KB Home, 7.25%, 6/15/18	32,000	31
KB Homes, 7.75%, 2/1/10	60,000	62
Mohawk Industries, Inc., 6.125%, 1/15/16	60,000	59
Standard Pacific Corp., 6.50%, 8/15/10	95,000	91
Technical Olympic USA, Inc., 9.00%, 7/1/10	50,000	51
William Lyon Homes, 7.625%, 12/15/12	9,000	8

Total		595

Capital Goods (0.2%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	25,000	28
Case New Holland, Inc., 9.25%, 8/1/11	112,000	120
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	48
(e) Stanadyne Corp., 12.00%, 2/15/15	65,000	34
Terex Corp., 7.375%, 1/15/14	45,000	46
Trimas Corp., 9.875%, 6/15/12	50,000	46
United Rentals North America, Inc., 6.50%, 2/15/12	165,000	161

Total		483

Consumer Products/Retailing (0.5%)
Bon-Ton Stores, Inc., 10.25%, 3/15/14 144A	92,000	89
Delhaize America, Inc., 8.125%, 4/15/11	125,000	135
General Nutrition Centers, Inc., 8.50%, 12/1/10	20,000	19
General Nutrition Centers, Inc., 8.625%, 1/15/11	24,000	24
GSC Holdings Corp., 8.00%, 10/1/12 144A	80,000	79
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	121,000	111
Jostens IH Corp., 7.625%, 10/1/12	52,000	51
Levi Strauss & Co., 9.28%, 4/1/12	60,000	62
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	122
Phillips Van Heusen Corp., 7.25%, 2/15/11	37,000	38
Phillips Van Heusen Corp., 8.125%, 5/1/13	50,000	53
Rayovac Corp., 8.50%, 10/1/13	90,000	83
Rent-A-Center, 7.50%, 5/1/10	41,000	41
Rite Aid Corp., 8.125%, 5/1/10	100,000	102
Samsonite Corp., 8.875%, 6/1/11	73,000	77
(e) Simmons Co., 10.00%, 12/15/14	90,000	58
Warnaco, Inc., 8.875%, 6/15/13	50,000	53

Total		1,197

Energy (0.7%)
AmeriGas Partners LP, 7.25%, 5/20/15	100,000	100
Chesapeake Energy Corp., 6.375%, 6/15/15	103,000	101
Chesapeake Energy Corp., 6.625%, 1/15/06	154,000	154
Chesapeake Energy Corp., 6.50%, 8/15/17 144A	55,000	54
Colorado Interstate Gas Co., 6.80%, 11/15/15 144A	125,000	127
Denbury Resources, Inc., 7.50%, 12/15/15	30,000	31
El Paso Production Holding, 7.75%, 6/1/13	125,000	130
Hanover Compressor Co., 7.50%, 4/15/13	11,000	11
Hanover Compressor Co., 9.00%, 6/1/14	50,000	54
Kerr-McGee Corp., 6.95%, 7/1/24	75,000	76
Newfield Exploration Co., 6.625%, 4/15/16	110,000	110
Pioneer Natural Resource Co., 5.875%, 7/15/16	90,000	85
Pogo Producing Co., 6.875%, 10/1/17	61,000	60
Range Resources Corp., 6.375%, 3/15/15	72,000	71
Sonat, Inc., 7.625%, 7/15/11	75,000	77
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	98,526	99
Tesoro Corp., 6.625%, 11/1/15 144A	90,000	89
Whiting Petroleum Corp., 7.25%, 5/1/13	83,000	83
Williams Companies, Inc., 6.375%, 10/1/10 144A	270,000	268

Total		1,780

Financials (0.1%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	30,000	31
E*Trade Financial Corp., 7.875%, 12/1/15	90,000	95
Fairfax Financial Holdings, 7.75%, 4/26/12	81,000	71
LaBranche & Co., Inc., 9.50%, 5/15/09	25,000	27
LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	42
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	60,000	61

Total		327

Foods (0.1%)
B&G Foods, Inc., 8.00%, 10/1/11	58,000	60
Dole Foods Co., 8.625%, 5/1/09	30,000	30
Gold Kist, Inc., 10.25%, 3/15/14	39,000	42
Land O Lakes, Inc., 9.00%, 12/15/10	42,000	45
RJ Reynolds Tobacco Holdings, Inc., 6.50%, 7/15/10	108,000	108
Smithfield Foods, Inc., 7.75%, 5/15/13	50,000	52

Total		337

Gaming/Leisure/Lodging (0.7%)
AMC Entertainment, Inc., 9.50%, 2/1/11	30,000	29
AMC Entertainment, Inc., 11.00%, 2/1/16 144A	54,000	56
American Casino & Entertainment, 7.85%, 2/1/12	60,000	62
Boyd Gaming Corp., 7.75%, 12/15/12	100,000	105
Corrections Corp. of America, 6.25%, 3/15/13	111,000	109
Corrections Corp. of America, 6.75%, 1/31/14	16,000	16
(c) Eldorado Casino Shreveport/Shreveport Capital Corp., 10.00%, 8/1/12	30,476	24
Hertz Corp., 8.875%, 1/1/14 144A	125,000	130
Host Marriott LP, 6.75%, 6/1/16 144A	140,000	140
Host Marriot LP, 7.125%, 11/1/13	175,000	177
Intrawest Corp., 7.50%, 10/15/13	45,000	46
MGM Mirage, Inc., 6.375%, 12/15/11	75,000	74
MGM Mirage, Inc., 6.625%, 7/15/15	61,000	60
MGM Mirage, Inc., 6.75%, 9/1/12	50,000	50
MGM Mirage, Inc., 8.375%, 2/1/11	75,000	79
MGM Mirage, Inc., 8.50%, 9/15/10	65,000	70

Mohegan Tribal Gaming, 6.125%, 2/15/13	30,000	30
Penn National Gaming, Inc., 6.75%, 3/1/15	41,000	41
Starwood Hotels & Resorts, 7.875%, 5/1/12	85,000	92
Station Casinos, Inc., 6.00%, 4/1/12	30,000	30
Station Casinos, Inc., 6.625%, 3/15/18 144A	45,000	44
Station Casinos, Inc., 6.875%, 3/1/16	85,000	85
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	60,000	58
Universal City Development Corp., 11.75%, 4/1/10	44,000	49
Universal City Florida, 8.375%, 5/1/10	33,000	33
Wynn Las Vegas LLC, 6.625%, 12/1/14	155,000	150

Total		1,839

Health Care/Pharmaceuticals (0.5%)
Fresenius Medical Capital Trust II, 7.875%, 2/1/08	30,000	31
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	30,000	32
HCA, Inc., 6.50%, 2/15/16	200,000	194
HCA, Inc., 6.95%, 5/1/12	191,000	192
Iasis Healthcare Corp., 8.75%, 6/15/14	129,000	129
OMEGA Healthcare Investors, Inc., 7.00%, 4/1/14	50,000	51
OMEGA Healthcare Investors, Inc., 7.00%, 1/15/16 144A	90,000	90
Omnicare Inc., 6.75%, 12/15/13	60,000	60
Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	50
Service Corp. International, 6.75%, 4/1/16	60,000	59
Tenet Healthcare Corp., 6.375%, 12/1/11	85,000	77
Tenet Healthcare Corp., 9.875%, 7/1/14	48,000	49
Triad Hospitals, Inc., 7.00%, 5/15/12	85,000	85
US Oncology, Inc., 9.00%, 8/15/12	60,000	62
Vanguard Health Holding II, 9.00%, 10/1/14	85,000	87
Ventas Realty LP, 6.75%, 6/1/10	40,000	40
Ventas Realty LP/Capital Corp., 6.50%, 6/1/16 144A	60,000	60
Ventas Realty LP, 9.00%, 5/1/12	50,000	56

Total		1,404

Media (0.7%)
Charter Communications II Holdings LLC, 10.25%, 9/15/10	30,000	29
Charter Communications II Holdings LLC, 10.25%, 9/15/10 144A	60,000	59
Charter Communications II Holdings LLC, 11.00%, 10/1/15	90,000	75
Charter Communications Operating LLC, 8.375%, 4/30/14 144A	25,000	25
CSC Holdings, Inc., 7.25%, 4/15/12 144A	65,000	64
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	151
CSC Holdings, Inc., 7.875%, 2/15/18	60,000	60
CSC Holdings, Inc., 8.125%, 7/15/09	60,000	62
CSC Holdings, Inc., 8.125%, 8/15/09	30,000	31
The DIRECTV Group, Inc., 6.375%, 6/15/15	100,000	99
Echostar DBS Corp., 6.375%, 10/1/11	160,000	155
EchoStar DBS Corp., 7.125%, 2/1/16 144A	105,000	103
Intelsat Bermuda, Ltd., 8.50%, 1/15/13	60,000	61
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	60,000	64
Lamar Media Corp., 6.625%, 8/15/15	95,000	95
LIN Television Corp., 6.50%, 5/15/13	90,000	85
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	55,000	53
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	30,000	28
Primedia, Inc., 8.00%, 5/15/13	60,000	55
Quebecor World Capital Corp., 8.75%, 3/15/16 144A	55,000	54
R.H. Donnelley Corp., 6.875%, 1/15/13	90,000	84
R.H. Donnelley Corp., 6.875%, 1/15/13 144A	220,000	205
R.H. Donnelley Corp., 8.875%, 1/15/16 144A	50,000	52
Rogers Cable, Inc., 6.25%, 6/15/13	97,000	96
Rogers Cable, Inc., 7.875%, 5/1/12	50,000	54
Sinclair Broadcast Group, 8.00%, 3/15/12	88,000	90
TCI Communications, Inc., 8.75%, 8/1/15	60,000	70
Videotron Ltee, 6.375%, 12/15/15	25,000	24

Total		2,083

Real Estate (0.1%)
American Real Estate Partners LP, 7.125%, 2/15/13	30,000	30
The Rouse Co., 7.20%, 9/15/12	85,000	88
Trustreet Properties, Inc., 7.50%, 4/1/15	75,000	75

Total		193

Services (0.1%)
Allied Waste North America, 6.375%, 4/15/11	185,000	181
Allied Waste North America, 7.25%, 3/15/15	70,000	71

Total		252

Structured Product (0.5%)
Dow Jones Credit Derivative High Yield, 6.75%, 6/29/10 144A	1,025,000	1,020
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	185,000	186

Total		1,206

Technology (0.3%)
Flextronics International, Ltd., 6.25%, 11/15/14	30,000	29
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	74
Sanmina Corp., 8.125%, 3/1/16	55,000	56
Stats Chippac, Inc., 6.75%, 11/15/11	53,000	52
Sungard Data Systems, Inc., 4.875%, 1/15/14	70,000	62
Sungard Data Systems, Inc., 9.125%, 8/15/13 144A	95,000	100
Unisys Corp., 6.875%, 3/15/10	42,000	41
Unisys Corp., 8.00%, 10/15/12	44,000	43
Xerox Corp., 6.40%, 3/15/16	35,000	35
Xerox Corp., 7.20%, 4/1/16	47,000	49
Xerox Corp., 7.625%, 6/15/13	115,000	122

Total		663

Telecommunications (0.3%)
American Tower Corp., 7.125%, 10/15/12	30,000	31
Telecom Italia Capital, 5.25%, 10/1/15	60,000	56
Citizens Communications, 9.25%, 5/15/11	100,000	110
GCI, Inc., 7.25%, 2/15/14	50,000	49
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	25
Qwest Corp., 7.875%, 9/1/11	192,000	204
Rogers Wireless, Inc., 6.375%, 3/1/14	45,000	45
Rogers Wireless, Inc., 7.25%, 12/15/12	48,000	51
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	79

Total		650

Transportation (0.2%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM),	32,000	35
9.375%, 5/1/12
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM),	50,000	56
12.50%, 6/15/12
OMI Corp., 7.625%, 12/1/13	84,000	86
Progress Rail, 7.75%, 4/1/12 144A	35,000	36
Ship Finance International, Ltd., 8.50%, 12/15/13	85,000	80
Stena AB, 7.50%, 11/1/13	140,000	139

Total		432

Utilities (0.5%)
The AES Corp., 8.75%, 5/15/13 144A	130,000	141
The AES Corp., 9.375%, 9/15/10	55,000	60
Aquila, Inc., 9.95%, 2/1/11	105,000	116
CMS Energy Corp., 7.75%, 8/1/10	90,000	94
Dynegy Holdings, Inc., 8.375%, 5/1/16 144A	65,000	65
Edison Mission Energy, 7.73%, 6/15/09	85,000	87
Midwest Generation LLC, 8.75%, 5/1/34	60,000	65
NRG Energy, Inc., 7.25%, 2/1/14	115,000	117
NRG Energy, Inc., 7.375%, 2/1/16	105,000	107
Reliant Energy, Inc., 6.75%, 12/15/14	34,000	30
Sierra Pacific Resources, 8.625%, 3/15/14	75,000	81
Teco Energy, Inc., 6.75%, 5/1/15	40,000	41
TXU Corp., 5.55%, 11/15/14	210,000	197

Total		1,201

Total Below Investment Grade Segment (Cost: $17,546)		17,496

Money Market Investments (12.7%)
Commercial Banks (0.3%)
Rabobank USA, 4.83%, 4/3/06	800,000	800

Total		800

Federal Government and Agencies (12.4%)
Federal Home Loan Bank Discount Corp., 4.63%, 4/12/06	3,000,000	2,996
Federal Home Loan Bank Discount Corp., 4.65%, 4/19/06	3,000,000	2,993
(b) Federal Home Loan Bank Discount Corp., 4.66%, 4/25/06	25,300,000	25,221
Federal National Mortgage Association, 4.65%, 6/26/06	1,000,000	989

Total		32,199

Total Money Market Investments (Cost: $32,999)		32,999

Total Investments (100.0%) (Cost $229,020)(a)		259,271

Other Assets, Less Liabilities (0.0%)		72

Net Assets (100.0%)		259,343

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006 the value of these securities (in thousands) was $5,353, representing 2.07% of the net assets.

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $229,020 and the net unrealized appreciation of investments based on that cost was $30,251 which is comprised of $33,654 aggregate gross unrealized appreciation and $3,403 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Short) (Total Notional Value at March 31, 2006, $538)	5	6/06	$(6)
S&P 500 Index Futures (Long) (Total Notional Value at March 31, 2006, $9,375)	29	6/06	$74
US Long Bond (CBT) Commodity (Short) (Total Notional Value at March 31, 2006, $1,803)	16	6/06	$(57)
US 5 Year Note (CBT) Commodity (Short) (Total Notional Value at March 31, 2006, $1,994)	19	6/06	$(10)

(c)	PIK – Payment In Kind

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Corporate Bonds (11.4%)
Aerospace/Defense (0.9%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	2,565,000	2,473
Boeing Capital Corp., 4.75%, 8/25/08	5,359,000	5,301
General Dynamics Corp., 3.00%, 5/15/08	6,398,000	6,108
General Dynamics Corp., 4.25%, 5/15/13	890,000	829
L-3 Communications Corp., 6.375%, 10/15/15	1,450,000	1,428
Lockheed Martin Corp., 8.50%, 12/1/29	2,755,000	3,577
Raytheon Co., 5.50%, 11/15/12	6,584,000	6,552

Total		26,268

Banking (1.6%)
Bank of America Corp., 7.40%, 1/15/11	6,108,000	6,602
Bank of New York, 4.95%, 1/14/11	1,550,000	1,520
Bank One Corp., 5.25%, 1/30/13	4,480,000	4,387
BB&T Corp., 4.90%, 6/30/17	975,000	914
Citigroup, Inc., 4.625%, 8/3/10	5,200,000	5,049
Compass Bank, 5.50%, 4/1/20	1,135,000	1,095
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	760,000	733
Mellon Bank NA, 5.45%, 4/1/16	1,640,000	1,620
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	4,208,000	4,110
PNC Bank NA, 5.25%, 1/15/17	1,565,000	1,506
Residential Capital, 6.00%, 2/22/11	1,745,000	1,731
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,738
U.S. Bancorp, 6.19%, 4/15/11	1,230,000	1,219
UnionBanCal Corp., 5.25%, 12/16/13	810,000	786
Wachovia Corp., 5.35%, 3/15/11	3,080,000	3,068
Washington Mutual, Inc., 5.00%, 3/22/12	2,740,000	2,644
Wells Fargo Bank NA, 6.45%, 2/1/11	4,850,000	5,053
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	2,234

Total		46,009

Beverage/Bottling (0.6%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	910,000	1,003
Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	3,460,000	3,873
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,106
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	4,175,000	4,178
Diageo Capital PLC, 4.375%, 5/3/10	4,815,000	4,622
PepsiAmericas, Inc., 4.875%, 1/15/15	3,175,000	3,016

Total		17,798

Cable/Media/Broadcasting/Satellite (0.7%)
CBS Corp., 5.625%, 5/1/07	11,400,000	11,394
Comcast Corp., 6.45%, 3/15/37	1,240,000	1,193
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,205
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	5,435,000	5,634
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	250,000	288

Total		19,714

Conglomerate/Diversified Manufacturing (0.0%)
Honeywell International, Inc., 5.40%, 3/15/16	515,000	508

Total		508

Consumer Products (0.4%)
The Clorox Co., 4.20%, 1/15/10	3,365,000	3,212
Fortune Brands, Inc., 5.375%, 1/15/16	2,555,000	2,452
Fortune Brands, Inc., 5.875%, 1/15/36	510,000	476
The Gillette Co., 2.50%, 6/1/08	5,000,000	4,724

Total		10,864

Electric Utilities (1.8%)
Commonwealth Edison Co., 5.90%, 3/15/36	515,000	491
Consumer Energy Co., 4.80%, 2/17/09	6,580,000	6,447
Dominion Resources, Inc., 5.95%, 6/15/35	2,000,000	1,844
DTE Energy Co., 7.05%, 6/1/11	7,520,000	7,949
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,805,000	1,728
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	975
Florida Power Corp., 4.50%, 6/1/10	3,636,000	3,504
FPL Group Capital, Inc., 5.551%, 2/16/08	4,245,000	4,252
Indiana Michigan Power, 5.05%, 11/15/14	3,660,000	3,461
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,525,300	1,475
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	1,145
Nevada Power Co., 5.875%, 1/15/15	1,830,000	1,796
Oncor Electric Delivery Co., 7.00%, 9/1/22	2,500,000	2,671
PacifiCorp, 5.45%, 9/15/13	6,040,000	6,010
PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,273
PPL Electric Utilities Corp., 5.875%, 8/15/07	725,000	729
PPL Electric Utilities Corp., 6.25%, 8/15/09	215,000	220
Progress Energy, Inc., 6.85%, 4/15/12	1,570,000	1,657
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,453
Puget Energy, Inc., 3.363%, 6/1/08	2,465,000	2,361

Total		52,441

Food Processors (0.4%)
Bunge Ltd. Finance Corp., 5.10%, 7/15/15	760,000	710
Kellogg Co., 6.60%, 4/1/11	5,675,000	5,934
Kraft Foods, Inc., 6.25%, 6/1/12	4,705,000	4,847

Total		11,491

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	1,695,000	1,624
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	585,000	554

Total		2,178

Gas Pipelines (0.2%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	1,922
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,800,000	1,958
Kinder Morgan Finance, 6.40%, 1/5/36	1,370,000	1,334

Total		5,214

Independent Finance (0.3%)
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,215
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	2,090
iStar Financial, Inc., 5.15%, 3/1/12	3,985,000	3,824

Total		10,129

Information/Data Technology (0.1%)
Cisco Systems, Inc., 5.50%, 2/22/16	3,545,000	3,492

Total		3,492

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	1,325,000	1,301

Total		1,301

Oil and Gas (0.6%)
Conoco Funding Co., 6.35%, 10/15/11	5,065,000	5,281
Nexen, Inc., 5.875%, 3/10/35	305,000	284
Occidental Petroleum, 4.00%, 11/30/07	2,800,000	2,743
Occidental Petroleum, 10.125%, 9/15/09	3,230,000	3,713
Pemex Project Funding Master Trust, 6.625%, 6/15/35 144A	3,600,000	3,478
Petro-Canada, 5.95%, 5/15/35	1,525,000	1,454
Talisman Energy, Inc., 5.85%, 2/1/37	1,585,000	1,490

Total		18,443

Other Finance (0.2%)
SLM Corp., 4.50%, 7/26/10	5,560,000	5,307

Total		5,307

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	1,855,000	1,767

Total		1,767

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	3,750,000	3,494

Total		3,494

Property and Casualty Insurance (0.2%)
Berkley (WR) Corp., 9.875%, 5/15/08	4,310,000	4,701
Berkshire Hathaway Finance, 3.40%, 7/2/07	2,500,000	2,441

Total		7,142

Railroads (0.5%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	5,600,000	5,720
Union Pacific Corp., 3.875%, 2/15/09	5,600,000	5,386
Union Pacific Corp., 7.375%, 9/15/09	2,750,000	2,908

Total		14,014

Real Estate Investment Trusts (0.6%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	860,000	847
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	1,494
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,890
ERP Operating LP, 5.375%, 8/1/16	1,725,000	1,667

First Industrial LP, 5.25%, 6/15/09	1,925,000	1,896
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,197
ProLogis, 5.50%, 3/1/13	1,520,000	1,496
ProLogis, 5.75%, 4/1/16	1,535,000	1,509
Simon Property Group LP, 5.375%, 6/1/11 144A	4,445,000	4,379

Total		16,375

Retail Food and Drug (0.0%)
CVS Corp., 4.875%, 9/15/14	505,000	475

Total		475

Retail Stores (0.5%)
Federated Department Stores, 6.30%, 4/1/09	6,785,000	6,935
The Home Depot, Inc., 5.40%, 3/1/16	2,560,000	2,529
J.C. Penney Co., Inc., 6.875%, 10/15/15	515,000	538
Target Corp., 5.40%, 10/1/08	5,605,000	5,633

Total		15,635

Security Brokers and Dealers (0.4%)
Credit Suisse USA, Inc., 5.25%, 3/2/11	3,600,000	3,559
Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,660,000	3,529
Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	2,045,000	2,005
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	1,550,000	1,479
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,680

Total		12,252

Telecommunications (0.9%)
ALLTELL Corp., 4.656%, 5/17/07	2,250,000	2,235
(e) AT&T Corp., 9.75%, 11/15/31	920,000	1,099
BellSouth Corp., 6.55%, 6/15/34	1,595,000	1,592
Cingular Wireless LLC, 7.125%, 12/15/31	2,740,000	2,966
Deutsche Telekom International Finance, 5.75%, 3/23/16	2,055,000	2,008
France Telecom SA, 8.50%, 3/1/31	975,000	1,218
Sprint Capital Corp., 8.375%, 3/15/12	2,830,000	3,198
Sprint Capital Corp., 8.75%, 3/15/32	980,000	1,225
Telecom Italia Capital, 4.00%, 1/15/10	5,440,000	5,113
Verizon Global Funding Corp., 4.375%, 6/1/13	1,500,000	1,377
Verizon Global Funding Corp., 5.85%, 9/15/35	1,410,000	1,265
Vodafone Group PLC, 5.50%, 6/15/11	2,820,000	2,794
Vodafone Group PLC, 5.75%, 3/15/16	510,000	500

Total		26,590

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.50%, 1/15/16	1,090,000	1,057
Johnson Controls, Inc., 6.00%, 1/15/36	520,000	492

Total		1,549

Yankee Sovereign (0.1%)
United Mexican States, 5.625%, 1/15/17	2,050,000	1,985

Total		1,985

Total Corporate Bonds (Cost: $342,465)		332,435

Governments (8.0%)
Governments (8.0%)
Aid-Israel, 0.00%, 11/15/22	11,600,000	4,778
Aid-Israel, 0.00%, 11/15/23	11,500,000	4,498
Aid-Israel, 5.50%, 4/26/24	9,840,000	10,064
(e) BECCS, 14.00%, 11/15/11	8,400,000	8,146
Federal Home Loan Bank, 5.54%, 1/8/09	5,000,000	5,063
Federal Home Loan Bank, 6.00%, 5/13/13	4,580,000	4,420
Federal Home Loan Bank, 6.00%, 7/17/18	3,880,000	3,599
Housing & Urban Development, 6.17%, 8/1/14	14,981,000	15,647
(f) Japan Government, 0.10%, 1/20/07	630,000,000	5,336
Overseas Private Investment, 4.10%, 11/15/14	3,902,080	3,695
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	6,100,000	4,528
US Treasury, 4.25%, 1/15/11	2,340,000	2,282
(g) US Treasury, 4.25%, 8/15/15	9,350,000	8,907
(g) US Treasury, 4.375%, 12/15/10	6,548,000	6,423
US Treasury, 4.50%, 2/15/09	4,500,000	4,461
(g) US Treasury, 4.50%, 2/28/11	10,930,000	10,771
(g) US Treasury, 4.50%, 2/15/16	34,270,000	33,330
(g) US Treasury, 4.50%, 2/15/36	19,801,000	18,579
US Treasury, 4.625%, 2/29/08	5,030,000	5,010
(g) US Treasury, 5.375%, 2/15/31	16,168,000	17,019
US Treasury, 6.25%, 8/15/23	40,340,000	45,751
US Treasury, 7.125%, 2/15/23	7,085,000	8,713

Total Governments (Cost: $234,007)		231,020

Structured Products (16.9%)
Structured Products (16.9%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.725%, 2/14/43 IO	18,364,298	825
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	2,580,000	2,516
Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30	2,500,000	2,548
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	5,700,000	5,867
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.157%, 2/18/31 IO	204,603,190	3,918
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.765%, 10/15/30 IO 144A	11,027,793	115
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.618%, 1/15/25 IO 144A	20,096,607	774
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	2,648,973	2,471
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	3,549,400	3,390
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	8,888,737	8,487
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,609,178	3,521
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	1,133,975	1,105
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	4,219,810	4,114
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	2,200,664	2,145
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	8,335,491	7,933
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	41,796,631	39,778
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	22,886,331	21,781
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,526,278	1,516
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,984,775	2,967
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	585,438	582
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,875,147	3,850
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	5,033,121	4,916
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	21,161,946	20,668
Federal Home Loan Mortgage Corp., 5.50%, 11/1/35	3,479,621	3,398
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	1,080,306	1,101
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	2,611,947	2,663
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	3,336,742	3,401
Federal National Mortgage Association, 4.00%, 6/1/19	1,752,343	1,641
Federal National Mortgage Association, 4.50%, 6/1/19	13,867,436	13,272
Federal National Mortgage Association, 4.50%, 8/1/19	1,820,704	1,742
Federal National Mortgage Association, 4.50%, 12/1/19	1,621,901	1,552
Federal National Mortgage Association, 5.00%, 3/1/20	4,905,091	4,785
Federal National Mortgage Association, 5.00%, 4/1/20	1,936,041	1,888
Federal National Mortgage Association, 5.00%, 5/1/20	3,590,331	3,501
Federal National Mortgage Association, 5.00%, 7/1/20	3,819,104	3,725
Federal National Mortgage Association, 5.00%, 4/1/35	5,168,396	4,922

Federal National Mortgage Association, 5.00%, 7/1/35	6,559,051	6,246
Federal National Mortgage Association, 5.00%, 10/1/35	2,748,394	2,617
Federal National Mortgage Association, 5.17%, 1/1/16	4,237,813	4,139
Federal National Mortgage Association, 5.32%, 4/1/14	2,751,143	2,721
Federal National Mortgage Association, 5.50%, 9/1/34	12,374,538	12,097
Federal National Mortgage Association, 5.50%, 3/1/35	12,180,354	11,894
Federal National Mortgage Association, 5.50%, 7/1/35	2,452,041	2,394
Federal National Mortgage Association, 5.50%, 8/1/35	4,341,058	4,239
Federal National Mortgage Association, 5.50%, 9/1/35	24,203,765	23,632
Federal National Mortgage Association, 5.50%, 10/1/35	10,760,219	10,506
Federal National Mortgage Association, 5.50%, 11/1/35	26,375,441	25,753
Federal National Mortgage Association, 6.00%, 5/1/35	6,790,361	6,793
Federal National Mortgage Association, 6.00%, 6/1/35	8,173,222	8,176
Federal National Mortgage Association, 6.00%, 7/1/35	16,606,948	16,612
Federal National Mortgage Association, 6.00%, 8/1/35	1,018,857	1,019
Federal National Mortgage Association, 6.00%, 10/1/35	2,640,014	2,641
Federal National Mortgage Association, 6.00%, 11/1/35	11,032,374	11,036
Federal National Mortgage Association, 6.50%, 11/1/35	2,817,484	2,875
Federal National Mortgage Association, 6.50%, 12/1/35	6,852,922	6,992
Federal National Mortgage Association, 6.50%, 4/1/36	2,478,683	2,529
Federal National Mortgage Association, 6.75%, 4/25/18	3,642,159	3,718
Federal National Mortgage Association - Aces, Series 2006-M1, Class C, 5.355%,	10,762,000	10,681
Final Maturity Amortizing Notes, 4.45%, 8/25/12	11,497,793	11,015
Government National Mortgage Association, 5.00%, 7/15/33	3,015,114	2,925
Government National Mortgage Association, 5.50%, 1/15/32	263,297	261
Government National Mortgage Association, 5.50%, 2/15/32	2,802,530	2,777
Government National Mortgage Association, 5.50%, 9/15/32	81,503	81
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	10,593,000	10,461
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.223%, 1/25/29 IO 144A	6,021,666	47
Morgan Stanley Capital, Series 1998-WF2, Class A2, 6.54%, 5/15/08	10,838,708	11,047
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	27,500,000	27,287
(d) RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	180
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	487,114	480
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.01%, 9/15/10	13,329,000	13,289
Vendee Mortgage Trust, Series 1998-3, Class E, 6.50%, 3/15/29	4,000,724	3,978
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	7,686,216	7,347
WFS Financial Owner Trust, Series 2005-3, Class A3A, 4.25%, 6/17/10	13,319,000	13,140
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	5,650,000	5,596
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	9,064,000	9,032

Total Structured Products (Cost: $501,901)		491,631

Common Stocks (52.4%)
Consumer Discretionary (5.4%)
* Amazon.com, Inc.	40,100	1,464
* Apollo Group, Inc. - Class A	18,300	961
* AutoNation, Inc.	23,500	506
* AutoZone, Inc.	7,175	715
* Bed Bath & Beyond, Inc.	36,500	1,402
Best Buy Co., Inc.	52,900	2,959
* Big Lots, Inc.	14,800	207
The Black & Decker Corp.	10,100	878
Brunswick Corp.	12,400	482
Carnival Corp.	56,473	2,675
CBS Corp. - Class B	100,530	2,411
Centex Corp.	16,000	992
Circuit City Stores, Inc.	19,800	485
Clear Channel Communications, Inc.	67,250	1,951
* Coach, Inc.	49,900	1,726
* Comcast Corp. - Class A	278,237	7,278
Cooper Tire & Rubber Co.	8,000	115
D.R. Horton, Inc.	35,300	1,173
Darden Restaurants, Inc.	17,149	704
Dillard’s, Inc. - Class A	8,036	209
Dollar General Corp.	41,065	726
Dow Jones & Co., Inc.	7,680	302
The E.W. Scripps Co. - Class A	11,100	496

Eastman Kodak Co.	37,317	1,061
Family Dollar Stores, Inc.	20,200	537
Federated Department Stores, Inc.	35,442	2,587
Ford Motor Co.	242,507	1,930
Fortune Brands, Inc.	19,033	1,535
Gannett Co., Inc.	30,950	1,855
The Gap, Inc.	74,725	1,396
General Motors Corp.	73,625	1,566
Genuine Parts Co.	22,475	985
* The Goodyear Tire & Rubber Co.	22,900	332
H&R Block, Inc.	42,600	922
Harley-Davidson, Inc.	35,475	1,840
Harman International Industries, Inc.	8,500	945
Harrah’s Entertainment, Inc.	23,950	1,867
Hasbro, Inc.	23,175	489
Hilton Hotels Corp.	42,850	1,091
The Home Depot, Inc.	276,397	11,691
International Game Technology	43,900	1,546
* The Interpublic Group of Companies, Inc.	55,900	534
J. C. Penney Co., Inc.	30,225	1,826
Johnson Controls, Inc.	25,300	1,921
Jones Apparel Group, Inc.	14,900	527
KB HOME	10,000	650
Knight Ridder, Inc.	8,750	553
* Kohl’s Corp.	44,833	2,377
Leggett & Platt, Inc.	23,767	579
Lennar Corp. - Class A	17,800	1,075
Limited Brands, Inc.	45,299	1,108
Liz Claiborne, Inc.	13,700	561
Lowe’s Companies, Inc.	101,750	6,557
Marriott International, Inc. - Class A	21,100	1,447
Mattel, Inc.	50,560	917
Maytag Corp.	10,367	221
McDonald’s Corp.	163,471	5,617
The McGraw-Hill Companies, Inc.	47,780	2,753
Meredith Corp.	5,400	301
The New York Times Co. - Class A	18,892	478
Newell Rubbermaid, Inc.	35,711	900
News Corp. - Class A	312,300	5,187
NIKE, Inc. - Class B	24,600	2,093
Nordstrom, Inc.	28,466	1,115
* Office Depot, Inc.	38,443	1,432
OfficeMax, Inc.	9,200	278
Omnicom Group, Inc.	23,300	1,940
Pulte Homes, Inc.	27,800	1,068
RadioShack Corp.	17,467	336
* Sears Holdings Corp.	12,999	1,719
The Sherwin-Williams Co.	14,460	715
Snap-on, Inc.	7,617	290
The Stanley Works	9,450	479
Staples, Inc.	94,775	2,419
* Starbucks Corp.	99,300	3,738
Starwood Hotels & Resorts Worldwide, Inc.	28,100	1,903
Target Corp.	114,443	5,952
Tiffany & Co.	18,533	696
Time Warner, Inc.	586,200	9,841
The TJX Companies, Inc.	59,900	1,487
Tribune Co.	34,031	933
* Univision Communications, Inc. - Class A	29,100	1,003
VF Corp.	11,443	651
* Viacom, Inc. - Class B	100,530	3,901
The Walt Disney Co.	250,533	6,986
Wendy’s International, Inc.	14,850	922
Whirlpool Corp.	8,850	810
Yum! Brands, Inc.	35,880	1,753

Total		155,541

Consumer Staples (4.9%)
Alberto-Culver Co.	9,800	433
Albertson’s, Inc.	47,995	1,232
Altria Group, Inc.	271,504	19,238
Anheuser-Busch Companies, Inc.	101,019	4,321
Archer-Daniels-Midland Co.	85,075	2,863
Avon Products, Inc.	58,650	1,828
Brown-Forman Corp. - Class B	10,868	837
Campbell Soup Co.	23,954	776
The Clorox Co.	19,550	1,170
The Coca-Cola Co.	268,000	11,221
Coca-Cola Enterprises, Inc.	39,500	803
Colgate-Palmolive Co.	67,054	3,829
ConAgra Foods, Inc.	67,533	1,449
* Constellation Brands, Inc. - Class A	25,700	644
Costco Wholesale Corp.	61,552	3,334
CVS Corp.	106,366	3,177
The Estee Lauder Companies, Inc. - Class A	15,500	576
General Mills, Inc.	46,333	2,348
H.J. Heinz Co.	43,583	1,653
The Hershey Co.	23,300	1,217
Kellogg Co.	32,743	1,442
Kimberly-Clark Corp.	59,997	3,468
* The Kroger Co.	94,373	1,921
McCormick & Co., Inc.	17,300	586
Molson Coors Brewing Co.	7,500	515
The Pepsi Bottling Group, Inc.	17,600	535
PepsiCo, Inc.	215,600	12,460
The Procter & Gamble Co.	427,961	24,658
Reynolds American, Inc.	11,100	1,171
Safeway, Inc.	58,500	1,470
Sara Lee Corp.	98,884	1,768
SUPERVALU, Inc.	17,650	544
Sysco Corp.	80,550	2,582
Tyson Foods, Inc. - Class A	32,700	449
UST, Inc.	21,233	883
Wal-Mart Stores, Inc.	325,033	15,355
Walgreen Co.	131,654	5,678
Whole Foods Market, Inc.	18,100	1,203
Wm. Wrigley Jr. Co.	23,133	1,481

Total		141,118

Energy (5.1%)
Amerada Hess Corp.	10,400	1,481
Anadarko Petroleum Corp.	29,977	3,028
Apache Corp.	42,930	2,812
Baker Hughes, Inc.	44,540	3,047
BJ Services Co.	42,200	1,460
Burlington Resources, Inc.	49,072	4,510
Chesapeake Energy Corp.	48,600	1,527
Chevron Corp.	289,668	16,792
ConocoPhillips	179,406	11,329
Devon Energy Corp.	57,500	3,517
El Paso Corp.	85,817	1,034
EOG Resources, Inc.	31,580	2,274
Exxon Mobil Corp.	794,571	48,357
Halliburton Co.	67,185	4,906
Kerr-McGee Corp.	15,108	1,443
Kinder Morgan, Inc.	13,733	1,263
Marathon Oil Corp.	47,724	3,635
Murphy Oil Corp.	21,500	1,071
* Nabors Industries, Ltd.	20,550	1,471
* National-Oilwell Varco, Inc.	22,700	1,456
Noble Corp.	17,850	1,448
Occidental Petroleum Corp.	56,080	5,196
Rowan Companies, Inc.	14,250	626
Schlumberger, Ltd.	76,833	9,725

Sunoco, Inc.	17,300	1,342
* Transocean, Inc.	42,454	3,409
Valero Energy Corp.	80,900	4,836
* Weatherford International, Ltd.	45,400	2,077
The Williams Companies, Inc.	77,400	1,656
XTO Energy, Inc.	47,233	2,058

Total		148,786

Financials (11.0%)
ACE, Ltd.	41,900	2,179
AFLAC, Inc.	64,850	2,927
The Allstate Corp.	83,969	4,376
Ambac Financial Group, Inc.	13,700	1,091
American Express Co.	161,000	8,461
American International Group, Inc.	337,690	22,317
Ameriprise Financial, Inc.	32,660	1,472
AmSouth Bancorporation	44,945	1,216
Aon Corp.	41,875	1,738
Apartment Investment & Management Co. - Class A	12,600	591
Archstone-Smith Trust	27,800	1,356
Bank of America Corp.	604,384	27,523
The Bank of New York Co., Inc.	100,320	3,616
BB&T Corp.	69,700	2,732
The Bear Stearns Companies, Inc.	15,545	2,156
Capital One Financial Corp.	39,200	3,156
The Charles Schwab Corp.	134,286	2,311
The Chubb Corp.	26,050	2,486
Cincinnati Financial Corp.	22,618	952
CIT Group, Inc.	26,000	1,392
Citigroup, Inc.	649,474	30,680
Comerica, Inc.	21,200	1,229
Compass Bancshares, Inc.	16,100	815
Countrywide Financial Corp.	78,498	2,881
* E*TRADE Financial Corp.	54,400	1,468
Equity Office Properties Trust	52,800	1,773
Equity Residential	37,800	1,769
Fannie Mae	125,929	6,473
Federated Investors, Inc. - Class B	11,000	430
Fifth Third Bancorp	72,343	2,847
First Horizon National Corp.	16,400	683
Franklin Resources, Inc.	19,850	1,871
Freddie Mac	89,914	5,485
Genworth Financial, Inc.	49,000	1,638
Golden West Financial Corp.	33,300	2,261
The Goldman Sachs Group, Inc.	56,700	8,900
The Hartford Financial Services Group, Inc.	39,350	3,170
Huntington Bancshares, Inc.	32,400	782
Janus Capital Group, Inc.	27,971	648
Jefferson-Pilot Corp.	17,353	971
JPMorgan Chase & Co.	453,509	18,883
KeyCorp	52,725	1,940
Lehman Brothers Holdings, Inc.	35,156	5,081
Lincoln National Corp.	22,560	1,232
Loews Corp.	17,633	1,784
M&T Bank Corp.	10,300	1,176
Marsh & McLennan Companies, Inc.	71,180	2,090
Marshall & Ilsley Corp.	27,300	1,190
MBIA, Inc.	17,450	1,049
Mellon Financial Corp.	53,909	1,919
Merrill Lynch & Co., Inc.	119,500	9,412
MetLife, Inc.	98,615	4,770
MGIC Investment Corp.	11,400	760
Moody’s Corp.	31,700	2,265
Morgan Stanley	139,731	8,778
National City Corp.	71,179	2,484
North Fork Bancorporation, Inc.	61,900	1,785
Northern Trust Corp.	24,150	1,268

Plum Creek Timber Co., Inc.	24,000	886
PNC Financial Services Group, Inc.	38,000	2,558
Principal Financial Group, Inc.	36,400	1,776
The Progressive Corp.	25,600	2,669
ProLogis	31,700	1,696
Prudential Financial, Inc.	64,400	4,882
Public Storage, Inc.	10,800	877
Regions Financial Corp.	59,375	2,088
SAFECO Corp.	16,050	806
Simon Property Group, Inc.	23,800	2,003
SLM Corp.	54,258	2,818
Sovereign Bancorp, Inc.	46,500	1,019
The St. Paul Travelers Companies, Inc.	90,531	3,783
State Street Corp.	43,300	2,617
SunTrust Banks, Inc.	48,267	3,512
Synovus Financial Corp.	40,750	1,104
T. Rowe Price Group, Inc.	17,200	1,345
Torchmark Corp.	13,450	768
U.S. Bancorp	234,309	7,146
UnumProvident Corp.	38,906	797
Vornado Realty Trust	15,400	1,478
Wachovia Corp.	211,088	11,831
Washington Mutual, Inc.	128,994	5,498
Wells Fargo & Co.	218,085	13,929
XL Capital, Ltd. - Class A	22,700	1,455
Zions Bancorporation	13,600	1,125

Total		319,154

Health Care (6.8%)
Abbott Laboratories	200,225	8,504
Aetna, Inc.	73,816	3,627
Allergan, Inc.	19,733	2,141
AmerisourceBergen Corp.	27,200	1,313
* Amgen, Inc.	152,023	11,060
Applera Corp. - Applied Biosystems Group	23,867	648
* Barr Pharmaceuticals, Inc.	13,800	869
Bausch & Lomb, Inc.	7,000	446
Baxter International, Inc.	84,400	3,276
Becton, Dickinson and Co.	32,150	1,980
* Biogen Idec, Inc.	44,820	2,111
Biomet, Inc.	32,255	1,146
* Boston Scientific Corp.	76,980	1,774
Bristol-Myers Squibb Co.	254,944	6,274
C. R. Bard, Inc.	13,500	915
Cardinal Health, Inc.	54,950	4,095
* Caremark Rx, Inc.	58,400	2,872
* Chiron Corp.	14,178	649
CIGNA Corp.	15,771	2,060
* Coventry Health Care, Inc.	20,900	1,128
Eli Lilly and Co.	147,066	8,133
* Express Scripts, Inc.	19,000	1,670
* Fisher Scientific International, Inc.	16,100	1,096
* Forest Laboratories, Inc.	42,434	1,894
* Genzyme Corp.	33,800	2,272
* Gilead Sciences, Inc.	60,200	3,746
Guidant Corp.	44,112	3,443
HCA, Inc.	53,115	2,432
Health Management Associates, Inc. - Class A	31,300	675
* Hospira, Inc.	20,942	826
* Humana, Inc.	21,300	1,121
IMS Health, Inc.	25,933	668
Johnson & Johnson	387,223	22,931
* King Pharmaceuticals, Inc.	31,466	543
* Laboratory Corp. of America Holdings	16,300	953
Manor Care, Inc.	10,300	457
McKesson Corp.	39,793	2,074
* Medco Health Solutions, Inc.	39,562	2,264

* MedImmune, Inc.	33,200	1,214
Medtronic, Inc.	157,100	7,973
Merck & Co., Inc.	284,600	10,026
* Millipore Corp.	6,800	497
Mylan Laboratories, Inc.	28,400	665
* Patterson Companies, Inc.	18,000	634
PerkinElmer, Inc.	17,000	399
Pfizer, Inc.	957,359	23,856
Quest Diagnostics, Inc.	21,200	1,088
Schering-Plough Corp.	192,550	3,657
* St. Jude Medical, Inc.	47,700	1,956
Stryker Corp.	38,000	1,685
* Tenet Healthcare Corp.	60,950	450
* Thermo Electron Corp.	21,100	783
UnitedHealth Group, Inc.	176,456	9,857
* Waters Corp.	13,600	587
* Watson Pharmaceuticals, Inc.	13,200	379
* WellPoint, Inc.	85,900	6,651
Wyeth	174,871	8,485
* Zimmer Holdings, Inc.	32,273	2,182

Total		197,110

Industrials (6.1%)
3M Co.	98,224	7,435
* Allied Waste Industries, Inc.	28,450	348
American Power Conversion Corp.	22,350	517
American Standard Companies, Inc.	23,200	994
Avery Dennison Corp.	14,350	839
The Boeing Co.	104,118	8,113
Burlington Northern Santa Fe Corp.	48,508	4,042
Caterpillar, Inc.	87,324	6,271
Cendant Corp.	131,173	2,276
Cintas Corp.	17,967	766
Cooper Industries, Ltd. - Class A	11,900	1,034
CSX Corp.	28,550	1,707
Cummins, Inc.	6,000	631
Danaher Corp.	30,900	1,964
Deere & Co.	30,840	2,438
Dover Corp.	26,433	1,284
Eaton Corp.	19,400	1,416
Emerson Electric Co.	53,525	4,476
Equifax, Inc.	16,800	626
FedEx Corp.	39,540	4,466
Fluor Corp.	11,300	970
General Dynamics Corp.	52,000	3,327
General Electric Co.	1,356,198	47,168
Goodrich Corp.	16,100	702
Honeywell International, Inc.	108,050	4,621
Illinois Tool Works, Inc.	26,700	2,571
Ingersoll-Rand Co., Ltd. - Class A	42,640	1,782
ITT Industries, Inc.	24,000	1,349
L-3 Communications Holdings, Inc.	15,800	1,355
Lockheed Martin Corp.	46,622	3,503
Masco Corp.	54,200	1,761
* Monster Worldwide, Inc.	16,433	819
* Navistar International Corp.	8,020	221
Norfolk Southern Corp.	53,643	2,900
Northrop Grumman Corp.	45,662	3,118
PACCAR, Inc.	22,027	1,552
Pall Corp.	16,216	506
Parker Hannifin Corp.	15,600	1,258
Pitney Bowes, Inc.	29,527	1,268
R. R. Donnelley & Sons Co.	28,133	921
Raytheon Co.	58,000	2,659
Robert Half International, Inc.	22,360	863
Rockwell Automation, Inc.	23,050	1,658
Rockwell Collins, Inc.	22,450	1,265

Ryder System, Inc.	7,900	354
Southwest Airlines Co.	92,095	1,657
Textron, Inc.	17,250	1,611
Tyco International, Ltd.	262,183	7,047
Union Pacific Corp.	34,440	3,215
United Parcel Service, Inc. - Class B	142,100	11,279
United Technologies Corp.	132,166	7,662
W.W. Grainger, Inc.	9,900	746
Waste Management, Inc.	71,897	2,538

Total		175,869

Information Technology (8.1%)
* ADC Telecommunications, Inc.	15,207	389
* Adobe Systems, Inc.	78,050	2,726
* Advanced Micro Devices, Inc.	62,600	2,076
* Affiliated Computer Services, Inc. - Class A	15,300	913
* Agilent Technologies, Inc.	55,788	2,095
* Altera Corp.	46,765	965
Analog Devices, Inc.	47,643	1,824
* Andrew Corp.	20,762	255
* Apple Computer, Inc.	110,800	6,949
Applied Materials, Inc.	206,400	3,614
* Applied Micro Circuits Corp.	38,300	156
* Autodesk, Inc.	30,032	1,157
Automatic Data Processing, Inc.	75,400	3,444
* Avaya, Inc.	54,312	614
* BMC Software, Inc.	27,740	601
* Broadcom Corp. - Class A	57,350	2,475
CA, Inc.	59,332	1,614
* Ciena Corp.	75,800	395
* Cisco Systems, Inc.	800,267	17,343
* Citrix Systems, Inc.	23,180	879
* Computer Sciences Corp.	24,250	1,347
* Compuware Corp.	49,843	390
* Comverse Technology, Inc.	26,200	616
* Convergys Corp.	18,150	331
* Corning, Inc.	201,200	5,414
* Dell, Inc.	306,267	9,115
* eBay, Inc.	150,100	5,863
* Electronic Arts, Inc.	39,500	2,161
Electronic Data Systems Corp.	66,900	1,795
* EMC Corp.	309,286	4,216
First Data Corp.	99,847	4,675
* Fiserv, Inc.	24,025	1,022
* Freescale Semiconductor, Inc. - Class B	53,406	1,483
* Gateway, Inc.	34,350	75
* Google, Inc. - Class A	5,100	1,989
Hewlett-Packard Co.	368,067	12,109
Intel Corp.	765,443	14,811
International Business Machines Corp.	203,910	16,817
* Intuit, Inc.	23,000	1,223
* Jabil Circuit, Inc.	22,733	974
* JDS Uniphase Corp.	218,100	909
KLA-Tencor Corp.	26,000	1,257
* Lexmark International, Inc. - Class A	14,100	640
Linear Technology Corp.	39,750	1,394
* LSI Logic Corp.	50,800	587
* Lucent Technologies, Inc.	581,462	1,773
Maxim Integrated Products, Inc.	41,700	1,549
* Micron Technology, Inc.	80,550	1,186
Microsoft Corp.	1,156,300	31,464
Molex, Inc.	18,575	617
Motorola, Inc.	325,219	7,451
National Semiconductor Corp.	43,886	1,222
* NCR Corp.	23,700	990
* Network Appliance, Inc.	48,700	1,755
* Novell, Inc.	50,700	389

* Novellus Systems, Inc.	17,300	415
* NVIDIA Corp.	22,300	1,277
* Oracle Corp.	490,350	6,713
* Parametric Technology Corp.	14,428	236
Paychex, Inc.	43,440	1,810
* PMC-Sierra, Inc.	24,200	297
* QLogic Corp.	20,900	404
QUALCOMM, Inc.	215,466	10,905
Sabre Holdings Corp. - Class A	17,109	403
* Sanmina-SCI Corp.	69,200	284
* Solectron Corp.	118,600	474
* Sun Microsystems, Inc.	450,354	2,310
* Symantec Corp.	135,732	2,284
Symbol Technologies, Inc.	32,950	349
Tektronix, Inc.	10,640	380
* Tellabs, Inc.	58,608	932
* Teradyne, Inc.	25,750	399
Texas Instruments, Inc.	208,275	6,763
* Unisys Corp.	44,250	305
* VeriSign, Inc.	31,800	763
* Xerox Corp.	121,200	1,842
Xilinx, Inc.	44,900	1,143
* Yahoo!, Inc.	164,200	5,297

Total		236,078

Materials (1.6%)
Air Products and Chemicals, Inc.	28,933	1,944
Alcoa, Inc.	113,443	3,467
Allegheny Technologies, Inc.	11,231	687
Ashland, Inc.	9,300	661
Ball Corp.	13,568	595
Bemis Co., Inc.	13,700	433
The Dow Chemical Co.	125,924	5,112
E. I. du Pont de Nemours and Co.	119,745	5,054
Eastman Chemical Co.	10,575	541
Ecolab, Inc.	23,700	905
Engelhard Corp.	16,100	638
Freeport-McMoRan Copper & Gold, Inc. - Class B	23,919	1,430
* Hercules, Inc.	14,600	201
International Flavors & Fragrances, Inc.	10,275	353
International Paper Co.	64,124	2,217
Louisiana-Pacific Corp.	13,800	375
MeadWestvaco Corp.	23,614	645
Monsanto Co.	35,078	2,973
Newmont Mining Corp.	58,130	3,016
Nucor Corp.	20,234	2,120
* Pactiv Corp.	18,600	456
Phelps Dodge Corp.	26,520	2,136
PPG Industries, Inc.	21,533	1,364
Praxair, Inc.	42,000	2,316
Rohm and Haas Co.	18,734	916
Sealed Air Corp.	10,636	616
Sigma-Aldrich Corp.	8,700	572
Temple-Inland, Inc.	14,400	642
* Tronox, Inc. - Class B	3,046	52
United States Steel Corp.	14,150	859
Vulcan Materials Co.	13,100	1,135
Weyerhaeuser Co.	31,620	2,290

Total		46,721

Telecommunication Services (1.7%)
ALLTEL Corp.	50,443	3,266
AT&T, Inc.	504,806	13,650
BellSouth Corp.	233,935	8,106
CenturyTel, Inc.	17,000	665

Citizens Communications Co.	42,700	567
* Qwest Communications International, Inc.	201,820	1,372
Sprint Nextel Corp.	386,060	9,976
Verizon Communications, Inc.	380,838	12,971

Total		50,573

Utilities (1.7%)
* The AES Corp.	85,375	1,456
* Allegheny Energy, Inc.	21,200	718
Ameren Corp.	26,633	1,327
American Electric Power Co., Inc.	51,220	1,743
CenterPoint Energy, Inc.	40,226	480
Cinergy Corp.	25,838	1,173
* CMS Energy Corp.	28,600	370
Consolidated Edison, Inc.	31,925	1,389
Constellation Energy Group	23,200	1,269
Dominion Resources, Inc.	45,225	3,122
DTE Energy Co.	23,150	928
Duke Energy Corp.	120,342	3,508
* Dynegy, Inc. - Class A	39,100	188
Edison International	42,380	1,745
Entergy Corp.	27,091	1,868
Exelon Corp.	86,824	4,593
FirstEnergy Corp.	42,874	2,097
FPL Group, Inc.	52,486	2,107
KeySpan Corp.	22,700	928
Nicor, Inc.	5,750	227
NiSource, Inc.	35,384	715
Peoples Energy Corp.	5,000	178
PG&E Corp.	44,975	1,750
Pinnacle West Capital Corp.	12,900	504
PPL Corp.	49,466	1,454
Progress Energy, Inc.	32,779	1,442
Public Service Enterprise Group, Inc.	32,640	2,090
Sempra Energy	33,659	1,564
The Southern Co.	96,500	3,162
TECO Energy, Inc.	27,000	435
TXU Corp.	60,230	2,696
Xcel Energy, Inc.	52,570	954

Total		48,180

Total Common Stocks (Cost: $802,413)		1,519,130

Money Market Investments (13.9%)
Asset-Backed Securities (CMO’s) (0.1%)
Ford Credit Auto Owner Trust, 4.7248%, 11/15/06	2,534,778	2,533

Total		2,533

Autos (1.0%)
(b) Daimler Chrysler Auto, 4.60%, 4/20/06	15,000,000	14,964
(b) Fcar Owner Trust 1, 4.55%, 4/7/06	15,000,000	14,988

Total		29,952

Commercial Banks (0.1%)
HBOS PLC, 3.125%, 1/12/07 144A	3,200,000	3,151

Total		3,151

Federal Government & Agencies (0.5%)
(b) Federal National Mortgage Association, 4.65%, 6/26/06	14,000,000	13,846

Total		13,846

Finance Lessors (2.6%)
(b) Ranger Funding, Co., LLC, 4.55%, 4/5/06	15,000,000	14,992
(b) Ranger Funding, Co., LLC, 4.75%, 4/24/06	15,000,000	14,954
Thunder Bay Funding, Inc., 4.60%, 4/18/06	15,000,000	14,967
Windmill Funding Corp., 4.56%, 4/5/06	15,000,000	14,993
Windmill Funding Corp., 4.74%, 4/21/06	15,000,000	14,961

Total		74,867

Finance Services (1.5%)
(b) Bryant Park Funding LLC, 4.58%, 4/4/06	15,000,000	14,994
Goldman Sachs Group, Inc., 3.55%, 8/1/2006 MTNB	3,300,000	3,301
(b) Preferred Receivable Funding, 4.55%, 4/4/06	11,300,000	11,296
(b) Preferred Receivable Funding, 4.76%, 5/1/06	15,000,000	14,941

Total		44,532

National Commercial Banks (2.2%)
Bank of America Corp., 7.20%, 4/15/06	3,600,000	3,602
(b) Barclays US Funding LLC, 4.59%, 4/17/06	15,000,000	14,968
(b) Barclays US Funding LLC, 4.75%, 4/28/06	15,000,000	14,947
(b) Citigroup Funding, Inc., 4.76%, 5/11/06	15,000,000	14,921
FleetBoston Financial Corp., 8.625%, 1/15/07	2,500,000	2,561
HBOS Treasury Services, PLC, 4.45313%, 2/09/07 MTN	3,000,000	3,000
(b) Rabobank USA Finance Corp., 4.83%, 4/3/06	6,430,000	6,428
Royal Bank of Scotland - New York, 4.485%, 12/27/06 YCD1	3,000,000	3,000

Total		63,427

Personal Credit Institutions (0.6%)
American Express Co., 5.50%, 9/12/06	3,400,000	3,407
Toyota Motor Credit Corp., 4.57%, 4/3/06	15,000,000	14,996

Total		18,403

Security Brokers and Dealers (1.4%)
(b) Bear Stearns Co., Inc., 4.55%, 4/3/06	15,000,000	14,997
Merrill Lynch & Co. Inc., 5.08538%, 12/22/06	2,900,000	2,904
(b) Merrill Lynch & Co., Inc., 4.63%, 4/5/06	15,000,000	14,992
Morgan Stanley, 4.93%, 11/24/06	3,100,000	3,102
Morgan Stanley, 6.10%, 4/15/06	3,600,000	3,601

Total		39,596

Short Term Business Credit (3.9%)
(b) HSBC Finance Corp., 4.59%, 4/6/06	15,000,000	14,990
HSBC Finance Corp., 5.75%, 1/30/07	2,800,000	2,812
HSBC Finance Corp., 7.875%, 3/1/07	3,100,000	3,168
(b) New Center Asset Trust, 4.54%, 4/5/06	15,000,000	14,992
(b) New Center Asset Trust, 4.76%, 4/7/06	15,000,000	14,988
(b) Old Line Funding Corp., 4.60%, 4/11/06	30,000,000	29,962
Sheffield Receivables, 4.60%, 4/6/06	15,000,000	14,990
(b) Sheffield Receivables, 4.72%, 4/4/06	15,000,000	14,995
Wells Fargo Co., 6.875%, 4/1/06	3,600,000	3,600

Total	114,497

Total Money Market Investments (Cost: $404,838)	404,804

Total Investments (102.6%) (Cost $2,285,624)(a)	2,979,020

Other Assets, Less Liabilities (-2.6%)	(75,125)

Net Assets (100.0%)	2,903,895

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006 the value of these securities (in thousands) was $35,274, representing 1.21% of the net assets.

IO - Interest Only Security

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $2,285,624 and the net unrealized appreciation of investments based on that cost was $693,396 which is comprised of $804,533 aggregate gross unrealized appreciation and $111,137 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at March 31, 2006, $150,323)	465	6/06	$1,186
US Long Bond (CBT) Commodity (Short) (Total Notional Value at March 31, 2006, $33,710)	299	6/06	$(1,072)
US 5 Year Note (CBT) Commodity (Short) (Total Notional Value at March 31, 2006, $73,144)	697	6/06	$(351)
US Ten Year Treasury Note (Short) (Total Notional Value at March 31, 2006, $9,358)	87	6/06	$(102)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(g)	All or portion of the securities have been loaned.

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Bonds (94.6%)
Aerospace/Defense (1.6%)
Alliant Techsystems, Inc., 6.75%, 4/1/16	510,000	516
DRS Technologies, Inc., 6.625%, 2/1/16	584,000	581
DRS Technologies, Inc., 7.625%, 2/1/18	291,000	300
L-3 Communications Corp., 6.125%, 7/15/13	765,000	746
L-3 Communications Corp., 6.375%, 10/15/15	1,100,000	1,083
L-3 Communications Corp., 7.625%, 6/15/12	765,000	790

Total		4,016

Autos/Vehicle Parts (3.8%)
ArvinMeritor, Inc., 8.75%, 3/1/12	1,229,000	1,211
Ford Motor Co., 7.45%, 7/16/31	845,000	627
Ford Motor Credit Co., 8.625%, 11/1/10	1,135,000	1,087
General Motors Acceptance Corp., 6.875%, 9/15/11	3,180,000	2,965
General Motors Acceptance Corp., 7.75%, 1/19/10	1,480,000	1,443
General Motors Corp., 8.375%, 7/15/33	1,690,000	1,238
TRW Automotive, Inc., 9.375%, 2/15/13	410,000	443
Visteon Corp., 8.25%, 8/1/10	565,000	466

Total		9,480

Basic Materials (10.9%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,687,000	1,628
Appleton Papers, Inc., 9.75%, 6/15/14	647,000	642
Arch Western Finance LLC, 6.75%, 7/1/13	1,170,000	1,161
BCP Caylux Holding, 9.625%, 6/15/14	755,000	836
Bowater Canada Finance, 7.95%, 11/15/11	780,000	778
Cascades, Inc., 7.25%, 2/15/13	504,000	474
Crown Americas, Inc., 7.625%, 11/15/13 144A	962,000	996
Crown Americas, Inc., 7.75%, 11/15/15 144A	825,000	856
Equistar Chemicals LP, 8.75%, 2/15/09	1,030,000	1,066
Equistar Chemicals LP, 10.625%, 5/1/11	1,585,000	1,716
Georgia-Pacific Corp., 7.70%, 6/15/15	390,000	392
Georgia-Pacific Corp., 8.125%, 5/15/11	845,000	879
Graham Packaging Co., 9.875%, 10/15/14	1,082,000	1,096
Graphic Packaging International Corp., 9.50%, 8/15/13	436,000	408
Hexion US Finance Corp., 9.00%, 7/15/14	562,000	579
Huntsman LLC, 11.50%, 7/15/12	745,000	857
Ineos Group Holdings PLC, 8.50%, 2/15/16 144A	1,820,000	1,729
Invista, 9.25%, 5/1/12 144A	875,000	936
Jefferson Smurfit Corp., 7.50%, 6/1/13	620,000	583
(c)(f) JSG Holding PLC, 11.50%, 10/1/15 144A	535,819	661
Massey Energy Co., 6.875%, 12/15/13 144A	1,650,000	1,617
Norampac, Inc., 6.75%, 6/1/13	625,000	595
Novelis, Inc., 7.75%, 2/15/15 144A	748,000	718
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	1,064,000	1,040
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	1,555,000	1,621
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	1,257,000	1,380
Smurfit-Stone Container, 8.375%, 7/1/12	1,850,000	1,821

Total		27,065

Builders/Building Materials (3.3%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	557,000	525

Beazer Homes USA, Inc., 6.875%, 7/15/15	223,000	212
DR Horton, Inc., 5.625%, 9/15/14	1,020,000	959
K. Hovnanian Enterprises, Inc., 7.50%, 5/15/16	340,000	335
K. Hovnanian Enterprises, Inc., 7.75%, 5/15/13	1,400,000	1,371
KB Home, 5.75%, 2/1/14	612,000	559
KB Home, 7.25%, 6/15/18	434,000	427
KB Home, 7.75%, 2/1/10	1,030,000	1,065
Mohawk Industries, Inc., 6.125%, 1/15/16	835,000	827
Standard Pacific Corp., 6.50%, 8/15/10	1,250,000	1,194
Technical Olympic USA, Inc., 9.00%, 7/1/10	750,000	769
William Lyon Homes, 7.625%, 12/15/12	150,000	131

Total		8,374

Capital Goods (3.1%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	915,000	1,009
Case New Holland, Inc., 9.25%, 8/1/11	1,676,000	1,789
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	722
(e) Stanadyne Corp., 12.00%, 2/15/15	1,030,000	538
Terex Corp., 7.375%, 1/15/14	610,000	625
Trimas Corp., 9.875%, 6/15/12	975,000	892
United Rentals North America, Inc., 6.50%, 2/15/12	2,295,000	2,250

Total		7,825

Consumer Products/Retailing (6.5%)
Bon-Ton Stores, Inc., 10.25%, 3/15/14 144A	1,255,000	1,207
Delhaize America, Inc., 8.125%, 4/15/11	1,830,000	1,976
General Nutrition Centers, Inc., 8.50%, 12/1/10	225,000	213
General Nutrition Centers, Inc., 8.625%, 1/15/11	374,000	379
GSC Holdings Corp., 8.00%, 10/1/12 144A	1,105,000	1,097
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	1,419,000	1,302
Jostens IH Corp., 7.625%, 10/1/12	844,000	833
Levi Strauss & Co., 9.28%, 4/1/12	780,000	807
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,744
Phillips Van Heusen Corp., 7.25%, 2/15/11	563,000	574
Phillips Van Heusen Corp., 8.125%, 5/1/13	200,000	212
Rayovac Corp., 8.50%, 10/1/13	1,255,000	1,161
Rent-A-Center, 7.50%, 5/1/10	497,000	497
Rite Aid Corp., 8.125%, 5/1/10	1,505,000	1,537
Samsonite Corp., 8.875%, 6/1/11	1,057,000	1,118
(e) Simmons Co., 10.00%, 12/15/14	1,445,000	925
Warnaco, Inc., 8.875%, 6/15/13	755,000	802

Total		16,384

Energy (9.5%)
AmeriGas Partners LP, 7.25%, 5/20/15	1,505,000	1,505
Chesapeake Energy Corp., 6.375%, 6/15/15	1,478,000	1,454
Chesapeake Energy Corp., 6.50%, 8/15/17 144A	775,000	765
Chesapeake Energy Corp., 6.625%, 1/15/06	2,190,000	2,185
Colorado Interstate Gas Co., 6.80%, 11/15/15 144A	1,675,000	1,704
Denbury Resources, Inc., 7.50%, 12/15/15	410,000	426
El Paso Production Holding, 7.75%, 6/1/13	1,328,000	1,376
Hanover Compressor Co., 7.50%, 4/15/13	152,000	152
Hanover Compressor Co., 9.00%, 6/1/14	665,000	715
Kerr-McGee Corp., 6.95%, 7/1/24	1,030,000	1,048
Newfield Exploration Co., 6.625%, 4/15/16	1,520,000	1,518
Pioneer Natural Resource Co., 5.875%, 7/15/16	1,255,000	1,189
Pogo Producing Co., 6.875%, 10/1/17	816,000	806
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,102
Sonat, Inc., 7.625%, 7/15/11	995,000	1,025
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	1,019,745	1,023
Tesoro Corp., 6.625%, 11/1/15 144A	1,225,000	1,213
Whiting Petroleum Corp., 7.25%, 5/1/13	1,254,000	1,251

Williams Companies, Inc., 6.375%, 10/1/10 144A	3,595,000	3,559

Total		24,016

Financials (1.9%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	555,000	569
E*Trade Financial Corp., 7.875%, 12/1/15	1,210,000	1,276
Fairfax Financial Holdings, 7.75%, 4/26/12	1,314,000	1,156
LaBranche & Co., Inc., 9.50%, 5/15/09	375,000	401
LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	623
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	825,000	839

Total		4,864

Foods (2.0%)
B&G Foods, Inc., 8.00%, 10/1/11	939,000	974
Dole Foods Co., 8.625%, 5/1/09	390,000	392
Gold Kist, Inc., 10.25%, 3/15/14	604,000	652
Land O Lakes, Inc., 9.00%, 12/15/10	643,000	685
RJ Reynolds Tobacco Holdings, Inc., 6.50%, 7/15/10	1,492,000	1,503
Smithfield Foods, Inc., 7.75%, 5/15/13	755,000	778

Total		4,984

Gaming/Leisure/Lodging (10.4%)
AMC Entertainment, Inc., 9.50%, 2/1/11	415,000	404
AMC Entertainment, Inc., 11.00%, 2/1/16 144A	728,000	752
American Casino & Entertainment, 7.85%, 2/1/12	780,000	800
Boyd Gaming Corp., 7.75%, 12/15/12	1,355,000	1,419
Corrections Corp. of America, 6.25%, 3/15/13	1,633,000	1,606
Corrections Corp. of America, 6.75%, 1/31/14	219,000	221
(c) Eldorado Casino Shreveport/Shreveport Capital Corp., 10.00%, 8/1/12	447,844	357
Hertz Corp., 8.875%, 1/1/14 144A	1,720,000	1,785
Host Marriott LP, 6.75%, 6/1/16 144A	1,900,000	1,898
Host Marriott LP, 7.125%, 11/1/13	2,640,000	2,685
Intrawest Corp., 7.50%, 10/15/13	615,000	623
MGM Mirage, Inc., 6.375%, 12/15/11	1,135,000	1,117
MGM Mirage, Inc., 6.625%, 7/15/15	816,000	803
MGM Mirage, Inc., 6.75%, 9/1/12	755,000	754
MGM Mirage, Inc., 8.375%, 2/1/11	1,130,000	1,192
MGM Mirage, Inc., 8.50%, 9/15/10	940,000	1,006
Mohegan Tribal Gaming, 6.125%, 2/15/13	415,000	409
Penn National Gaming, Inc., 6.75%, 3/1/15	641,000	641
Starwood Hotels & Resorts, 7.875%, 5/1/12	1,175,000	1,278
Station Casinos, Inc., 6.00%, 4/1/12	390,000	385
Station Casinos, Inc., 6.625%, 3/15/18 144A	615,000	601
Station Casinos, Inc., 6.875%, 3/1/16	1,180,000	1,186
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	780,000	759
Universal City Development Corp., 11.75%, 4/1/10	907,000	1,000
Universal City Florida, 8.375%, 5/1/10	400,000	403
Wynn Las Vegas LLC, 6.625%, 12/1/14	2,050,000	1,991

Total		26,075

Health Care/Pharmaceuticals (7.8%)
Fresenius Medical Capital Trust II, 7.875%, 2/1/08	410,000	420
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	410,000	435
HCA, Inc., 6.50%, 2/15/16	2,775,000	2,703
HCA, Inc., 6.95%, 5/1/12	2,702,000	2,727
Iasis Healthcare Corp., 8.75%, 6/15/14	1,772,000	1,772
OMEGA Healthcare Investors, Inc., 7.00%, 4/1/14	750,000	758
OMEGA Healthcare Investors, Inc., 7.00%, 1/15/16 144A	1,235,000	1,235
Omnicare, Inc., 6.75%, 12/15/13	825,000	821

Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	671
Service Corp. International, 6.75%, 4/1/16	825,000	817
Tenet Healthcare Corp., 6.375%, 12/1/11	1,170,000	1,056
Tenet Healthcare Corp., 9.875%, 7/1/14	681,000	690
Triad Hospitals, Inc., 7.00%, 5/15/12	1,175,000	1,175
US Oncology, Inc., 9.00%, 8/15/12	940,000	973
Vanguard Health Holding II, 9.00%, 10/1/14	1,175,000	1,201
Ventas Realty LP, 6.50%, 6/1/16 144A	820,000	816
Ventas Realty LP, 6.75%, 6/1/10	605,000	611
Ventas Realty LP, 9.00%, 5/1/12	750,000	842

Total		19,723

Media (11.4%)
Charter Communications II Holdings LLC, 10.25%, 9/15/10	415,000	408
Charter Communications II Holdings LLC, 10.25%, 9/15/10 144A	840,000	823
Charter Communications II Holdings LLC, 11.00%, 10/1/15	1,235,000	1,027
Charter Communications Operating LLC, 8.375%, 4/30/14 144A	320,000	319
CSC Holdings, Inc., 7.25%, 4/15/12 144A	935,000	914
CSC Holdings, Inc., 7.625%, 4/1/11	1,705,000	1,714
CSC Holdings, Inc., 7.875%, 2/15/18	845,000	846
CSC Holdings, Inc., 8.125%, 7/15/09	780,000	806
CSC Holdings, Inc., 8.125%, 8/15/09	408,000	421
The DIRECTV Group, Inc., 6.375%, 6/15/15	1,495,000	1,476
EchoStar DBS Corp., 7.125%, 2/1/16 144A	1,465,000	1,441
EchoStar DBS Corp., 6.375%, 10/1/11	2,250,000	2,199
Intelsat Bermuda, Ltd., 8.50%, 1/15/13	934,000	950
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	845,000	902
Lamar Media Corp., 6.625%, 8/15/15	1,305,000	1,298
LIN Television Corp., 6.50%, 5/15/13	1,170,000	1,100
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	785,000	754
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	390,000	368
Primedia, Inc., 8.00%, 5/15/13	780,000	714
Quebecor World Capital Corp., 8.75%, 3/15/16 144A	730,000	712
R.H. Donnelley Corp., 6.875%, 1/15/13	1,250,000	1,169
R.H. Donnelley Corp., 6.875%, 1/15/13 144A	3,030,000	2,833
R.H. Donnelley Corp., 8.875%, 1/15/16 144A	695,000	723
Rogers Cable, Inc., 6.25%, 6/15/13	1,191,000	1,179
Rogers Cable, Inc., 7.875%, 5/1/12	755,000	808
Sinclair Broadcast Group, 8.00%, 3/15/12	1,205,000	1,229
TCI Communications, Inc., 8.75%, 8/1/15	835,000	977
Videotron Ltee, 6.375%, 12/15/15	340,000	333

Total		28,443

Real Estate (1.1%)
American Real Estate Partners LP, 7.125%, 2/15/13	390,000	384
The Rouse Co., 7.20%, 9/15/12	1,175,000	1,219
Trustreet Properties, Inc., 7.50%, 4/1/15	1,225,000	1,228

Total		2,831

Services (1.5%)
Allied Waste North America, 6.375%, 4/15/11	2,345,000	2,295
Allied Waste North America, 7.25%, 3/15/15	1,411,000	1,439

Total		3,734

Structured Product (3.6%)
Dow Jones Credit Derivative High Yield, 6.75%, 6/29/10 144A	5,625,579	5,598
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	3,520,000	3,546

Total		9,144

Technology (3.6%)
Flextronics International, Ltd., 6.25%, 11/15/14	408,000	400
Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,122
Sanmina Corp., 8.125%, 3/1/16	730,000	737
Stats Chippac, Inc., 6.75%, 11/15/11	662,000	649
Sungard Data Systems, Inc., 4.875%, 1/15/14	925,000	816
Sungard Data Systems, Inc., 9.125%, 8/15/13 144A	1,315,000	1,391
Unisys Corp., 6.875%, 3/15/10	625,000	608
Unisys Corp., 8.00%, 10/15/12	664,000	652
Xerox Corp., 6.40%, 3/15/16	485,000	481
Xerox Corp., 7.20%, 4/1/16	751,000	790
Xerox Corp., 7.625%, 6/15/13	1,415,000	1,490

Total		9,136

Telecommunications (3.7%)
American Tower Corp., 7.125%, 10/15/12	390,000	406
Citizens Communications, 9.25%, 5/15/11	1,425,000	1,564
GCI, Inc., 7.25%, 2/15/14	745,000	732
Qwest Communications International, Inc., 7.50%, 11/1/08	375,000	374
Qwest Corp., 7.875%, 9/1/11	2,826,000	3,016
Rogers Wireless, Inc., 6.375%, 3/1/14	620,000	618
Rogers Wireless, Inc., 7.25%, 12/15/12	501,000	528
Rogers Wireless, Inc., 8.00%, 12/15/12	1,220,000	1,295
Telecom Italia Capital, 5.25%, 10/1/15	835,000	777

Total		9,310

Transportation-Rail & Other (2.3%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	468,000	515
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	750,000	840
OMI Corp., 7.625%, 12/1/13	1,173,000	1,199
Progress Rail, 7.75%, 4/1/12 144A	560,000	582
Ship Finance International, Ltd., 8.50%, 12/15/13	1,130,000	1,062
Stena AB, 7.50%, 11/1/13	1,515,000	1,497

Total		5,695

Utilities (6.6%)
The AES Corp., 8.75%, 5/15/13 144A	1,750,000	1,889
The AES Corp., 9.375%, 9/15/10	610,000	665
Aquila, Inc., 9.95%, 2/1/11	1,560,000	1,728
CMS Energy Corp., 7.75%, 8/1/10	1,170,000	1,226
Dynegy Holdings, Inc., 8.375%, 5/1/16 144A	910,000	905
Edison Mission Energy, 7.73%, 6/15/09	1,045,000	1,071
Midwest Generation LLC, 8.75%, 5/1/34	935,000	1,012
NRG Energy, Inc., 7.25%, 2/1/14	1,570,000	1,596
NRG Energy, Inc., 7.375%, 2/1/16	1,455,000	1,486
Reliant Energy, Inc., 6.75%, 12/15/14	753,000	665
Sierra Pacific Resources, 8.625%, 3/15/14	1,125,000	1,221
Teco Energy, Inc., 6.75%, 5/1/15	565,000	581
TXU Corp., 5.55%, 11/15/14	2,775,000	2,595

Total		16,640

Total Bonds (Cost: $238,321)		237,739

Preferred Stocks (0.0%)
Media (0.0%)
PTV, Inc.	23	0

Total Preferred Stocks (Cost: $0)		0

Common Stocks and Warrants (0.1%)
Gaming/Leisure/Lodging (0.0%)
* Shreveport Gaming Holdings, Inc.	4,168	55

Total		55

Telecommunications (0.0%)
American Tower Corp. - Warrants	2,900	124

Total		124

Transportation-Rail & Other (0.1%)
* RailAmerica, Inc.	15,199	162

Total		162

Total Common Stocks and Warrants (Cost: $332)		341

Money Market Investments (4.8%)
National Commercial Banks (1.7%)
(b) Rabobank usa, 4.83%, 4/3/06	4,200,000	4,199

Total		4,199

Security Brokers and Dealers (3.1%)
Merrill Lynch, 4.75%, 4/7/06	8,000,000	7,994

Total		7,994

Total Money Market Investments (Cost: $12,193)		12,193

Total Investments (99.5%) (Cost $250,846)(a)		250,273

Other Assets, Less Liabilities (0.5%)		1,311

Net Assets (100.0%)		251,584

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006 the value of these securities (in thousands) was $46,048, representing 18.30% of the net assets.

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $250,846 and the net unrealized depreciation of investments based on that cost was $573 which is comprised of $2,578 aggregate gross unrealized appreciation and $3,151 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

(c)	PIK - Payment In Kind

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Euro Foreign Bond

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Corporate Bonds (26.4%)
Aerospace/Defense (2.0%)
(b) BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	1,850,000	1,784
(b) Boeing Capital Corp., 4.75%, 8/25/08	3,067,000	3,034
General Dynamics Corp., 3.00%, 5/15/08	3,660,000	3,494
General Dynamics Corp., 4.25%, 5/15/13	600,000	559
L-3 Communications Corp., 6.375%, 10/15/15	920,000	906
Lockheed Martin Corp., 7.65%, 5/1/16	875,000	1,003
Lockheed Martin Corp., 8.50%, 12/1/29	1,515,000	1,967
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,661

Total		16,408

Banking (3.6%)
(b) Bank of America Corp., 7.40%, 1/15/11	3,368,000	3,641
(b) Bank of New York, 4.95%, 1/14/11	1,050,000	1,030
(b) Bank One Corp., 5.25%, 1/30/13	2,835,000	2,777
(b) BB&T Corp., 4.90%, 6/30/17	650,000	609
(b) Citigroup, Inc., 4.625%, 8/3/10	3,450,000	3,351
(b) Compass Bank, 5.50%, 4/1/20	800,000	772
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	520,000	501
Mellon Bank NA, 5.45%, 4/1/16	1,190,000	1,176
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	2,449,000	2,392
PNC Bank NA, 5.25%, 1/15/17	1,160,000	1,116
Residential Capital, 6.00%, 2/22/11	1,340,000	1,329
State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,352
U.S. Bancorp, 6.19%, 4/15/11	890,000	882
UnionBanCal Corp., 5.25%, 12/16/13	565,000	548
Wachovia Corp., 5.35%, 3/15/11	2,215,000	2,206
Washington Mutual, Inc., 5.00%, 3/22/12	1,535,000	1,481
Wells Fargo Bank NA, 6.45%, 2/1/11	2,100,000	2,188
Zions Bancorporation, 5.50%, 11/16/15	1,520,000	1,483

Total		28,834

Beverage/Bottling (1.3%)
(b) Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	378,000	416
(b) Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	3,025,000	3,385
(b) Bottling Group LLC, 5.50%, 4/1/16	815,000	805
(b) Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	1,500,000	1,501
Diageo Capital PLC, 4.375%, 5/3/10	2,780,000	2,669
PepsiAmericas, Inc., 4.875%, 1/15/15	1,710,000	1,625

Total		10,401

Cable/Media/Broadcasting/Satellite (0.9%)
(b) Comcast Corp., 6.45%, 3/15/37	985,000	948
TCI Communications, Inc., 8.75%, 8/1/15	735,000	860
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	3,110,000	3,223
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	165,000	190
Time Warner Entertainment Co., LP, 8.875%, 10/1/12	1,500,000	1,711

Total		6,932

Conglomerate/Diversified Manufacturing (0.2%)
Honeywell International, Inc., 5.40%, 3/15/16	370,000	365
Textron Financial Corp., 2.75%, 6/1/06	1,300,000	1,296

Total		1,661

Consumer Products (0.8%)
(b) The Clorox Co., 4.20%, 1/15/10	1,750,000	1,670
Fortune Brands, Inc., 5.375%, 1/15/16	1,760,000	1,689
Fortune Brands, Inc., 5.875%, 1/15/36	355,000	331
The Gillette Co., 2.50%, 6/1/08	3,300,000	3,119

Total		6,809

Electric Utilities (4.1%)
(b) AEP Texas Central Co., 6.65%, 2/15/33	575,000	597
(b) Commonwealth Edison Co., 5.90%, 3/15/36	365,000	348
(b) Consumer Energy Co., 4.80%, 2/17/09	3,675,000	3,600
Dominion Resources, Inc., 5.95%, 6/15/35	1,600,000	1,475
DTE Energy Co., 6.375%, 4/15/33	325,000	320
DTE Energy Co., 7.05%, 6/1/11	4,470,000	4,725
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,150,000	1,101
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	625
Florida Power Corp., 4.50%, 6/1/10	2,115,000	2,038
FPL Group Capital, Inc., 5.551%, 2/16/08	2,815,000	2,820
Indiana Michigan Power, 5.05%, 11/15/14	1,560,000	1,475
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	805,648	779
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	942
Nevada Power Co., 5.875%, 1/15/15	1,200,000	1,178
Oncor Electric Delivery Co., 7.00%, 9/1/22	1,835,000	1,961
PacifiCorp, 5.45%, 9/15/13	3,000,000	2,985
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,653
PPL Electric Utilities Corp., 5.875%, 8/15/07	485,000	488
PPL Electric Utilities Corp., 6.25%, 8/15/09	145,000	149
Progress Energy, Inc., 6.85%, 4/15/12	965,000	1,018
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	969
Puget Energy, Inc., 3.363%, 6/1/08	1,380,000	1,322

Total		32,568

Food Processors (1.0%)
(b) Bunge Ltd. Finance Corp., 5.10%, 7/15/15	485,000	453
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,775
Kraft Foods, Inc., 6.25%, 6/1/12	3,595,000	3,703

Total		7,931

Gaming/Lodging/Leisure (0.2%)
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	1,195,000	1,145
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	410,000	388

Total		1,533

Gas Pipelines (0.5%)
(b) Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,256
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,285,000	1,398
Kinder Morgan Finance, 6.40%, 1/5/36	990,000	964

Total		3,618

Independent Finance (0.8%)
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,232
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	1,417
iStar Financial, Inc., 5.15%, 3/1/12	2,955,000	2,836

Total		6,485

Information/Data Technology (0.3%)
(b) Cisco Systems, Inc., 5.50%, 2/22/16	2,500,000	2,462

Total		2,462

Machinery (0.1%)
John Deere Capital Corp., 4.50%, 8/25/08	825,000	810

Total		810

Oil and Gas (1.5%)
(b) Conoco Funding Co., 6.35%, 10/15/11	4,875,000	5,084
Nexen, Inc., 5.875%, 3/10/35	215,000	200
Occidental Petroleum, 4.00%, 11/30/07	1,500,000	1,469
Occidental Petroleum, 10.125%, 9/15/09	1,000,000	1,150
Pemex Project Funding Master Trust, 6.625%, 6/15/35 144A	2,575,000	2,488
Petro-Canada, 5.95%, 5/15/35	1,060,000	1,010
Talisman Energy, Inc., 5.85%, 2/1/37	1,110,000	1,043

Total		12,444

Other Finance (0.4%)
SLM Corp., 4.50%, 7/26/10	3,020,000	2,882

Total		2,882

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	540,000	514

Total		514

Pharmaceuticals (0.3%)
(b) Abbott Laboratories, 3.75%, 3/15/11	2,480,000	2,311

Total		2,311

Property and Casualty Insurance (0.6%)
(b) Berkley (WR) Corp., 9.875%, 5/15/08	2,860,000	3,119
(b) Berkshire Hathaway Finance, 3.40%, 7/2/07	1,500,000	1,465

Total		4,584

Railroads (1.1%)
(b) Burlington Northern Santa Fe, 6.125%, 3/15/09	3,000,000	3,064
Union Pacific Corp., 3.875%, 2/15/09	3,000,000	2,885
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,173

Total		9,122

Real Estate Investment Trusts (1.4%)
(b) Archstone-Smith Operating Trust, 5.25%, 12/1/10	575,000	566
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	973
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,284
ERP Operating LP, 5.375%, 8/1/16	1,210,000	1,169
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,256
HRPT Properties Trust, 5.75%, 11/1/15	800,000	781
ProLogis, 5.50%, 3/1/13	1,070,000	1,053
ProLogis, 5.75%, 4/1/16	1,115,000	1,096
Simon Property Group LP, 5.375%, 6/1/11 144A	2,960,000	2,918

Total		11,096

Retail Food and Drug (0.0%)
(b) CVS Corp., 4.875%, 9/15/14	355,000	334

Total		334

Retail Stores (1.3%)
Federated Department Stores, 6.30%, 4/1/09	3,790,000	3,873
The Home Depot, Inc., 5.40%, 3/1/16	1,860,000	1,838
J.C. Penney Co., Inc., 6.875%, 10/15/15	490,000	512
Target Corp., 5.40%, 10/1/08	4,555,000	4,578

Total		10,801

Security Brokers and Dealers (1.1%)
(b) Credit Suisse USA, Inc., 5.25%, 3/2/11	2,575,000	2,546
Goldman Sachs Group, Inc., 5.15%, 1/15/14	2,420,000	2,333
Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	1,490,000	1,461
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	990,000	945
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,680

Total		8,965

Telecommunications (2.5%)
(b) ALLTELL Corp., 4.656%, 5/17/07	1,190,000	1,182
(b) AT&T Corp., 9.05%, 11/15/11	1,500,000	1,622
(b)(e) AT&T Corp., 9.75%, 11/15/31	835,000	997
AT&T, Inc., 5.10%, 9/15/14	625,000	593
(b) BellSouth Corp., 5.20%, 9/15/14	625,000	598
(b) BellSouth Corp., 6.55%, 6/15/34	925,000	923
(b) Cingular Wireless LLC, 7.125%, 12/15/31	1,535,000	1,662
Deutsche Telekom International Finance, 5.75%, 3/23/16	1,475,000	1,441
France Telecom SA, 8.50%, 3/1/31	800,000	999
Sprint Capital Corp., 8.375%, 3/15/12	1,880,000	2,124
Sprint Capital Corp., 8.75%, 3/15/32	685,000	856
Telecom Italia Capital, 4.00%, 1/15/10	3,105,000	2,920
Verizon Global Funding Corp., 4.375%, 6/1/13	1,000,000	918
Verizon Global Funding Corp., 5.85%, 9/15/35	1,150,000	1,031
Vodafone Group PLC, 5.50%, 6/15/11	2,035,000	2,016
Vodafone Group PLC, 5.75%, 3/15/16	370,000	363

Total		20,245

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.50%, 1/15/16	750,000	727
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	341

Total		1,068

Yankee Sovereign (0.2%)
United Mexican States, 5.625%, 1/15/17	1,480,000	1,433

Total		1,433

Total Corporate Bonds (Cost: $218,652)		212,251

Governments (28.2%)
Governments (28.2%)
Aid-Israel, 5.50%, 4/26/24	1,910,000	1,954
(e) BECCS, 14.00%, 11/15/11	5,600,000	5,431
Federal Home Loan Bank, 5.54%, 1/8/09	3,700,000	3,746
Federal Home Loan Bank, 6.00%, 5/13/13	2,445,000	2,359
Federal Home Loan Bank, 6.00%, 7/17/18	2,365,000	2,194
Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,140
Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,133
(f) Japan Government, 0.10%, 1/20/07	470,000,000	3,981
Overseas Private Investment, 4.10%, 11/15/14	2,588,880	2,452
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	3,600,000	2,672
US Treasury, 4.25%, 1/15/11	22,615,000	22,054
US Treasury, 4.25%, 8/15/15	6,570,000	6,259
US Treasury, 4.375%, 12/15/10	18,386,000	18,035
US Treasury, 4.50%, 2/15/09	2,450,000	2,429
(g) US Treasury, 4.50%, 2/28/11	17,480,000	17,225
(g) US Treasury, 4.50%, 2/15/16	25,870,000	25,161
(g) US Treasury, 4.50%, 2/15/36	14,688,000	13,781
US Treasury, 4.625%, 2/29/08	3,180,000	3,167
(g) US Treasury, 5.375%, 2/15/31	14,846,000	15,628
US Treasury, 6.25%, 8/15/23	52,545,000	59,593
US Treasury, 7.125%, 2/15/23	9,225,000	11,345

Total Governments (Cost: $232,017)		226,739

Structured Products (41.4%)
Structured Products (41.4%)
(b) Asset Securitization Corp., Series 1997-D5, Class PS1, 1.725%, 2/14/43 IO	9,888,468	444
(b) CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	1,730,000	1,687
(b) Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30	2,000,000	2,038
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	4,000,000	4,117
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.157%, 2/18/31 IO	96,649,133	1,851
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.765%, 10/15/30 IO 144A	61,524,294	642
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.618%, 1/15/25 IO 144A	15,756,588	607
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,933,907	1,804
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,437,774	2,329
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	6,488,067	6,194
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,625,612	3,537
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	615,793	600
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	2,288,295	2,231
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	3,090,623	3,013
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	7,663,764	7,293
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	13,768,979	13,104
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	32,633,019	31,056
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,154,015	1,147
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	3,226,787	3,206
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	633,387	629
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	4,190,703	4,163
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,680,913	2,618
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	11,284,603	11,021
Federal Home Loan Mortgage Corp., 5.50%, 11/1/35	1,855,506	1,812
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	1,567,067	1,598
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	2,154,485	2,196
Federal National Mortgage Association, 4.00%, 6/1/19	1,314,257	1,231
Federal National Mortgage Association, 4.50%, 6/1/19	7,457,137	7,137

Federal National Mortgage Association, 4.50%, 8/1/19	1,399,125	1,339
Federal National Mortgage Association, 4.50%, 12/1/19	840,924	805
Federal National Mortgage Association, 5.00%, 3/1/20	2,660,307	2,596
Federal National Mortgage Association, 5.00%, 4/1/20	1,051,175	1,025
Federal National Mortgage Association, 5.00%, 5/1/20	1,946,852	1,899
Federal National Mortgage Association, 5.00%, 7/1/20	2,583,103	2,519
Federal National Mortgage Association, 5.00%, 4/1/35	2,805,185	2,671
Federal National Mortgage Association, 5.00%, 7/1/35	4,437,518	4,226
Federal National Mortgage Association, 5.00%, 10/1/35	2,971,519	2,830
Federal National Mortgage Association, 5.17%, 1/1/16	2,735,654	2,672
Federal National Mortgage Association, 5.32%, 4/1/14	1,775,870	1,756
Federal National Mortgage Association, 5.50%, 9/1/34	8,868,419	8,669
Federal National Mortgage Association, 5.50%, 3/1/35	5,980,151	5,840
Federal National Mortgage Association, 5.50%, 7/1/35	1,369,469	1,337
Federal National Mortgage Association, 5.50%, 8/1/35	3,497,496	3,415
Federal National Mortgage Association, 5.50%, 9/1/35	19,909,174	19,440
Federal National Mortgage Association, 5.50%, 10/1/35	5,736,110	5,601
Federal National Mortgage Association, 5.50%, 11/1/35	15,747,760	15,376
Federal National Mortgage Association, 6.00%, 5/1/35	4,142,231	4,143
Federal National Mortgage Association, 6.00%, 6/1/35	4,233,141	4,235
Federal National Mortgage Association, 6.00%, 7/1/35	10,459,942	10,463
Federal National Mortgage Association, 6.00%, 8/1/35	690,970	691
Federal National Mortgage Association, 6.00%, 10/1/35	2,838,562	2,840
Federal National Mortgage Association, 6.00%, 11/1/35	6,075,589	6,078
Federal National Mortgage Association, 6.50%, 11/1/35	2,972,048	3,032
Federal National Mortgage Association, 6.50%, 12/1/35	7,232,895	7,380
Federal National Mortgage Association, 6.50%, 4/1/36	1,600,000	1,633
Federal National Mortgage Association, 6.75%, 4/25/18	1,560,925	1,594
Federal National Mortgage Association - Aces, Series 2006-M1, Class C, 5.355%,	6,949,000	6,897
Final Maturity Amortizing Notes, 4.45%, 8/25/12	8,780,133	8,412
Government National Mortgage Association, 5.50%, 10/15/31	67,709	67
Government National Mortgage Association, 5.50%, 11/15/31	18,757	19
Government National Mortgage Association, 5.50%, 12/15/31	251,485	249
Government National Mortgage Association, 5.50%, 1/15/32	572,824	568
Government National Mortgage Association, 5.50%, 2/15/32	198,913	197
Government National Mortgage Association, 5.50%, 3/15/32	304,314	301
Government National Mortgage Association, 5.50%, 4/15/32	18,080	18
Government National Mortgage Association, 5.50%, 7/15/32	32,085	32
Government National Mortgage Association, 5.50%, 9/15/32	5,307,702	5,260
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	8,712,000	8,604
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	493,525	508
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.223%, 1/25/29 IO 144A	3,010,833	23
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	20,500,000	20,341
(d) RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	180
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	131,443	129
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.01%, 9/15/10	9,916,000	9,886
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	5,191,367	4,962
WFS Financial Owner Trust, Series 2005-3, Class A3A, 4.25%, 6/17/10	9,466,000	9,339
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	4,650,000	4,605
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	7,027,000	7,002

Total Structured Products (Cost: $340,762)		333,009

Money Market Investments (9.4%)
Autos (0.6%)
(b) Fcar Owner Trust 1, 4.61%, 4/10/06	5,000,000	4,994

Total		4,994

Federal Government & Agencies (0.1%)
(b) Federal National Mortgage Association, 4.65%, 6/26/06	800,000	791

Total		791

Finance Lessors (1.2%)
(b) Ranger Funding, Co., LLC, 4.55%, 4/5/06	5,000,000	4,997
(b) Thunder Bay Funding, Inc., 4.57%, 4/3/06	5,000,000	4,999

Total		9,996

Finance Services (1.2%)
(b) Bryant Park Funding LLC, 4.58%, 4/4/06	5,000,000	4,998
(b) Preferred Receivable Funding, 4.55%, 4/4/06	5,000,000	4,998

Total		9,996

Miscellaneous Business Credit Institutions (0.6%)
(b) Caterpillar Financial, 4.78%, 4/24/06	5,000,000	4,985

Total		4,985

National Commercial Banks (1.8%)
(b) Barclays US Funding LLC, 4.75%, 4/28/06	5,000,000	4,982
(b) Citigroup Funding, Inc., 4.55%, 4/3/06	5,000,000	4,999
(b) Rabobank USA Finance Corp., 4.83%, 4/3/06	3,900,000	3,899

Total		13,880

Newspapers (0.6%)
(b) Gannet Co., Inc., 4.74%, 4/11/06	5,000,000	4,993

Total		4,993

Personal Credit Institutions (1.2%)
(b) American General Financial Corp, 4.73%, 4/19/06	5,000,000	4,988
(b) Toyota Motor Credit Corp., 4.57%, 4/3/06	5,000,000	4,999

Total		9,987

Short Term Business Credit (2.1%)
(b) HSBC Finance Corp., 4.66%, 4/14/06	5,000,000	4,992
(b) New Center Asset Trust, 4.76%, 4/7/06	5,000,000	4,997
(b) Old Line Funding Corp., 4.54%, 4/3/06	900,000	900
(b) Sheffield Receivables, 4.78%, 4/17/06	5,000,000	4,989

Total		15,878

Total Money Market Investments (Cost: $75,499)		75,500

Total Investments (105.4%) (Cost $866,930)(a)		847,499

Other Assets, Less Liabilities (-5.4%)		(43,648)

Net Assets (100.0%)		803,851

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006 the value of these securities (in thousands) was $22,334, representing 2.78% of the net assets.

IO - Interest Only Security

(a)	At March 31, 2006 the aggregate cost of securities for federal tax purposes (in thousands) was $866,930 and the net unrealized depreciation of investments based on that cost was $19,431 which is comprised of $1,168 aggregate gross unrealized appreciation and $20,599 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Short) (Total Notional Value at March 31, 2006, $18,498)	172	6/06	$(199)
US Long Bond (CBT) Commodity (Long) (Total Notional Value at March 31, 2006, $903)	8	6/06	$(30)
US 5 Year Note (CBT) Commodity (Short) (Total Notional Value at March 31, 2006, $115,120)	1,097	6/06	$(552)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond

(g)	All or portion of the securities have been loaned.

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

Schedule of Investments

March 31, 2006 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Money Market Investments (100.8%)
Asset-Backed Securities (CMO’S) (0.8%)
Ford Credit Auto Owner Trust, 4.72%, 11/15/06	2,730,340	2,730

Total		2,730

Autos (11.2%)
Daimler Chrysler Revolving Auto Conduit LLC, 4.62%, 4/10/06	7,500,000	7,491
Fcar Owner Trust 1, 4.57%, 4/10/06	7,500,000	7,491
Fcar Owner Trust 1, 4.60%, 4/17/06	7,950,000	7,934
New Center Asset Trust, 4.55%, 4/4/06	7,500,000	7,497
New Center Asset Trust, 4.70%, 4/28/06	8,000,000	7,972

Total		38,385

Finance Lessors (13.5%)
Ranger Funding, Co. LLC, 4.55%, 4/5/06	7,500,000	7,496
Ranger Funding, Co. LLC, 4.60%, 4/6/06	8,000,000	7,994
Thunder Bay Funding, Inc., 4.77%, 5/15/06	15,500,000	15,410
Windmill Funding Corp., 4.62%, 4/17/06	7,500,000	7,485
Windmill Funding Corp., 4.73%, 4/25/06	8,000,000	7,975

Total		46,360

Finance Services (17.8%)
Bryant Park Funding LLC, 4.63%, 4/5/06	7,500,000	7,496
Bryant Park Funding LLC, 4.63%, 4/24/06	8,000,000	7,976
Ciesco LP, 4.58%, 4/12/06	7,500,000	7,490
Ciesco LP, 4.75%, 5/4/06	8,000,000	7,965
HBOS PLC, 3.125%, 1/12/07 144A	3,400,000	3,346
HBOS Treasury Services PLC, 4.45%, 2/09/07	3,400,000	3,401
HBOS Treasury Services PLC, 4.69%, 5/16/06	8,000,000	7,953
Preferred Receivable Funding, 4.55%, 4/4/06	7,500,000	7,497
Preferred Receivable Funding, 4.65%, 4/13/06	8,000,000	7,989

Total		61,113

Miscellaneous Business Credit Institutions (5.8%)
Caterpillar Financial Services Corp., 4.78%, 4/24/06	7,000,000	6,979
General Electric Capital Corp., 4.67%, 7/9/07	5,000,000	5,000
General Electric Capital Corp., 4.70%, 5/2/06	8,000,000	7,967

Total		19,946

National Commercial Banks (18.1%)
Bank of America Corp., 4.56%, 4/11/06	8,000,000	7,990
Bank of America Corp., 7.20%, 4/15/06	3,400,000	3,404
Barclays US Funding LLC, 4.67%, 5/8/06	7,500,000	7,464
Barclays US Funding LLC, 4.72%, 5/15/06	8,000,000	7,954
Citigroup Funding, Inc., 4.55%, 4/3/06	8,000,000	7,999
Citigroup Funding, Inc., 4.55%, 4/4/06	7,500,000	7,497
FleetBoston Financial Corporation, 8.625%, 1/15/07	2,500,000	2,567
Rabobank USA, 4.83%, 4/3/06	5,690,000	5,688

Royal Bank of Scotland - New York, 4.485%, 12/27/06	3,400,000	3,400
UBS Finance LLC, 4.61%, 4/7/06	5,000,000	4,996
Wells Fargo Co., 6.875%, 4/1/06	3,400,000	3,400

Total		62,359

Personal Credit Institutions (7.7%)
American Express Co., 5.50%, 9/12/06	3,400,000	3,411
American Express Credit Corp., 4.54%, 4/3/06	7,450,000	7,448
American General Financial Corp., 4.64%, 4/18/06	5,000,000	4,989
American General Financial Corp., 4.66%, 4/19/06	6,000,000	5,986
American General Financial Corp., 4.75%, 5/12/06	4,500,000	4,476

Total		26,310

Phone Communications Except Radiophone (4.2%)
Bellsouth Corp., 4.75%, 5/3/06	6,600,000	6,572
Bellsouth Corp., 4.76%, 5/8/06	8,000,000	7,961

Total		14,533

Security Brokers and Dealers (8.4%)
Bear Stearns Co., Inc., 4.55%, 4/3/06	7,500,000	7,498
Bear Stearns Co., Inc., 4.55%, 4/5/06	8,000,000	7,997
Goldman Sachs Group, Inc., 3.55%, 8/1/06	3,400,000	3,401
Merrill Lynch & Co., Inc., 5.09%, 12/22/06	3,100,000	3,104
Morgan Stanley Dean Witter, 4.93%, 11/24/06	3,400,000	3,403
Morgan Stanley Dean Witter, 6.10%, 4/15/06	3,400,000	3,402

Total		28,805

Short Term Business Credit (13.3%)
HSBC Finance Corp., 4.66%, 4/14/06	8,000,000	7,987
HSBC Finance Corp., 5.75%, 1/30/07	3,400,000	3,426
HSBC Finance Corp., 7.875%, 3/1/07	3,400,000	3,486
Old Line Funding Corp., 4.67%, 5/1/06	8,000,000	7,969
Old Line Funding Corp., 4.71%, 4/20/06	7,500,000	7,481
Sheffield Receivables, 4.69%, 4/18/06	8,000,000	7,982
Sheffield Receivables, 4.73%, 4/21/06	7,500,000	7,480

Total		45,811

Total Money Market Investments (Cost: $346,352)		346,352

Total Investments (100.8%) (Cost $346,352)(a)		346,352

Other Assets, Less Liabilities (-0.8%)		(2,909)

Net Assets (100.0%)		343,443

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006 the value of these securities (in thousands) was $3,346, representing 0.97% of the net assets.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: May 3, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: May 3, 2006

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President, Chief Financial Officer and Treasurer

Date: May 3, 2006